Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5%
Communication Services: 13.6%
6,661	Alphabet, Inc. - Class A*	$7,739,749
3,607	Alphabet, Inc. - Class C*	4,194,256
4,000	Charter Communications, Inc. - Class A*	1,745,240
10,208	Facebook, Inc. - Class A*	1,702,694
15,830	Netflix, Inc.*	5,944,165
42,805	Sea Ltd. - ADR*	1,896,690
11,550	Spotify Technology S.A.*	1,402,632
38,625	Tencent Holdings Ltd.	1,894,513
58,700	ViacomCBS, Inc. - Class B	822,387

		27,342,326

Consumer Discretionary: 18.8%
27,144	Alibaba Group Holding Ltd. - ADR*	5,278,965
4,320	Amazon.com, Inc.*	8,422,791
3,275	Booking Holdings, Inc.*	4,405,923
11,000	Dollar General Corp.	1,661,110
119,700	General Motors Co.	2,487,366
40,035	Hilton Worldwide Holdings, Inc.	2,731,988
37,300	Lear Corp.	3,030,625
51,200	Naspers Ltd. - Class N, ADR	1,456,128
51,500	Nordstrom, Inc.	790,010
51,200	Prosus N.V. - ADR*	700,928
104,300	Revolve Group, Inc.*	901,152
13,900	Royal Caribbean Cruises Ltd.	447,163
54,805	Thor Industries, Inc.	2,311,675
43,500	TJX Cos., Inc. (The)	2,079,735
53,200	YETI Holdings, Inc.*	1,038,464

		37,744,023

Consumer Staples: 3.8%
12,700	Constellation Brands, Inc. - Class A	1,820,672
12,495	Diageo Plc - ADR	1,588,364
25,515	Monster Beverage Corp.*	1,435,474
95,400	Nomad Foods Ltd.*	1,770,624
8,034	Sanderson Farms, Inc.	990,753

		7,605,887

Energy: 1.6%
26,820	Apache Corp.	112,107
27,300	Concho Resources, Inc.	1,169,805
31,000	EOG Resources, Inc.	1,113,520
142,400	Parsley Energy, Inc. - Class A	815,952

		3,211,384

Financials: 20.0%
87,200	Ally Financial, Inc.	1,258,296
85,500	American International Group, Inc.	2,073,375
87,000	Bank of America Corp.	1,847,010
49,475	Bank of New York Mellon Corp. (The)	1,666,318
19	Berkshire Hathaway, Inc. - Class A*	5,168,000
24,400	Berkshire Hathaway, Inc. - Class B*	4,461,052
91,060	Capital One Financial Corp.	4,591,245
86,427	Charles Schwab Corp. (The)	2,905,676

Shares		Value
Financials (continued)
12,469	Chubb Ltd.	$1,392,663
43,300	Citigroup, Inc.	1,823,796
5,000	Fairfax Financial Holdings Ltd.	1,534,800
15,030	JPMorgan Chase & Co.	1,353,151
17,229	MetLife, Inc.	526,690
15,383	Northern Trust Corp.	1,160,801
34,500	Pinnacle Financial Partners, Inc.	1,295,130
5,509	Reinsurance Group of America, Inc.	463,527
24,879	Travelers Cos., Inc. (The)	2,471,729
48,640	US Bancorp	1,675,648
93,280	Wells Fargo & Co.	2,677,136

		40,346,043

Health Care: 12.1%
17,794	Alexion Pharmaceuticals, Inc.*	1,597,723
61,524	DENTSPLY SIRONA, Inc.	2,388,977
9,051	Edwards Lifesciences Corp.*	1,707,200
4,937	ICU Medical, Inc.*	996,138
6,250	Illumina, Inc.*	1,707,000
49,500	Koninklijke Philips N.V.	2,013,037
49,140	LivaNova Plc*	2,223,585
36,539	Merit Medical Systems, Inc.*	1,141,844
90,250	Mylan N.V.*	1,345,628
34,500	Quest Diagnostics, Inc.	2,770,350
3,850	Regeneron Pharmaceuticals, Inc.*	1,879,917
38,282	Smith & Nephew Plc - ADR	1,373,175
13,200	UnitedHealth Group, Inc.	3,291,816

		24,436,390

Industrials: 11.0%
11,128	3M Co.	1,519,083
18,675	Carlisle Cos., Inc.	2,339,604
22,500	Eaton Corp. Plc	1,748,025
33,500	Ferguson Plc	2,109,324
228,000	General Electric Co.	1,810,320
17,400	Honeywell International, Inc.	2,327,946
110,100	Howmet Aerospace, Inc.	1,768,206
33,650	Knight-Swift Transportation Holdings, Inc.	1,103,720
72,000	Southwest Airlines Co.	2,563,920
26,480	United Technologies Corp.	2,497,859
17,493	WABCO Holdings, Inc.*	2,362,430

		22,150,437

Information Technology: 14.9%
15,262	Amphenol Corp. - Class A	1,112,295
12,889	Atlassian Corp. Plc - Class A*	1,769,144
39,800	Genpact Ltd.	1,162,160
65,800	NCR Corp.*	1,164,660
8,600	Palo Alto Networks, Inc.*	1,410,056
15,921	salesforce.com, Inc.*	2,292,306
15,561	ServiceNow, Inc.*	4,459,471
82,060	TE Connectivity Ltd.	5,168,139
49,210	Visa, Inc. - Class A	7,928,715
13,502	Workday, Inc. - Class A*	1,758,230
27,650	Zendesk, Inc.*	1,769,876

		29,995,052

Materials: 0.7%
37,800	Agnico Eagle Mines Ltd.	1,504,062

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Real Estate: 1.0%
51,900	CBRE Group, Inc. - Class A*	$1,957,149

TOTAL COMMON STOCKS (Cost $175,220,092)		196,292,753

PREFERRED STOCK: 1.2%
Information Technology: 1.2%
76,000	Samsung Electronics Co. Ltd. - (Preference Shares)	2,503,471

TOTAL PREFERRED STOCK (Cost $2,454,001)		2,503,471

Principal Amount
SHORT-TERM INVESTMENTS: 1.4%
REPURCHASE AGREEMENTS : 1.4%
$2,711,000	Fixed Income Clearing Corp. 0.000%, 3/31/2020, due 04/01/2020 [collateral: par value $2,440,000, U.S. Treasury Notes, 2.375%, due 05/15/2027 value $2,777,264.] (proceeds $2,711,000)	2,711,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,711,000)		2,711,000

TOTAL INVESTMENTS (Cost: $180,385,093): 100.1%		201,507,224

Liabilities in Excess of Other Assets: (0.1)%		(212,210)

NET ASSETS: 100.0%		$201,295,014

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2020 was as follows*:

Cost of investments	$180,385,093

Gross unrealized appreciation	50,956,143
Gross unrealized depreciation	(29,834,012)

Net unrealized appreciation	$21,122,131

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 94.8%
Australia: 1.7%
3,475,538	Incitec Pivot Ltd.	$4,418,124

Austria: 1.6%
214,283	S&T AG	4,067,359

Belgium: 2.2%
294,310	Fagron	5,807,485

Bermuda: 5.9%
1,162,527	Frontline Ltd.	11,171,885
192,900	Jardine Strategic Holdings Ltd.	4,269,828

		15,441,713

Canada: 1.2%
239,800	CAE, Inc.	3,021,276

Cayman Islands: 2.3%
260,396	Trip.com Group Ltd. - ADR*	6,106,286

Denmark: 1.2%
27,185	Carlsberg A/S - Class B	3,083,840

Finland: 2.0%
181,856	Sampo Oyj - Class A	5,313,199

France: 15.4%
164,200	BNP Paribas S.A.	4,944,239
10,354	Bollore S.A.*	33,974
1,749,242	Bollore S.A.	4,813,042
208,161	Constellium SE*	1,084,519
449,429	Elis S.A.	4,258,617
71,265	Safran S.A.	6,256,814
875,333	Vivendi S.A.	18,760,427

		40,151,632

Germany: 4.3%
23,625	Allianz SE	4,067,900
213,050	Daimler AG	6,528,432
25,136	LPKF Laser & Electronics AG*	475,485

		11,071,817

Ireland: 1.0%
49,145	Ryanair Holdings Plc - ADR*	2,609,108

Israel: 2.2%
1,943,224	Israel Discount Bank Ltd. - Class A	5,748,178

Japan: 12.4%
283,400	Asahi Group Holdings Ltd.	9,199,983
91,700	Cocokara fine, Inc.	4,768,926
562,648	Nexon Co. Ltd.	9,201,350
19,300	Nintendo Co. Ltd.	7,442,507
27,300	Toyota Motor Corp.	1,643,203

		32,255,969

Mexico: 1.4%
606,446	Grupo Televisa SAB - ADR	3,517,387

Monaco: 1.5%
693,643	Scorpio Bulkers, Inc.	1,754,917
107,211	Scorpio Tankers, Inc.	2,049,874

		3,804,791

Shares		Value
Netherlands: 7.0%
835,941	CNH Industrial N.V.	$4,777,513
177,538	EXOR N.V.	9,134,573
359,643	OCI N.V.*	4,315,851

		18,227,937

Norway: 0.6%
173,874	Atlantic Sapphire A/S*	1,500,661

Russia: 1.8%
3,698,526	Moscow Exchange MICEX-RTS PJSC	4,590,475

South Africa: 0.9%
16,640	Naspers Ltd. - Class N	2,378,557

South Korea: 0.7%
13,680	NAVER Corp.	1,881,867

Spain: 2.3%
1,023,255	Codere S.A.*(a)	1,611,995
288,181	Siemens Gamesa Renewable Energy S.A.	4,331,205

		5,943,200

Sweden: 4.1%
838,609	Modern Times Group MTG AB - Class B*	6,607,246
191,224	Nordic Entertainment Group AB - Class B	4,024,511

		10,631,757

Switzerland: 6.4%
34,235	Cie Financiere Richemont S.A.	1,875,651
556,433	Credit Suisse Group AG	4,593,251
3,886,400	Glencore Plc	5,947,179
125,270	Julius Baer Group Ltd.	4,275,512

		16,691,593

United Kingdom: 13.9%
180,900	Ashtead Group Plc	4,028,416
122,471	Coca-Cola European Partners Plc	4,661,877
190,366	easyJet Plc	1,373,574
458,532	Gamesys Group Plc*	4,167,651
1,766,359	Informa Plc	9,821,880
11,683,050	Lloyds Banking Group Plc	4,619,186
354,468	Prudential Plc	4,536,635
696,700	Rolls-Royce Holdings Plc	2,939,663

		36,148,882

United States: 0.8%
333,287	Genco Shipping & Trading Ltd.	2,139,703

TOTAL COMMON STOCKS (Cost $313,190,970)		246,552,796

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.5%
REPURCHASE AGREEMENTS: 4.5%
$11,763,000	Fixed Income Clearing Corp. 0.000%, 03/31/2020, due 04/01/2020 [collateral: par value $10,550,000, U.S. Treasury Note, 2.375%, due 05/15/2027 value $12,008,253] (proceeds $11,763,000)	$11,763,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,763,000)		11,763,000

TOTAL INVESTMENTS (Cost: $324,953,970): 99.3%		258,315,796

Other Assets in Excess of Liabilities: 0.7%		1,708,314

NET ASSETS: 100.0%		$260,024,110

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc

The cost basis of investments for federal income tax purposes at March 31, 2020 was as follows*:

Cost of investments	$324,953,970

Gross unrealized appreciation	10,018,391
Gross unrealized depreciation	(76,665,126)

Net unrealized depreciation	$(66,646,735)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2020 (Unaudited)

At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2020	Fund Delivering	U.S. $ Value at March 31, 2020	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/17/2020	CHF	$198,059	USD	$195,297	$2,762	$—
	6/17/2020	USD	855,967	CHF	867,290	—	(11,323)

			$1,054,026		$1,062,587	$2,762	$(11,323)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 95.0%
Communication Services: 7.7%
35,572	Emerald Holding, Inc.	$92,131
65,000	EW Scripps Co. (The) - Class A	490,100
88,259	MDC Partners, Inc. - Class A*	127,976
21,593	Millicom International Cellular S.A.*	613,241

		1,323,448

Consumer Discretionary: 8.9%
37,106	American Eagle Outfitters, Inc.	294,993
14,600	Cheesecake Factory, Inc. (The)	249,368
13,750	Chewy, Inc. - Class A*	515,487
4,094	Jack in the Box, Inc.	143,495
4,150	Mohawk Industries, Inc.*	316,396

		1,519,739

Consumer Staples: 8.1%
35,991	Hain Celestial Group, Inc. (The)*	934,686
10,105	TreeHouse Foods, Inc.*	446,136

		1,380,822

Energy: 0.8%
43,153	WPX Energy, Inc.*	131,617

Financials: 3.2%
16,000	AllianceBernstein Holding L.P.	297,440
15,300	Bank of NT Butterfield & Son Ltd. (The)	260,559

		557,999

Health Care: 11.5%
20,300	Avanos Medical, Inc.*	546,679
119,800	Capital Senior Living Corp.*	69,484
6,000	Integer Holdings Corp.*	377,160
4,407	Magellan Health, Inc.*	212,021
13,054	MEDNAX, Inc.*	151,948
22,166	Orthofix Medical, Inc.*	620,870

		1,978,162

Industrials: 21.8%
8,800	ASGN, Inc.*	310,816
16,450	Avis Budget Group, Inc.*	228,655
6,020	Axon Enterprise, Inc.*	426,035
25,000	Colfax Corp.*	495,000
89,578	GP Strategies Corp.*	583,153
7,500	Heritage-Crystal Clean, Inc.*	121,800
22,600	Macquarie Infrastructure Corp.	570,650
9,525	Regal Beloit Corp.	599,599
11,916	SPX Corp.*	388,938

		3,724,646

Information Technology: 20.0%
9,900	Brooks Automation, Inc.	301,950
25,500	Dropbox, Inc. - Class A*	461,550
8,607	FARO Technologies, Inc.*	383,012
32,398	FireEye, Inc.*	342,771
8,797	FLIR Systems, Inc.	280,536

Shares		Value
Information Technology (continued)
28,499	NCR Corp.*	$504,432
25,000	ViaSat, Inc.*	898,000
2,340	WEX, Inc.*	244,647

		3,416,898

Materials: 9.4%
29,280	Compass Minerals International, Inc.	1,126,401
19,000	Norbord, Inc.	224,960
22,000	Olin Corp.	256,740

		1,608,101

Real Estate: 3.6%
12,876	Equity Commonwealth - REIT	408,298
5,800	Ryman Hospitality Properties, Inc. - REIT	207,930

		616,228

TOTAL COMMON STOCKS (Cost $23,395,475)		16,257,660

Principal Amount
SHORT-TERM INVESTMENTS: 4.7%
REPURCHASE AGREEMENTS : 4.7%
$805,000	Fixed Income Clearing Corp. 0.000%, 3/31/2020, due 04/01/2020 [collateral: par value $730,000, U.S. Treasury Notes, 2.375%, due 05/15/2027 value $830,903] (proceeds $805,000)	805,000

TOTAL SHORT-TERM INVESTMENTS (Cost $805,000)		805,000

TOTAL INVESTMENTS (Cost: $24,200,475): 99.7%		17,062,660

Other Assets in Excess of Liabilities: 0.3%		50,488

NET ASSETS: 100.0%		$17,113,148

Percentages are stated as a percent of net assets.

L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2020 was as follows*:

Cost of investments	$24,200,475

Gross unrealized appreciation	1,000,722
Gross unrealized depreciation	(8,138,537)

Net unrealized depreciation	$(7,137,815)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 28.4%
Communication Services: 3.6%
6,074	Alphabet, Inc. - Class A*	$7,057,684
5,557	Alphabet, Inc. - Class C*(a)	6,461,735
76,429	AT&T, Inc.	2,227,905
41,790	Baidu, Inc. - ADR*	4,212,014
14,058	Charter Communications, Inc. - Class A*	6,133,646
246,397	Cincinnati Bell, Inc.*	3,607,252
63,157	Clear Channel Outdoor Holdings, Inc.*	40,421
242,722	Comcast Corp. - Class A(a)	8,344,782
114,390	Escrow Altegrity, Inc.*(b)	2,344,995
35,610	Facebook, Inc. - Class A*(a)	5,939,748
26,858	iHeartMedia, Inc. - Class A*	196,332
552	Interpublic Group of Cos., Inc. (The)	8,937
483,237	Meet Group, Inc. (The)*(a)	2,836,601
163,700	Nexon Co. Ltd.*	2,686,601
662	Omnicom Group, Inc.	36,344
32,800	SoftBank Group Corp.	1,155,297
25,700	Tokyo Broadcasting System Holdings, Inc.	359,411
859	Verizon Communications, Inc.	46,154

		53,695,859

Consumer Discretionary: 3.5%
8,670	Alibaba Group Holding Ltd. - ADR*	1,686,142
591	Best Buy Co., Inc.	33,687
2,655	Booking Holdings, Inc.*	3,571,825
1,978,193	Caesars Entertainment Corp.*(a)	13,372,585
24,350	Cie Financiere Richemont S.A.	1,341,931
128	Domino’s Pizza, Inc.	41,481
854	DR Horton, Inc.	29,036
491	Garmin Ltd.	36,805
217	Home Depot, Inc. (The)	40,516
66,947	JD.com, Inc. - ADR*	2,711,353
387	LVMH Moet Hennessy Louis Vuitton SE	144,294
9,311	Marriott International, Inc. - Class A	696,556
3,813	McDonald’s Corp.	630,480
37,599	Naspers Ltd. - Class N	5,401,341
1,773	NIKE, Inc. - Class B	146,698
47,290	Porsche Automobil Holding SE - (Preference Shares)	2,015,114
33,884	Prosus N.V.*	2,357,283
68,191	Regis Corp.*	403,009
2,432	Starbucks Corp.	159,880
452	Target Corp.	42,022
124,704	Tiffany & Co.	16,149,168
30,500	Toyota Industries Corp.	1,469,059
4,129	Yum China Holdings, Inc.	176,019
394	Yum! Brands, Inc.	27,001

		52,683,285

Consumer Staples: 0.2%
1,169	Altria Group, Inc.	45,205
11,560	Coca-Cola Co. (The)	511,530
1,819	Costco Wholesale Corp.	518,652

Shares		Value
Consumer Staples (continued)
844	Estee Lauder Cos., Inc. (The) - Class A	$134,483
164	PepsiCo, Inc.	19,696
600	Philip Morris International, Inc.	43,776
5,151	Procter & Gamble Co. (The)	566,610
569	Tyson Foods, Inc. - Class A	32,928
4,770	Walmart, Inc.	541,968

		2,414,848

Energy: 1.1%
18,829	Battalion Oil Corp.*	88,025
220	Dommo Energia S.A. - ADR*	529
281,530	Kinder Morgan, Inc.	3,918,898
1,578	McDermott International, Inc.*	0
747,904	Tallgrass Energy L.P. - Class A	12,310,500
21,289	Whiting Petroleum Corp.*	14,272

		16,332,224

Financials: 4.6%
426	Allstate Corp. (The)	39,077
261,480	American International Group, Inc.(a)	6,340,890
15,310	Aon Plc	2,526,762
167,760	Bank of America Corp.	3,561,545
725	Blackstone Group, Inc. (The) - Class A	33,038
52,738	Bolsas y Mercados Espanoles SHMSF S.A.	1,920,748
76,053	CIT Group, Inc.(a)	1,312,675
107,132	Citigroup, Inc.(a)	4,512,400
597	Citizens Financial Group, Inc.	11,230
267,565	FGL Holdings(a)	2,622,137
1,204	Fidelity National Financial, Inc.	29,956
73,597	Groupe Bruxelles Lambert S.A.	5,806,818
210,138	Jefferies Financial Group, Inc.(a)	2,872,586
269,628	Legg Mason, Inc.(a)	13,171,328
20,110	LPL Financial Holdings, Inc.	1,094,587
1,020	MetLife, Inc.	31,181
1,156,540	Royal Bank of Scotland Group Plc	1,626,096
141	S&P Global, Inc.	34,552
9,980	Signature Bank	802,292
382	T Rowe Price Group, Inc.	37,302
490,234	TD Ameritrade Holding Corp.(a)	16,991,510
146,020	Wells Fargo & Co.(a)	4,190,774

		69,569,484

Health Care: 3.7%
582	AbbVie, Inc.	44,343
183,930	Allergan Plc(a)	32,574,003
559	AmerisourceBergen Corp.	49,471
215	Amgen, Inc.	43,587
127	Anthem, Inc.	28,834
823	Bristol-Myers Squibb Co.	45,874
9,763	CVS Health Corp.	579,239
312	Eli Lilly & Co.	43,281
141	Humana, Inc.	44,277
4,434	Johnson & Johnson	581,430
455	Medtronic Plc	41,032
608	Merck & Co., Inc.	46,780
165,200	Olympus Corp.	2,399,390
1,267,973	Pacific Biosciences of California, Inc.*(a)	3,879,997

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
137,303	Paratek Pharmaceuticals, Inc.*(a)	$432,504
375	Pfizer, Inc.	12,240
175	UnitedHealth Group, Inc.	43,642
536,965	Wright Medical Group N.V.*(a)	15,384,047

		56,273,971

Industrials: 1.6%
10,788	AECOM*	322,022
34,711	Air Canada*	387,180
104	Bureau Veritas S.A.	1,983
354	Caterpillar, Inc.	41,078
506	Eaton Corp. Plc	39,311
2,405	Expeditors International of Washington, Inc.	160,462
12,711	GEA Group AG	262,208
303	Honeywell International, Inc.	40,538
309,049	Howmet Aerospace, Inc.*	4,963,327
290	Illinois Tool Works, Inc.	41,215
66,570	Jardine Strategic Holdings Ltd.	1,477,854
1,260	Johnson Controls International Plc	33,970
46,790	LG Corp.	2,267,721
121	Lockheed Martin Corp.	41,013
261,340	Meggitt Plc	944,810
7,788	Navistar International Corp.*	128,424
57	Northrop Grumman Corp.	17,245
45,950	Raytheon Technologies Corp.	4,334,463
28,613	Rush Enterprises, Inc. - Class A(a)	913,327
22,690	Samsung C&T Corp.	1,670,041
17,500	Sound Holding FP Luxemburg*(b)	306,388
104,100	Univar, Inc.*	1,115,952
20,050	WABCO Holdings, Inc.*	2,707,752
53,720	Westinghouse Air Brake Technologies Corp.	2,585,543

		24,803,827

Information Technology: 8.0%
206	Accenture Plc - Class A	33,632
1,797	Adobe, Inc.*	571,877
78,523	Analog Devices, Inc.(a)	7,039,587
195,166	Anixter International, Inc.*	17,149,236
763	Apple, Inc.	194,023
789	Applied Materials, Inc.	36,152
32,499	Broadcom, Inc.	7,705,513
1,107	Cisco Systems, Inc.	43,516
338	Fidelity National Information Services, Inc.	41,114
204,548	ForeScout Technologies, Inc.*	6,461,671
159,888	Gilat Satellite Networks Ltd.(a)	1,133,606
2,374	HP, Inc.	41,213
799	Intel Corp.	43,242
7,911	International Business Machines Corp.	877,567
575,010	KEMET Corp.(a)	13,892,242
966	KLA-Tencor Corp.	138,853
159	Lam Research Corp.	38,160
433	Leidos Holdings, Inc.	39,684
291,205	LogMeIn, Inc.	24,251,552

Shares		Value
Information Technology (continued)
758	MasterCard, Inc. - Class A	$183,103
10,703	Mellanox Technologies Ltd.*	1,298,488
32,823	Microsoft Corp.	5,176,515
159,124	MINDBODY, Inc. - Class A*	5,808,026
171	NVIDIA Corp.	45,076
17,240	NXP Semiconductors N.V.	1,429,713
925	Oracle Corp.	44,705
613	Paychex, Inc.	38,570
8,794	Perspecta, Inc.	160,403
2,408	Qualcomm, Inc.	162,901
154,708	RIB Software SE*	4,867,599
87,231	TE Connectivity Ltd.(a)	5,493,808
115,430	Tech Data Corp.*	15,104,016
394	Texas Instruments, Inc.	39,372
1,056	Visa, Inc. - Class A	170,143

		119,754,878

Materials: 1.0%
17,473	Axalta Coating Systems Ltd.*(a)	301,759
357,443	Cemex SAB de C.V. - ADR	757,779
44,314	DuPont de Nemours, Inc.	1,511,108
1,766,021	Glencore Plc	2,722,752
65,910	HeidelbergCement AG	2,838,316
58,729	Hexion Holdings Corp. - Class B*	594,631
158,310	LafargeHolcim Ltd.	5,814,127
78,667	O-I Glass, Inc.	559,322

		15,099,794

Real Estate: 1.0%
1,574	Iron Mountain, Inc.	37,462
420,381	Northview Apartment Real Estate Investment Trust	9,747,361
268,000	Swire Pacific Ltd. - Class A	1,726,980
94,999	Taubman Centers, Inc.(a)	3,978,558

		15,490,361

Utilities: 0.1%
1,891	AES Corp.	25,718
7,883	Dominion Energy, Inc.	569,074
7,138	Duke Energy Corp.	577,321
162	Entergy Corp.	15,223
719	Evergy, Inc.	39,581
653	FirstEnergy Corp.	26,166
48,890	PG&E Corp.*	439,521

		1,692,604

TOTAL COMMON STOCKS (Cost $463,359,030)		427,811,135

RIGHTS/WARRANTS: 0.0%
17,471	Avaya Holdings Corp. (Expiration date 12/15/22)*	5,678

TOTAL RIGHTS/WARRANTS (Cost $0)		5,678

PREFERRED STOCKS: 0.2%
Consumer Staples: 0.1%
	Bunge Ltd.
16,579	4.875%, 12/20/2165(c)	1,541,847

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCKS (CONTINUED)
Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(c)	$15,686
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	22,704

		38,390

Industrials: 0.1%
	Element Communication Aviation
170	12.000%, 03/16/2040(b)	1,110,780
	Fortive Corp. - Series A
177	5.000%, 07/01/2021	127,392
	Stanley Black & Decker, Inc.
674	5.250%, 11/15/2022	47,153

		1,285,325

Information Technology: 0.0%
	Broadcom, Inc. - Series A
138	8.000%, 09/30/2022	128,942

Utilities: 0.0%
	NextEra Energy, Inc.
4,328	5.279%, 03/01/2023	190,821

TOTAL PREFERRED STOCKS (Cost $4,097,199)		3,185,325

Principal Amount^
ASSET-BACKED SECURITIES: 9.4%
	Accelerated Assets LLC
$220,616	Series 2018-1-B 4.510%, 12/02/2033(d)	220,655
	Adams Outdoor Advertising L.P.
913,818	Series 2018-1-A 4.810%, 11/15/2048(d)	920,273
	AGL CLO 3 Ltd.
575,000	Series 2020-3A-C 3.040%, 01/15/2033(d)(e) 3 mo. USD LIBOR + 2.150%	459,497
470,000	Series 2020-3A-D 4.190%, 01/15/2033(d)(e) 3 mo. USD LIBOR + 3.300%	326,800
	AIM Aviation Finance Ltd.
642,483	Series 2015-1A-B1 5.072%, 02/15/2040(d)(f)	526,659
	Ajax Mortgage Loan Trust
332,820	Series 2017-B-A 3.163%, 09/25/2056(d)(g)	339,581
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(d)	851,383
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(d)	513,222
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(d)	794,465
	AmeriCredit Automobile Receivables Trust
795,000	Series 2018-2-D 4.010%, 07/18/2024	649,213
	Americredit Automobile Receivables Trust
1,010,000	Series 2018-3-D 4.040%, 11/18/2024	1,024,729

Principal Amount^		Value
	AmeriCredit Automobile Receivables Trust
$630,000	Series 2019-3-A3 2.060%, 04/18/2024	$641,438
	AMSR Trust
335,000	Series 2019-SFR1-B 3.023%, 01/19/2039(d)	297,800
	Apidos CLO XX
265,000	Series 2015-20A-BRR 3.793%, 07/16/2031(d)(e) 3 mo. USD LIBOR + 1.950%	229,918
	Apidos CLO XXI
500,000	Series 2015-21A-ER 10.069%, 07/18/2027(d)(e) 3 mo. USD LIBOR + 8.250%	323,821
	Apidos CLO XXIII
855,000	Series 2015-23A-CR 3.601%, 04/15/2033(d)(e) 3 mo. USD LIBOR + 2.000%	758,465
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 7.619%, 10/20/2030(d)(e) 3 mo. USD LIBOR + 5.800%	622,421
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(d)	95,090
	Atrium XII
260,000	Series 12A-AR 2.632%, 04/22/2027(d)(e) 3 mo. USD LIBOR + 0.830%	252,650
	Atrium XIII
500,000	Series 13A-E 7.856%, 11/21/2030(d)(e) 3 mo. USD LIBOR + 6.050%	310,410
	Atrium XIV LLC
750,000	Series 14A-E 7.493%, 08/23/2030(d)(e) 3 mo. USD LIBOR + 5.650%	469,606
	Avid Automobile Receivables Trust
180,000	Series 2019-1-C 3.140%, 07/15/2026(d)	173,254
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 7.569%, 07/20/2029(d)(e) 3 mo. USD LIBOR + 5.750%	622,829
500,000	Series 2018-4A-E 7.651%, 10/15/2030(d)(e) 3 mo. USD LIBOR + 5.820%	314,288
	Bayview Opportunity Master Fund IVa Trust
64,159	Series 2019-RN2-A1 3.967%, 03/28/2034(d)(f)	63,924
	Blackbird Capital Aircraft Lease Securitization Ltd.
280,729	Series 2016-1A-A 4.213%, 12/16/2041(d)(f)	205,763
260,677	Series 2016-1A-B 5.682%, 12/16/2041(d)(f)	177,764
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 3.577%, 04/15/2029(d)(e) 3 mo. USD LIBOR + 1.950%	232,052

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Burnham Park CLO Ltd.
$340,000	Series 2016-1A-CR 3.969%, 10/20/2029(d)(e) 3 mo. USD LIBOR + 2.150%	$304,930
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 7.581%, 10/15/2031(d)(e) 3 mo. USD LIBOR + 5.750%	467,203
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	533,459
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 7.581%, 07/15/2031(d)(e) 3 mo. USD LIBOR + 5.750%	577,453
500,000	Series 2018-1A-E 7.581%, 07/15/2031(d)(e) 3 mo. USD LIBOR + 5.750%	321,108
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 7.042%, 05/15/2031(d)(e) 3 mo. USD LIBOR + 5.350%	297,939
	CarMax Auto Owner Trust
445,000	Series 2018-2-D 3.990%, 04/15/2025	454,463
299,078	Series 2018-3-A2B 0.905%, 10/15/2021(e) 1 mo. USD LIBOR + 0.200%	299,063
305,000	Series 2018-4-D 4.150%, 04/15/2025	283,256
	Castlelake Aircraft Securitization Trust
3,586,326	Series 2018-1-C 6.625%, 06/15/2043(d)	2,131,604
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(d)	1,572,700
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 7.819%, 04/20/2029(d)(e) 3 mo. USD LIBOR + 6.000%	634,325
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(d)	100,237
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 7.631%, 04/15/2030(d)(e) 3 mo. USD LIBOR + 5.800%	322,629
	Chesapeake Funding II LLC
180,000	Series 2017-2A-D 3.710%, 05/15/2029(d)	180,363
281,791	Series 2017-4A-A2 1.045%, 11/15/2029(d)(e) 1 mo. USD LIBOR + 0.340%	278,574
250,000	Series 2018-1A-C 3.570%, 04/15/2030(d)	251,912
640,000	Series 2018-1A-D 3.920%, 04/15/2030(d)	648,237

Principal Amount^		Value
	CIFC Funding 2013-II Ltd.
$205,000	Series 2013-2A-A3LR 3.777%, 10/18/2030(d)(e) 3 mo. USD LIBOR + 1.950%	$177,392
	CIG Auto Receivables Trust
14,517	Series 2017-1A-A 2.710%, 05/15/2023(d)	14,476
	Citigroup Mortgage Loan Trust, Inc.
1,012,105	Series 2019-E-A1 3.228%, 11/25/2070(d)(f)	1,047,188
	Coinstar Funding LLC
1,030,850	Series 2017-1A-A2 5.216%, 04/25/2047(d)	977,625
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(d)	493,679
230,000	Series 2016-1-C 4.638%, 06/15/2048(d)(f)	228,960
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.236%, 04/17/2030(d)(e) 3 mo. USD LIBOR + 5.400%	629,313
	CPS Auto Receivables Trust
220,000	Series 2017-D-D 3.730%, 09/15/2023(d)	217,471
105,000	Series 2018-A-C 3.050%, 12/15/2023(d)	103,440
490,000	Series 2018-D-C 3.830%, 09/15/2023(d)	489,376
	Credit Acceptance Auto Loan Trust
775,000	Series 2018-2A-C 4.160%, 09/15/2027(d)	760,372
605,000	Series 2020-1A-C 2.590%, 06/15/2029(d)	510,151
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	211,041
	CVP Cascade CLO-2 Ltd.
446,961	Series 2014-2A-A1R 3.019%, 07/18/2026(d)(e) 3 mo. USD LIBOR + 1.200%	440,712
	DB Master Finance LLC
329,510	Series 2019-1A-A23 4.352%, 05/20/2049(d)	317,806
	Diamond Resorts Owner Trust
89,833	Series 2017-1A-C 6.070%, 10/22/2029(d)	90,340
387,304	Series 2018-1-C 4.530%, 01/21/2031(d)	386,678
320,369	Series 2019-1A-B 3.530%, 02/20/2032(d)	310,015
	Domino’s Pizza Master Issuer LLC
718,463	Series 2017-1A-A23 4.118%, 07/25/2047(d)	704,221
59,100	Series 2018-1A-A2I 4.116%, 07/25/2048(d)	57,799
325,050	Series 2018-1A-A2II 4.328%, 07/25/2048(d)	311,500
498,750	Series 2019-1A-A2 3.668%, 10/25/2049(d)	445,419

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^			Value
ASSET-BACKED SECURITIES (CONTINUED)
		Dorchester Park CLO Ltd.
$500,000		Series 2015-1A-ER 6.819%, 04/20/2028(d)(e) 3 mo. USD LIBOR + 5.000%	$325,534
		Drive Auto Receivables Trust
975,000		Series 2018-1-D 3.810%, 05/15/2024	974,969
85,000		Series 2018-3-D 4.300%, 09/16/2024	84,467
630,000		Series 2018-5-D 4.300%, 04/15/2026	624,828
		Driven Brands Funding LLC
230,888		Series 2018-1A-A2 4.739%, 04/20/2048(d)	226,149
		Dryden 40 Senior Loan Fund
1,000,000		Series 2015-40A-ER 7.442%, 08/15/2031(d)(e) 3 mo. USD LIBOR + 5.750%	646,049
		Dryden 45 Senior Loan Fund
275,000		Series 2016-45A-ER 7.681%, 10/15/2030(d)(e) 3 mo. USD LIBOR + 5.850%	172,932
		Dryden 55 CLO Ltd.
500,000		Series 2018-55A-F 9.031%, 04/15/2031(d)(e) 3 mo. USD LIBOR + 7.200%	278,332
		DT Auto Owner Trust
410,000		Series 2018-2A-D 4.150%, 03/15/2024(d)	408,777
585,000		Series 2018-3A-C 3.790%, 07/15/2024(d)	575,913
		Earnest Student Loan Program LLC
13,000		Series 2016-D-R 0.000%, 01/25/2041(d)	226,925
		Education Funding Trust
873,051		Series 2020-A-A 2.790%, 07/25/2041(d)	864,791
		Elevation CLO Ltd.
501,338		Series 2015-4A-AR 2.809%, 04/18/2027(d)(e) 3 mo. USD LIBOR + 0.990%	493,312
		Fairstone Financial Issuance Trust
670,000	(CAD)	Series 2019-1A-A 3.948%, 03/21/2033(d)	474,329
		Fillmore Park CLO Ltd.
500,000		Series 2018-1A-E 7.231%, 07/15/2030(d)(e) 3 mo. USD LIBOR + 5.400%	314,186
		First Investors Auto Owner Trust
160,000		Series 2019-2A-D 2.800%, 12/15/2025(d)	153,364
365,000		Series 2019-2A-E 3.880%, 01/15/2026(d)	338,064
		Five Guys Funding LLC
674,900		Series 2017-1A-A2 4.600%, 07/25/2047(d)	710,662
		Flagship Credit Auto Trust
300,000		Series 2016-3-E 6.250%, 10/15/2023(d)	304,553
700,000		Series 2019-2-D 3.530%, 05/15/2025(d)	688,569
595,000		Series 2020-1-D 2.480%, 03/16/2026(d)	553,205

Principal Amount^		Value
	Flatiron CLO Ltd.
$245,417	Series 2015-1A-AR 2.721%, 04/15/2027(d)(e) 3 mo. USD LIBOR + 0.890%	$240,097
	Galaxy XXVI CLO Ltd.
715,000	Series 2018-26A-E 7.533%, 11/22/2031(d)(e) 3 mo. USD LIBOR + 5.850%	404,350
	Genesis Sales Finance Master Trust
145,000	Series 2019-AA-A 4.680%, 08/20/2023(d)	129,800
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 8.231%, 10/15/2030(d)(e) 3 mo. USD LIBOR + 6.400%	336,019
	Global Container Assets 2014 Holdings Ltd.
754,937	Series 2014-1-C 6.000%, 01/05/2030(b)(d)	623,880
340,720	Series 2014-1-D 7.500%, 01/05/2030(b)(d)	195,165
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(d)	0
	Global Container Assets Ltd.
152,993	Series 2015-1A-B 4.500%, 02/05/2030(d)	148,472
	GM Financial Consumer Automobile Receivables Trust
40,625	Series 2018-3-A2B 0.815%, 07/16/2021(e) 1 mo. USD LIBOR + 0.110%	40,616
	GSAA Home Equity Trust
648,840	Series 2006-10-AF5 6.448%, 06/25/2036(f)	258,196
	Halcyon Loan Advisors Funding Ltd.
194,398	Series 2014-2A-A1BR 2.975%, 04/28/2025(d)(e) 3 mo. USD LIBOR + 1.180%	195,783
	Harbour Aircraft Investments Ltd.
307,343	Series 2017-1-C 8.000%, 11/15/2037	283,858
	Harley Marine Financing LLC
939,473	Series 2018-1A-A2 5.682%, 05/15/2043(d)	847,094
	Hertz Vehicle Financing II L.P.
365,000	Series 2017-2A-A 3.290%, 10/25/2023(d)	353,031
	Highbridge Loan Management Ltd.
500,000	Series 2013-2A-DR 8.419%, 10/20/2029(d)(e) 3 mo. USD LIBOR + 6.600%	376,844
1,000,000	Series 6A-2015-DR 6.841%, 02/05/2031(d)(e) 3 mo. USD LIBOR + 5.100%	560,336
	Horizon Aircraft Finance I Ltd.
2,612,546	Series 2018-1-C 6.657%, 12/15/2038(d)	1,644,342
	HPEFS Equipment Trust
265,000	Series 2020-1A-D 2.260%, 02/20/2030(d)	258,782
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(d)	2,983,473

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Invitation Homes Trust
$714,902	Series 2018-SFR1-E 2.800%, 03/17/2037(d)(e) 1 mo. USD LIBOR + 2.000%	$574,692
1,225,000	Series 2018-SFR2-E 2.705%, 06/17/2037(d)(e) 1 mo. USD LIBOR + 2.000%	996,882
	Jamestown CLO VII Ltd.
638,328	Series 2015-7A-A1R 2.624%, 07/25/2027(d)(e) 3 mo. USD LIBOR + 0.830%	609,045
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.888%, 11/25/2036(f)	991,968
	Kestrel Aircraft Funding Ltd.
541,637	Series 2018-1A-A 4.250%, 12/15/2038(d)	399,625
	LCM 26 Ltd.
500,000	Series 26A-E 7.119%, 01/20/2031(d)(e) 3 mo. USD LIBOR + 5.300%	306,176
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 7.443%, 07/16/2031(d)(e) 3 mo. USD LIBOR + 5.600%	302,620
	LCM XVII L.P.
1,000,000	Series 17A-ER 7.831%, 10/15/2031(d)(e) 3 mo. USD LIBOR + 6.000%	608,827
	LCM XX L.P.
500,000	Series 20A-ER 7.269%, 10/20/2027(d)(e) 3 mo. USD LIBOR + 5.450%	318,818
	Lehman XS Trust
2,644,175	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	1,653,457
467,420	Series 2006-8-3A3 5.201%, 06/25/2036(f)	460,793
	Limerock CLO III LLC
105,968	Series 2014-3A-A1R 3.019%, 10/20/2026(d)(e) 3 mo. USD LIBOR + 1.200%	105,278
	Madison Park Funding XII Ltd.
250,000	Series 2014-12A-B1R 3.469%, 07/20/2026(d)(e) 3 mo. USD LIBOR + 1.650%	250,912
	Madison Park Funding XIV Ltd.
1,000,000	Series 2014-14A-ER 7.602%, 10/22/2030(d)(e) 3 mo. USD LIBOR + 5.800%	616,079
	Madison Park Funding XXII Ltd.
1,000,000	Series 2016-22A-ER 8.358%, 01/15/2033(d)(e) 3 mo. USD LIBOR + 6.700%	624,848
	Madison Park Funding XXXI Ltd.
270,000	Series 2018-31A-C 3.956%, 01/23/2031(d)(e) 3 mo. USD LIBOR + 2.150%	232,692
	MAPS Ltd.
630,924	Series 2018-1A-A 4.212%, 05/15/2043(d)	478,497

Principal Amount^		Value
$287,285	Series 2019-1A-A 4.458%, 03/15/2044(d)	$210,378
	Marlette Funding Trust
168,227	Series 2019-1A-A 3.440%, 04/16/2029(d)	162,695
281,071	Series 2019-3A-A 2.690%, 09/17/2029(d)	272,338
	Milos CLO Ltd.
255,000	Series 2017-1A-CR 3.587%, 10/20/2030(d)(e) 3 mo. USD LIBOR + 1.900%	220,535
	Mosaic Solar Loans LLC
1,750,584	Series 2017-2A-B 4.770%, 06/22/2043(d)	1,619,518
	Motor Plc
135,688	Series 2017-1A-A1 1.477%, 09/25/2024(d)(e) 1 mo. USD LIBOR + 0.530%	135,614
	Mountain View CLO X Ltd.
822,235	Series 2015-10A-AR 2.668%, 10/13/2027(d)(e) 3 mo. USD LIBOR + 0.820%	785,631
	MVW Owner Trust
136,148	Series 2019-1A-C 3.330%, 11/20/2036(d)	125,353
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.319%, 10/20/2030(d)(e) 3 mo. USD LIBOR + 5.500%	611,611
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(d)	268,892
855,000	Series 2019-FA-B 3.120%, 08/15/2068(d)	863,265
180,000	Series 2019-GA-B 3.080%, 10/15/2068(d)	184,385
	Navistar Financial Dealer Note Master Owner Trust
310,000	Series 2018-1-A 1.577%, 09/25/2023(d)(e) 1 mo. USD LIBOR + 0.630%	301,048
	Neuberger Berman CLO XIV Ltd.
1,705,000	Series 2013-14A-CR2 3.516%, 01/28/2030(d)(e) 3 mo. USD LIBOR + 1.900%	1,512,156
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-E 7.231%, 01/15/2028(d)(e) 3 mo. USD LIBOR + 5.400%	339,798
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-ER 7.586%, 10/17/2027(d)(e) 3 mo. USD LIBOR + 5.750%	639,953
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 7.839%, 04/19/2030(d)(e) 3 mo. USD LIBOR + 6.020%	633,383
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(d)(g)	453,848

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	NextGear Floorplan Master Owner Trust
$1,210,000	Series 2017-2A-A1 1.385%, 10/17/2022(d)(e) 1 mo. USD LIBOR + 0.680%	$1,149,992
845,000	Series 2018-1A-A1 1.345%, 02/15/2023(d)(e) 1 mo. USD LIBOR + 0.640%	804,379
	Nissan Auto Receivables Owner Trust
817,209	Series 2018-A-A3 2.650%, 05/16/2022	820,723
156,532	Series 2018-B-A2B 0.805%, 07/15/2021(e) 1 mo. USD LIBOR + 0.100%	156,289
	NRZ Excess Spread-Collateralized Notes
1,741,558	Series 2018-PLS2-D 4.593%, 02/25/2023(d)	1,746,249
	OCP CLO Ltd.
916,488	Series 2015-10A-A1R 2.614%, 10/26/2027(d)(e) 3 mo. USD LIBOR + 0.820%	883,200
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 9.921%, 07/15/2030(d)(e) 3 mo. USD LIBOR + 8.090%	524,450
	Octagon Investment Partners 29 Ltd.
1,000,000	Series 2016-1A-ER 9.051%, 01/24/2033(d)(e) 3 mo. USD LIBOR + 7.250%	740,221
	Octagon Investment Partners 39 Ltd.
275,000	Series 2018-3A-E 7.569%, 10/20/2030(d)(e) 3 mo. USD LIBOR + 5.750%	155,360
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 7.586%, 07/17/2030(d)(e) 3 mo. USD LIBOR + 5.750%	573,924
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(d)(g)	284,787
	Octagon Investment Partners XXI Ltd.
500,000	Series 2014-1A-DRR 8.704%, 02/14/2031(d)(e) 3 mo. USD LIBOR + 7.000%	341,834
	OFSI Fund VII Ltd.
211,829	Series 2014-7A-AR 2.719%, 10/18/2026(d)(e) 3 mo. USD LIBOR + 0.900%	212,137
	OHA Credit Funding 5 Ltd.
990,000	Series 2020-5A-C 3.306%, 04/18/2033 (b)(d)(e) 3 mo. USD LIBOR + 2.000%	820,928
	OHA Loan Funding Ltd.
1,615,000	Series 2016-1A-CR 3.683%, 01/20/2033(d)(e) 3 mo. USD LIBOR + 1.950%	1,350,340
	OneMain Financial Issuance Trust
675,000	Series 2015-3A-B 4.160%, 11/20/2028(d)	686,172
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(d)	964,509

Principal Amount^		Value
	Oxford Finance Funding LLC
$180,000	Series 2019-1A-A2 4.459%, 02/15/2027(d)	$182,387
	Palmer Square CLO Ltd.
260,000	Series 2015-2A-BR2 3.769%, 07/20/2030(d)(e) 3 mo. USD LIBOR + 1.950%	228,420
	Parallel Ltd.
713,114	Series 2015-1A-AR 2.669%, 07/20/2027(d)(e) 3 mo. USD LIBOR + 0.850%	685,842
700,000	Series 2017-1A-CR 3.713%, 07/20/2029(d)(e) 3 mo. USD LIBOR + 2.000%	596,146
1,005,000	Series 2018-2A-B 3.969%, 10/20/2031(d)(e) 3 mo. USD LIBOR + 2.150%	824,344
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
8,000,000	Series 2005-WHQ1-M5 2.072%, 03/25/2035(e) 1 mo. USD LIBOR + 1.125%	7,330,101
	Penarth Master Issuer Trust
300,000	Series 2019-1A 1.152%, 07/18/2023(d)(e) 1 mo. USD LIBOR + 0.540%	296,708
	Planet Fitness Master Issuer LLC
852,025	Series 2018-1A-A2I 4.262%, 09/05/2048(d)	813,366
628,425	Series 2019-1A-A2 3.858%, 12/05/2049(d)	498,781
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 3.297%, 04/25/2023(d)(e) 1 mo. USD LIBOR + 2.350%	6,542,354
	Prestige Auto Receivables Trust
200,000	Series 2019-1A-E 3.900%, 05/15/2026(d)	181,617
	Preston Ridge Partners Mortgage LLC
275,000	Series 2018-1A-A2 5.000%, 04/25/2023(d)(g)	287,625
469,145	Series 2019-4A-A1 3.351%, 11/25/2024(d)(f)	465,419
	Progress Residential Trust
210,000	Series 2017-SFR2-E 4.142%, 12/17/2034(d)	199,735
125,000	Series 2018-SFR2-E 4.656%, 08/17/2035(d)	115,579
530,000	Series 2019-SFR1-E 4.466%, 08/17/2035(d)	481,780
235,000	Series 2019-SFR3-D 2.871%, 09/17/2036(d)	214,964
	PRPM LLC
340,275	Series 2020-1A-A1 2.981%, 02/25/2025(d)(f)	274,321
	Recette Clo Ltd.
192,481	Series 2015-1A-AR 2.739%, 10/20/2027(d)(e) 3 mo. USD LIBOR + 0.920%	188,266
	Republic FInance Issuance Trust
1,000,000	Series 2019-A-A 3.430%, 11/22/2027(d)	876,658

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Rockford Tower CLO Ltd.
$700,000	Series 2017-2A-CR 3.154%, 10/15/2029(d)(e) 3 mo. USD LIBOR + 1.900%	$623,499
	S-Jets Ltd.
1,157,905	Series 2017-1-A 3.967%, 08/15/2042(d)	824,205
	Santander Drive Auto Receivables Trust
1,120,000	Series 2018-2-D 3.880%, 02/15/2024	1,118,235
975,000	Series 2018-3-D 4.070%, 08/15/2024	955,087
735,000	Series 2018-5-C 3.810%, 12/16/2024	727,186
875,000	Series 2019-2-D 3.220%, 07/15/2025	865,939
	SCF Equipment Leasing LLC
1,135,000	Series 2018-1A-C 4.210%, 04/20/2027(d)	1,117,090
	SLM Private Credit Student Loan Trust
273,000	Series 2003-A-A3 4.570%, 06/15/2032(e) 28 day ARS	253,135
812,000	Series 2003-B-A3 4.363%, 03/15/2033(e) 28 day ARS	807,620
71,000	Series 2003-B-A4 4.477%, 03/15/2033(e) 28 day ARS	64,772
	SMB Private Education Loan Trust
291,822	Series 2017-B-A2B 1.455%, 10/15/2035(d)(e) 1 mo. USD LIBOR + 0.750%	278,338
	SoFi Consumer Loan Program Trust
481,147	Series 2018-2-A2 3.350%, 04/26/2027(d)	477,116
435,000	Series 2018-2-B 3.790%, 04/26/2027(d)	415,745
380,000	Series 2019-4-C 2.840%, 08/25/2028(d)	310,812
	SoFi Professional Loan Program LLC
203,961	Series 2016-A-B 3.570%, 01/26/2038(d)	208,085
133,000	Series 2017-F-R1 0.000%, 01/25/2041(d)	5,538,744
63,855	Series 2019-B-R1 0.000%, 08/17/2048(d)	2,341,655
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(d)	306,598
45,000	Series 2020-A-R1 0.000%, 05/15/2046(d)	2,488,182
	Soundview Home Loan Trust
5,325,308	Series 2007-OPT3-2A3 1.127%, 08/25/2037(e) 1 mo. USD LIBOR + 0.180%	4,923,751

Principal Amount^		Value
	SpringCastle Funding Asset-Backed Notes
$102,261	Series 2019-AA-A 3.200%, 05/27/2036(d)	$96,397
	Sprite Ltd.
299,645	Series 2017-1-B 5.750%, 12/15/2037(d)	212,856
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 7.111%, 01/15/2030(d)(e) 3 mo. USD LIBOR + 5.280%	313,757
	Taco Bell Funding LLC
706,063	Series 2018-1A-A2II 4.940%, 11/25/2048(d)	695,629
	Terwin Mortgage Trust
728,849	Series 2006-3-2A2 1.157%, 04/25/2037(d)(e) 1 mo. USD LIBOR + 0.210%	690,856
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(d)	304,364
500,000	Series 2018-2A-E 7.581%, 07/15/2030(d)(e) 3 mo. USD LIBOR + 5.750%	277,291
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 3.660%, 04/15/2033(d)(e) 3 mo. USD LIBOR + 2.150%	227,619
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 3.785%, 04/20/2033(d)(e) 3 mo. USD LIBOR + 2.150%	204,641
	Tidewater Auto Receivables Trust
110,000	Series 2018-AA-D 4.300%, 11/15/2024(d)	102,876
	Towd Point Mortgage Trust
280,843	Series 2017-6-A1 2.750%, 10/25/2057(d)(g)	281,244
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 7.544%, 07/25/2031(d)(e) 3 mo. USD LIBOR + 5.750%	190,505
	Tricon American Homes Trust
415,000	Series 2019-SFR1-A 2.750%, 03/17/2038(d)	399,830
	Tryon Park CLO Ltd.
1,000,000	Series 2013-1A-DR 7.781%, 04/15/2029(d)(e) 3 mo. USD LIBOR + 5.950%	647,006
	United Auto Credit Securitization Trust
640,000	Series 2019-1-C 3.160%, 08/12/2024(d)	619,433
	Venture XX CLO Ltd.
299,947	Series 2015-20A-AR 2.651%, 04/15/2027(d)(e) 3 mo. USD LIBOR + 0.820%	291,430
	Venture XXI CLO Ltd.
833,447	Series 2015-21A-AR 2.711%, 07/15/2027(d)(e) 3 mo. USD LIBOR + 0.880%	802,774
	Vericrest Opportunity Loan Trust
1,370,831	Series 2019-NPL5-A1A 3.352%, 09/25/2049(d)(f)	1,189,546

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Verizon Owner Trust
$316,059	Series 2017-3A-A1B 1.043%, 04/20/2022(d)(e) 1 mo. USD LIBOR + 0.270%	$315,206
	Volkswagen Auto Loan Enhanced Trust
155,892	Series 2018-1-A2B 0.953%, 07/20/2021(e) 1 mo. USD LIBOR + 0.180%	155,584
	VOLT LXXXIII LLC
383,215	Series 2019-NPL9-A1A 3.327%, 11/26/2049(d)(f)	348,592
	VOLT LXXXVII LLC
1,038,317	Series 2020-NPL3-A1A 2.981%, 02/25/2050(d)(f)	761,643
	Voya CLO Ltd.
500,000	Series 2018-2A-E 7.081%, 07/15/2031(d)(e) 3 mo. USD LIBOR + 5.250%	277,487
	WAVE Trust
282,273	Series 2017-1A-B 5.682%, 11/15/2042(d)	205,269
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 7.319%, 07/20/2030(d)(e) 3 mo. USD LIBOR + 5.500%	616,232
	Wendy’s Funding LLC
869,975	Series 2018-1A-A2II 3.884%, 03/15/2048(d)	788,650
187,625	Series 2019-1A-A2II 4.080%, 06/15/2049(d)	165,915
	West CLO Ltd.
506,091	Series 2014-1A-A1R 2.739%, 07/18/2026(d)(e) 3 mo. USD LIBOR + 0.920%	502,357
	Westlake Automobile Receivables Trust
245,000	Series 2018-1A-D 3.410%, 05/15/2023(d)	234,767
565,000	Series 2018-2A-D 4.000%, 01/16/2024(d)	568,116
	Wingstop Funding LLC
237,600	Series 2018-1-A2 4.970%, 12/05/2048(d)	228,757
	World Financial Network Credit Card Master Trust
1,765,000	Series 2019-C-M 2.710%, 07/15/2026	1,713,156

TOTAL ASSET-BACKED SECURITIES (Cost $169,534,925)		141,769,543

BANK LOANS: 2.5%
	Acrisure LLC
471,240	5.207%, 02/15/2027(e) 3 mo. LIBOR + 3.500%	421,760
	Air Methods Corp.
1,185,855	4.950%, 04/22/2024(e) 3 mo. LIBOR + 3.500%	847,228
	Almonde, Inc.
466,522	5.277%, 06/13/2024(e) 3 mo. LIBOR + 3.500%	403,152

Principal Amount^		Value
	American Builders & Contractors Supply Co., Inc.
$81,244	0.000%, 01/15/2027(h)	$77,588
	American Tire Distributors Holdings, Inc.
1,151,295	8.550%, 09/02/2024(e) 3 mo. LIBOR + 7.500%	777,124
	Athenahealth, Inc.
163,350	5.284%, 02/11/2026(e) 3 mo. LIBOR + 4.500%	153,549
	Avaya, Inc.
535,000	4.955%, 12/15/2024(e) 1 mo. LIBOR + 4.250%	461,437
	BellRing Brands LLC
281,438	6.000%, 10/21/2024(e) 1 mo. LIBOR + 5.000%	265,255
	BI-LO Holding LLC
718,177	9.574%, 05/31/2024(e) 3 mo. LIBOR + 8.000%	590,342
	BJ Services LLC
3,135,000	8.500%, 01/03/2023(b)(e) 3 mo. LIBOR + 7.000%	3,113,016
	California Resources Corp.
4,092,000	6.363%, 12/31/2022(e) 3 mo. LIBOR + 4.750%	1,091,193
	Cengage Learning, Inc.
1,041,881	5.250%, 06/07/2023(e) 1 mo. LIBOR + 4.250%	854,343
	Colorado Buyer, Inc.
473,471	4.000%, 05/01/2024(e) 1 mo. LIBOR + 3.000%	316,516
	Connect Finco S.A.R.L.
240,000	5.500%, 12/11/2026(e) 3 mo. LIBOR + 0.375%	193,500
	Cvent, Inc.
453,506	4.739%, 11/29/2024(e) 1 mo. LIBOR + 3.750%	330,304
	Dell International LLC
450,000	2.990%, 09/19/2025(e) 1 mo. LIBOR + 2.000%	432,423
	Dhanani Group, Inc.
108,433	4.739%, 07/20/2025(e) 1 mo. LIBOR + 3.750%	91,626
	Elanco Animal Health, Inc.
415,000	0.000%, 02/04/2027(h)	397,363
	Equinox Holdings, Inc.
480,475	4.072%, 03/08/2024(e) 6 mo. LIBOR + 3.000%	356,904
	Flex Acquisition Co., Inc.
670,000	5.159%, 06/29/2025(e) 3 mo. LIBOR + 3.250%	616,400
	Flexential Intermediate Corp.
442,730	4.950%, 08/01/2024(e) 3 mo. LIBOR + 3.500%	318,212
	Gavilan Resources LLC
1,025,000	6.989%, 03/01/2024(e) 1 mo. LIBOR + 6.000%	123,000
	Global Medical Response, Inc.
248,728	5.863%, 03/14/2025(e) 1 mo. LIBOR + 4.250%	224,477
	Granite Holdings US Acquisition Co.
457,700	6.322%, 09/30/2026(e) 6 mo. LIBOR + 5.250%	331,833

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Gray Television, Inc.
$556,000	3.765%, 02/07/2024(e) 1 mo. LIBOR + 2.250%	$526,810
362,000	4.015%, 01/02/2026(e) 1 mo. LIBOR + 2.500%	340,642
	Gulf Finance LLC
1,305,109	6.791%, 08/25/2023(e) 1 mo. LIBOR + 5.250%	679,962
	Hayward Industries, Inc.
453,687	4.489%, 08/05/2024(e) 1 mo. LIBOR + 3.500%	362,949
	Hyland Software, Inc.
462,175	4.239%, 07/01/2024(e) 1 mo. LIBOR + 3.250%	433,867
	Ingersoll-Rand Services Co.
265,000	2.739%, 03/01/2027(e) 1 mo. LIBOR + 1.750%	250,756
	ION Trading Technologies S.A.R.L.
363,143	5.072%, 11/21/2024(e) 3 mo. LIBOR + 4.000%	302,619
	Iron Mountain, Inc.
1,122,962	2.739%, 01/02/2026(e) 1 mo. LIBOR + 1.750%	1,072,429
	Jeld-Wen, Inc.
696,362	3.450%, 12/14/2024(e) 3 mo. LIBOR + 2.000%	624,289
	KAR Auction Services, Inc.
162,488	0.000%, 09/19/2026(h)	151,114
	Klockner-Pentaplast of America, Inc.
303,444	5.250%, 06/30/2022(e) 1 mo. LIBOR + 4.250%	214,856
	Kronos Acquisition Holdings, Inc.
380,000	5.000%, 05/15/2023(e) 1 mo. LIBOR + 4.000%	343,742
	Lamar Media Corp.
211,435	2.516%, 02/05/2027(e) 1 mo. LIBOR + 1.500%	203,506
	Lower Cadence Holdings LLC
287,825	4.989%, 05/22/2026(e) 1 mo. LIBOR + 4.000%	175,573
	McDermott International, Inc.
4,165,000	0.000%, 05/10/2023(h)	1,218,262
	McDermott Technology Americas, Inc.
2,233,381	10.720%, 10/21/2020(e) 3 mo. LIBOR + 9.000%	2,050,244
106,429	10.647%, 10/22/2020(e) 3 mo. LIBOR + 9.000%	97,702
1,005,000	0.000%, 10/23/2020(h)	1,020,075
1,013,203	0.000%, 10/21/2021(h)	987,873
4,515,073	7.250%, 05/09/2025(e) 3 mo. PRIME + 4.000%	1,389,627
	Mediaco Holding, Inc.
2,240,124	8.489%, 11/21/2024(e) 1 mo. LIBOR + 7.500%	2,219,295
	Minotaur Acquisition, Inc.
1,086,767	5.989%, 03/27/2026(e) 1 mo. LIBOR + 5.000%	921,937
	Mitchell International, Inc.
845,000	8.239%, 12/01/2025(e) 1 mo. LIBOR + 7.250%	664,732

Principal Amount^		Value
	MLN U.S. Holding Co. LLC
$469,584	6.015%, 11/30/2025(e) 1 mo. LIBOR + 4.500%	$335,753
	MPH Acquisition Holdings LLC
1,094,041	4.200%, 06/07/2023(e) 3 mo. LIBOR + 2.750%	984,637
	Murray Energy Corp.
1,005,435	11.500%, 02/12/2021(b)(e) 1 mo. LIBOR + 9.500%	1,005,435
	Parexel International Corp.
99,717	3.739%, 09/27/2024(e) 1 mo. LIBOR + 2.750%	86,130
	Quikrete Holdings, Inc.
360,000	0.000%, 02/01/2027(h)	333,000
	Radiology Partners, Inc.
508,265	5.981%, 07/09/2025(e) 2 mo. LIBOR + 4.250%	425,926
	Refinitiv US Holdings, Inc.
390,261	4.239%, 10/01/2025(e) 1 mo. LIBOR + 3.250%	376,763
	Reynolds Consumer Products LLC
210,000	3.501%, 02/04/2027(e) 3 mo. LIBOR + 1.750%	199,395
	Securus Technologies Holdings, Inc.
45,025	5.500%, 11/01/2024(e) 6 mo. LIBOR + 4.500%	35,795
	Solenis Holdings LLC
542,241	5.613%, 06/26/2025(e) 3 mo. LIBOR + 4.000%	437,409
170,000	10.113%, 06/26/2026(e) 3 mo. LIBOR + 8.500%	118,150
	Team Health Holdings, Inc.
840,667	3.750%, 02/06/2024(e) 1 mo. LIBOR + 2.750%	542,230
	Tibco Software, Inc.
195,000	8.240%, 03/03/2028(e) 1 mo. LIBOR + 7.250%	186,225
	Travelport Finance (Luxembourg) S.A.R.L.
532,325	6.072%, 05/29/2026(e) 3 mo. LIBOR + 5.000%	349,205
	Uber Technologies, Inc.
644,059	4.489%, 07/13/2023(e) 1 mo. LIBOR + 3.500%	608,636
	United Natural Foods, Inc.
448,428	5.239%, 10/22/2025(e) 1 mo. LIBOR + 4.250%	388,451
	Verscend Holding Corp.
270,875	5.489%, 08/27/2025(e) 1 mo. LIBOR + 4.500%	257,331
	Western Digital Corp.
848,000	3.353%, 04/29/2023(e) 3 mo. LIBOR + 1.750%	822,560
	Zelis Healthcare Corp.
159,600	5.739%, 09/30/2026(e) 1 mo. LIBOR + 4.750%	148,428
	Ziggo B.V.
490,000 (EUR)	3.000%, 01/31/2029(e) 3 mo. EURIBOR + 3.000%	505,876

TOTAL BANK LOANS (Cost $47,495,347)		37,188,741

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS: 1.1%
Communications: 0.2%
	CalAmp Corp.
$1,090,000	2.000%, 08/01/2025	$715,470
	DISH Network Corp.
1,615,000	2.375%, 03/15/2024	1,285,944
1,575,000	3.375%, 08/15/2026	1,282,604
	Palo Alto Networks, Inc.
110,000	0.750%, 07/01/2023	106,446
	Proofpoint, Inc.
125,000	0.250%, 08/15/2024(d)	117,656

		3,508,120

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
1,755,000	0.599%, 08/01/2024	1,843,509
	Dermira, Inc.
3,806,000	3.000%, 05/15/2022	3,909,714

		5,753,223

Energy: 0.0%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026	24,200

Industrial: 0.0%
	Greenbrier Cos., Inc. (The)
180,000	2.875%, 02/01/2024	137,925

Technology: 0.5%
	Adesto Technologies Corp.
1,850,000	4.250%, 09/15/2024(d)	2,082,853
	Akamai Technologies, Inc.
75,000	0.375%, 09/01/2027(d)	74,837
	Cypress Semiconductor Corp.
2,690,000	4.500%, 01/15/2022	4,577,468
	Microchip Technology, Inc.
505,000	1.625%, 02/15/2027	519,566

		7,254,724

TOTAL CONVERTIBLE BONDS (Cost $18,006,640)		16,678,192

CORPORATE BONDS: 29.6%
Basic Materials: 1.4%
	Allegheny Technologies, Inc.
555,000	5.875%, 12/01/2027	462,870
	Anglo American Capital Co.
570,000	5.375%, 04/01/2025(d)	576,604
	Braskem Idesa SAPI
300,000	7.450%, 11/15/2029(d)	212,772
	Compass Minerals International, Inc.
462,000	6.750%, 12/01/2027(d)	419,635
	CSN Islands XII Corp.
600,000	7.000%, 06/23/2020(c)	360,183
	First Quantum Minerals Ltd.
600,000	7.500%, 04/01/2025(d)	503,067
1,445,000	6.875%, 03/01/2026(d)	1,167,632
	FMG Resources August 2006 Pty Ltd.
5,932,000	5.125%, 03/15/2023(d)	5,857,672
410,000	4.500%, 09/15/2027(d)	367,176
	Freeport-McMoRan, Inc.
130,000	3.875%, 03/15/2023	123,663
95,000	5.000%, 09/01/2027	88,730
410,000	4.125%, 03/01/2028	359,263

Principal Amount^		Value
Basic Materials (continued)
$600,000	5.450%, 03/15/2043	$541,680
	Hecla Mining Co.
980,000	7.250%, 02/15/2028	870,240
	Metinvest B.V.
200,000	7.750%, 10/17/2029	135,000
	Minera Mexico S.A. de C.V.
925,000	4.500%, 01/26/2050(d)	792,600
	Mineral Resources Ltd.
3,888,000	8.125%, 05/01/2027(d)	3,669,640
	POSCO
1,730,000	2.375%, 11/12/2022(d)	1,738,159
	Sasol Financing USA LLC
805,000	5.875%, 03/27/2024	338,433
	Schweitzer-Mauduit International, Inc.
2,430,000	6.875%, 10/01/2026(d)	2,438,608
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(d)	106,250
200,000	9.250%, 04/23/2026	85,000

		21,214,877

Communications: 4.4%
	Bharti Airtel Ltd.
265,000	4.375%, 06/10/2025	247,197
	Block Communications, Inc.
170,000	4.875%, 03/01/2028(d)	159,056
	Cable Onda S.A.
360,000	4.500%, 01/30/2030(d)	318,798
	CCO Holdings LLC / CCO Holdings Capital Corp.
515,000	4.500%, 08/15/2030(d)	507,597
	Cincinnati Bell, Inc.
3,484,000	7.000%, 07/15/2024(a)(d)	3,531,801
	CommScope, Inc.
740,000	6.000%, 03/01/2026(d)	743,050
	CSC Holdings LLC
335,000	7.750%, 07/15/2025(d)	350,902
630,000	6.500%, 02/01/2029(d)	682,992
	DISH DBS Corp.
2,289,000	7.750%, 07/01/2026	2,364,651
	eBay, Inc.
65,000	4.000%, 07/15/2042	61,289
	Fox Corp.
185,000	3.050%, 04/07/2025	184,711
150,000	3.500%, 04/08/2030	149,699
	GrubHub Holdings, Inc.
350,000	5.500%, 07/01/2027(d)	311,693
	GTT Communications, Inc.
400,000	7.875%, 12/31/2024(d)	261,000
	iHeartCommunications, Inc.
2,290,000	8.375%, 05/01/2027	2,006,429
735,000	4.750%, 01/15/2028(d)	665,579
	Intelsat Jackson Holdings S.A.
825,000	8.500%, 10/15/2024(d)	524,663
	Kenbourne Invest S.A.
825,000	6.875%, 11/26/2024(d)	634,475
	Match Group, Inc.
2,900,000	5.000%, 12/15/2027(d)	2,794,273
3,070,000	5.625%, 02/15/2029(d)	2,958,075
300,000	4.125%, 08/01/2030(d)	269,813
	MDC Partners, Inc.
1,732,000	6.500%, 05/01/2024(d)	1,311,990

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Millicom International Cellular S.A.
$205,000	5.125%, 01/15/2028(d)	$180,101
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/19/2021(c)(d)	520,070
	Netflix, Inc.
75,000	4.875%, 04/15/2028	77,818
2,546,000	5.875%, 11/15/2028	2,734,531
2,766,000	4.875%, 06/15/2030(d)	2,823,256
	Network i2i Ltd.
550,000	5.650%, 01/15/2025(c)(d)(g) 5 year CMT + 4.277%	445,225
	Nokia Oyj
480,000 (EUR)	2.000%, 03/11/2026	474,062
	Oi S.A.
500,000	10.000%, 07/27/2025(i) PIK rate 12.000%	345,623
	Outfront Media Capital LLC / Outfront Media Capital Corp.
280,000	4.625%, 03/15/2030(d)	250,754
	Sirius XM Radio, Inc.
145,000	4.625%, 07/15/2024(d)	148,072
4,213,000	5.000%, 08/01/2027(d)	4,299,156
2,613,000	5.500%, 07/01/2029(d)	2,679,762
	Telecom Italia Capital S.A.
300,000	6.000%, 09/30/2034	299,090
	Telecom Italia SpA
5,462,000	5.303%, 05/30/2024(d)	5,530,439
	Twitter, Inc.
995,000	3.875%, 12/15/2027(d)	964,528
	Uber Technologies, Inc.
4,654,000	8.000%, 11/01/2026(d)	4,651,522
5,068,000	7.500%, 09/15/2027(d)	5,041,520
	VeriSign, Inc.
5,965,000	4.750%, 07/15/2027	6,215,232
	Verizon Communications, Inc.
75,000	4.000%, 03/22/2050	89,105
	ViacomCBS, Inc.
1,485,000	4.750%, 05/15/2025(j)	1,493,590
1,125,000	4.950%, 01/15/2031(j)	1,109,549
325,000	4.375%, 03/15/2043	289,415
	ViaSat, Inc.
2,500,000	5.625%, 09/15/2025(d)	2,352,888
	Virgin Media Secured Finance Plc
680,000	5.500%, 08/15/2026(d)	694,938
	VTR Finance B.V.
550,000	6.875%, 01/15/2024	502,560
	Ziggo B.V.
300,000	5.500%, 01/15/2027(d)	301,665
440,000	4.875%, 01/15/2030(d)	431,597

		65,985,801

Consumer, Cyclical: 5.6%
	1011778 BC ULC / New Red Finance, Inc.
120,000	3.875%, 01/15/2028(d)	114,666
1,500,000	4.375%, 01/15/2028(d)	1,394,175
	Allison Transmission, Inc.
3,317,000	4.750%, 10/01/2027(d)	3,079,975
	American Honda Finance Corp.
165,000	1.950%, 05/20/2022	162,745

Principal Amount^		Value
Consumer, Cyclical (continued)
$1,040,000	2.104%, 05/10/2023(e) 3 mo. USD LIBOR + 0.370%	$959,539
	Beazer Homes USA, Inc.
1,266,000	5.875%, 10/15/2027	965,420
1,215,000	7.250%, 10/15/2029	932,604
	Boyd Gaming Corp.
990,000	4.750%, 12/01/2027(d)	822,245
	Carvana Co.
3,400,000	8.875%, 10/01/2023(d)	3,238,398
	Century Communities, Inc.
1,200,000	6.750%, 06/01/2027	1,025,241
	Churchill Downs, Inc.
948,000	5.500%, 04/01/2027(d)	898,913
4,920,000	4.750%, 01/15/2028(d)	4,307,706
	Daimler Finance North America LLC
2,425,000	2.592%, 02/15/2022(d)(e) 3 mo. USD LIBOR + 0.900%	2,248,275
	FCE Bank Plc
3,195,000 (EUR)	1.134%, 02/10/2022	3,120,184
	General Motors Financial Co., Inc.
695,000	3.700%, 11/24/2020	688,281
	Hilton Domestic Operating Co., Inc.
4,423,000	4.875%, 01/15/2030	3,790,367
	Home Depot, Inc. (The)
1,535,000	1.890%, 03/01/2022(e) 3 mo. USD LIBOR + 0.310%	1,491,480
	Hyundai Capital America
1,730,000	3.950%, 02/01/2022(d)	1,744,999
710,000	2.375%, 02/10/2023(d)	670,746
	Installed Building Products, Inc.
1,100,000	5.750%, 02/01/2028(d)	1,057,147
	KB Home
1,563,000	6.875%, 06/15/2027	1,576,352
979,000	4.800%, 11/15/2029	829,703
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
3,331,000	4.750%, 06/01/2027(d)	3,154,349
	Latam Airlines 2015-1 Pass Through Trust
1,500,828	4.500%, 11/15/2023	986,314
	Latam Finance Ltd.
550,000	7.000%, 03/01/2026	253,564
	M/I Homes, Inc.
1,802,000	4.950%, 02/01/2028(d)	1,542,962
	Marriott International, Inc.
850,000	2.125%, 10/03/2022	766,023
	McDonald’s Corp.
345,000	3.600%, 07/01/2030	362,988
	Mobile Mini, Inc.
2,685,000	5.875%, 07/01/2024	2,591,025
	Murphy Oil USA, Inc.
2,780,000	4.750%, 09/15/2029	2,621,679
	Nissan Motor Acceptance Corp.
960,000	3.650%, 09/21/2021(d)	941,202
	PulteGroup, Inc.
230,000	4.250%, 03/01/2021	226,251
3,050,000	5.000%, 01/15/2027	3,064,541
	Rite Aid Corp.
2,608,000	6.125%, 04/01/2023(d)	2,262,440
	Scotts Miracle-Gro Co. (The)
1,572,000	4.500%, 10/15/2029	1,509,238

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC
$4,194,000	7.000%, 07/15/2026(a)(d)	$3,966,475
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
3,585,000	5.875%, 03/01/2027	3,333,306
	Taylor Morrison Communities, Inc.
2,632,000	5.875%, 06/15/2027(d)	2,462,861
2,895,000	6.625%, 07/15/2027(d)	2,638,069
637,000	5.750%, 01/15/2028(d)	574,228
	Tesla, Inc.
6,015,000	5.300%, 08/15/2025(d)	5,691,694
	Toll Brothers Finance Corp.
292,000	4.350%, 02/15/2028	268,214
400,000	3.800%, 11/01/2029	353,030
	Toyota Motor Credit Corp.
1,725,000	2.164%, 10/07/2021(e) 3 mo. USD LIBOR + 0.290%	1,667,938
	United Airlines Pass Through Trust
1,755,000	Series 2019-2-B 3.500%, 05/01/2028	1,371,120
	Vista Outdoor, Inc.
769,000	5.875%, 10/01/2023	642,926
	Volkswagen Group of America Finance LLC
1,760,000	2.064%, 09/24/2021(d)(e) 3 mo. USD LIBOR + 0.860%	1,612,319
	Yum! Brands, Inc.
1,400,000	3.875%, 11/01/2023	1,314,243
220,000	7.750%, 04/01/2025(d)(j)	231,550
2,261,000	4.750%, 01/15/2030(d)	2,137,889

		83,667,599

Consumer, Non-cyclical: 4.6%
	AMN Healthcare, Inc.
2,300,000	4.625%, 10/01/2027(d)	2,198,799
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
125,000	4.900%, 02/01/2046	136,757
	Anheuser-Busch InBev Worldwide, Inc.
240,000	4.600%, 04/15/2048	255,123
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
1,441,000	5.750%, 07/15/2027(d)	1,156,655
	Avon International Operations, Inc.
2,981,000	7.875%, 08/15/2022(d)	2,686,093
	Bausch Health Cos., Inc.
2,185,000 (EUR)	4.500%, 05/15/2023	2,322,496
1,547,000	7.250%, 05/30/2029(d)	1,614,062
868,000	5.250%, 01/30/2030(d)	827,256
	BRF S.A.
220,000	4.875%, 01/24/2030(d)	185,999
	Brink’s Co. (The)
1,425,000	4.625%, 10/15/2027(d)	1,324,491
	Camposol S.A.
300,000	6.000%, 02/03/2027(d)	238,875
	Carriage Services, Inc.
1,980,000	6.625%, 06/01/2026(d)	1,962,264

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Charles River Laboratories International, Inc.
$500,000	4.250%, 05/01/2028(d)	$484,725
	CVS Health Corp.
745,000	3.750%, 04/01/2030	768,656
	Encompass Health Corp.
4,069,000	4.750%, 02/01/2030	4,010,203
	HCA, Inc.
730,000	3.500%, 09/01/2030	664,810
	Hologic, Inc.
3,750,000	4.625%, 02/01/2028(d)	3,791,409
	JBS USA LUX S.A. / JBS USA Food Co./JBS USA Finance, Inc.
445,000	5.500%, 01/15/2030(d)	461,932
	Kraft Heinz Foods Co.
195,000	5.000%, 06/04/2042	185,469
750,000	5.200%, 07/15/2045	724,526
400,000	4.375%, 06/01/2046	362,209
1,885,000	4.875%, 10/01/2049(d)	1,721,635
	NBM US Holdings, Inc.
2,465,000	7.000%, 05/14/2026(d)	2,254,532
200,000	6.625%, 08/06/2029(d)	180,230
	Nielsen Co. Luxembourg S.A.R.L. (The)
5,732,000	5.500%, 10/01/2021(d)	5,656,051
	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
275,000	7.250%, 02/01/2028(d)	238,535
	Post Holdings, Inc.
2,750,000	5.750%, 03/01/2027(d)	2,837,113
1,750,000	5.625%, 01/15/2028(d)	1,785,963
1,850,000	5.500%, 12/15/2029(d)	1,929,273
	Pyxus International, Inc.
240,000	8.500%, 04/15/2021(d)	216,000
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(d)	515,217
	Rede D’or Finance S.A.R.L.
1,755,000	4.500%, 01/22/2030(d)	1,531,676
	Select Medical Corp.
325,000	6.250%, 08/15/2026(d)	326,789
	Service Corp. International
4,130,000	4.625%, 12/15/2027	4,158,776
1,625,000	5.125%, 06/01/2029	1,666,519
	Teleflex, Inc.
3,700,000	4.625%, 11/15/2027	3,716,465
	Tenet Healthcare Corp.
2,805,000	5.125%, 05/01/2025	2,699,812
	Teva Pharmaceutical Finance Netherlands II B.V.
805,000 (EUR)	6.000%, 01/31/2025	870,984
650,000 (EUR)	6.000%, 01/31/2025(d)	703,279
	Teva Pharmaceutical Finance Netherlands III B.V.
725,000	7.125%, 01/31/2025(d)	722,285
925,000	3.150%, 10/01/2026	786,181
4,795,000	4.100%, 10/01/2046	3,477,813
	United Rentals North America, Inc.
2,990,000	4.000%, 07/15/2030	2,687,262
	Vector Group Ltd.
1,791,000	10.500%, 11/01/2026(d)	1,505,425
	Walnut Bidco Plc
200,000	9.125%, 08/01/2024	159,000

		68,709,624

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy: 2.0%
	Aker BP ASA
$1,175,000	3.750%, 01/15/2030(d)	$883,626
	Bellatrix Exploration Ltd.
417,000	8.500%, 09/11/2023(b)	19,849
	Bruin E&P Partners LLC
2,820,000	8.875%, 08/01/2023(d)	239,700
	California Resources Corp.
4,117,000	8.000%, 12/15/2022(d)	73,097
23,000	6.000%, 11/15/2024	654
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
1,127,000	7.750%, 04/15/2023	787,486
1,690,000	11.000%, 04/15/2025(d)	1,230,016
	Canacol Energy Ltd.
550,000	7.250%, 05/03/2025	477,815
	Cheniere Corpus Christi Holdings LLC
1,405,000	3.700%, 11/15/2029(d)	1,055,623
	CNX Midstream Partners L.P. / CNX Midstream Finance Corp.
2,196,000	6.500%, 03/15/2026(d)	1,533,999
	CNX Resources Corp.
123,000	7.250%, 03/14/2027(d)	87,759
	Compania General Combust
600,000	9.500%, 11/07/2021	425,220
	Eclipse Resources Corp.
1,750,000	8.875%, 07/15/2023	1,194,322
	Energy Transfer Operating L.P.
1,225,000	5.000%, 05/15/2050	963,381
	Enviva Partners L.P. / Enviva Partners Finance Corp.
1,710,000	6.500%, 01/15/2026(d)	1,680,075
	Exxon Mobil Corp.
1,735,000	2.022%, 08/16/2022(e) 3 mo. USD LIBOR + 0.330%	1,592,296
645,000	4.327%, 03/19/2050	791,592
	Fermaca Enterprises S de RL de C.V.
258,531	6.375%, 03/30/2038	257,159
	Geopark Ltd.
550,000	6.500%, 09/21/2024	316,935
	Global Partners L.P. / GLP Finance Corp.
1,088,000	7.000%, 08/01/2027	825,294
	Gran Tierra Energy, Inc.
550,000	7.750%, 05/23/2027(d)	143,688
	Gulfport Energy Corp.
145,000	6.625%, 05/01/2023	41,822
287,000	6.000%, 10/15/2024	72,468
137,000	6.375%, 05/15/2025	34,421
144,000	6.375%, 01/15/2026	29,370
	Kinder Morgan, Inc.
2,000,000	4.300%, 03/01/2028	1,965,701
165,000	5.050%, 02/15/2046	158,237
	Lonestar Resources America, Inc.
380,000	11.250%, 01/01/2023(d)	88,350
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
2,870,000	6.000%, 08/01/2026(d)	1,793,750
	Medco Oak Tree Pte Ltd.
550,000	7.375%, 05/14/2026	349,787

Principal Amount^		Value
Energy (continued)
	MEG Energy Corp.
$560,000	7.125%, 02/01/2027(d)	$280,907
	Northern Oil and Gas, Inc.
971,000	8.500%, 05/15/2023(i) PIK rate 9.500%	667,562
	NuStar Logistics L.P.
2,975,000	6.000%, 06/01/2026	2,218,225
	Parkland Fuel Corp.
3,137,000	5.875%, 07/15/2027(d)	2,958,034
	Sunoco L.P. / Sunoco Finance Corp.
5,030,000	6.000%, 04/15/2027	4,360,847
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	364,413
	Whiting Petroleum Corp.
2,260,000	6.625%, 01/15/2026	169,669
	YPF S.A.
780,000	44.438%, 07/07/2020(d)(e) BADLARPP + 4.000%	166,362
400,000	8.500%, 07/28/2025	209,898
450,000	6.950%, 07/21/2027(d)	235,729

		30,745,138

Financial: 6.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
245,000	3.650%, 07/21/2027	190,119
665,000	3.875%, 01/23/2028	507,752
	Agile Group Holdings Ltd.
200,000	6.875%, 03/07/2023(c)(g) 5 year CMT + 9.216%	166,990
200,000	7.750%, 05/25/2025(c)(g) 5 year CMT + 11.083%	156,506
	AIA Group Ltd.
765,000	1.636%, 09/20/2021(d)(e) 3 mo. USD LIBOR + 0.520%	759,990
455,000	3.375%, 04/07/2030(d)	458,877
	AIG Global Funding
925,000	2.300%, 07/01/2022(d)	921,835
	Aircastle Ltd.
1,295,000	4.250%, 06/15/2026	1,123,427
	Alpha Holding S.A. de C.V.
600,000	9.000%, 02/10/2025(d)	418,500
	Altice France Holding S.A.
5,900,000	10.500%, 05/15/2027(d)	6,252,023
	American Express Co.
1,300,000	2.341%, 11/05/2021(e) 3 mo. USD LIBOR + 0.600%	1,279,965
	Ares Capital Corp.
1,750,000	3.250%, 07/15/2025	1,393,759
	Assurant, Inc.
1,960,000	3.700%, 02/22/2030	1,924,862
	Banco BTG Pactual S.A.
550,000	7.750%, 02/15/2029(g) 5 year CMT + 5.257%	473,000
	Banco Hipotecario S.A.
12,020,000 (ARS)	31.750%, 11/07/2022(d)(e) BADLARPP + 4.000%	168,540
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(d)	66,055
250,000	6.750%, 11/04/2026(g) 5 year USD Swap + 5.463%	152,502

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Banco Mercantil del Norte S.A.
$500,000	7.625%, 01/10/2028(c)(g) 10 year CMT + 5.353%	$383,912
	Banco Santander Mexico S.A.
500,000	8.500%, 01/20/2022(c)(g) 5 year CMT + 6.472%	517,500
	Banco Supervielle S.A.
7,500,000 (ARS)	38.708%, 08/09/2020(d)(e) BADLARPP + 4.500%	108,330
	Bank of America Corp.
1,575,000	1.866%, 06/25/2022(e) 3 mo. USD LIBOR + 0.650%	1,497,591
	Barclays Plc
400,000	5.088%, 06/20/2030(g) 3 mo. USD LIBOR + 3.054%	418,770
	BBVA Bancomer S.A.
600,000	5.125%, 01/18/2033(g) 5 year CMT + 2.650%	501,345
	Capital One Bank USA NA
1,685,000	2.014%, 01/27/2023(g) SOFRRATE + 0.616%	1,648,077
	CFLD Cayman Investment Ltd.
200,000	6.500%, 12/21/2020	192,002
610,000	8.600%, 04/08/2024	497,226
	CIFI Holdings Group Co. Ltd.
200,000	5.500%, 01/23/2022	188,996
	CIT Group, Inc.
90,000	5.000%, 08/01/2023	87,153
	Citibank N.A.
1,110,000	2.063%, 02/12/2021(e) 3 mo. USD LIBOR + 0.350%	1,099,908
	Citigroup, Inc.
855,000	1.549%, 11/04/2022(e) SOFRRATE + 0.870%	803,518
	Country Garden Holdings Co. Ltd.
805,000	6.150%, 09/17/2025	774,953
	Credit Suisse AG
290,000	2.100%, 11/12/2021	289,393
	Credito Real SAB de C.V.
550,000	9.125%, 11/29/2022(c)(g) 5 year CMT + 7.026%	423,673
	Credivalores-Crediservicios SAS
300,000	8.875%, 02/07/2025(d)	226,350
	Crown Castle Intl Corp.
170,000	3.300%, 07/01/2030	168,604
35,000	4.150%, 07/01/2050	34,615
	Danske Bank A/S
360,000	3.244%, 12/20/2025(d)(g) 3 mo. USD LIBOR + 1.591%	335,230
	Docuformas SAPI de C.V.
550,000	10.250%, 07/24/2024(d)	378,815
	Easy Tactic Ltd.
345,000	8.125%, 02/27/2023	298,446
	Enova International, Inc.
1,120,000	8.500%, 09/01/2024(d)	984,194
580,000	8.500%, 09/15/2025(d)	503,150
	Financiera de Desarrollo Territorial S.A.
6,675,000,000 (COP)	7.875%, 08/12/2024(d)	1,703,903

Principal Amount^		Value
Financial (continued)
	Financiera Independencia SAB de C.V.
$600,000	8.000%, 07/19/2024	$366,753
	Gilex Holding S.A.R.L.
510,000	8.500%, 05/02/2023	438,215
	goeasy Ltd.
3,850,000	5.375%, 12/01/2024(d)	3,613,052
	Greenland Global Investment Ltd.
205,000	6.750%, 09/26/2023	183,466
615,000	5.875%, 07/03/2024	507,229
	Hall of Fame
387,300	10.822%, 10/31/2020(b)	387,300
	HSBC Holdings Plc
1,910,000	1.434%, 09/11/2021(e) 3 mo. USD LIBOR + 0.650%	1,867,851
250,000	4.950%, 03/31/2030	273,325
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
2,314,000	4.750%, 09/15/2024	2,136,886
4,415,000	6.250%, 05/15/2026	4,196,996
1,037,000	5.250%, 05/15/2027	965,706
	iStar, Inc.
5,422,000	4.750%, 10/01/2024	4,588,395
750,000	4.250%, 08/01/2025	622,425
	Kaisa Group Holdings Ltd.
810,000	11.950%, 10/22/2022(d)	703,031
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
1,040,000	4.250%, 02/01/2027(d)	829,400
	Logan Property Holdings Co. Ltd.
200,000	5.250%, 02/23/2023	184,988
	Metropolitan Life Global Funding I
870,000	1.695%, 01/13/2023(d)(e) SOFRRATE + 0.570%	760,743
	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
3,070,000	5.625%, 05/01/2024	2,966,403
3,100,000	5.750%, 02/01/2027	2,708,625
	Mitsubishi UFJ Financial Group, Inc.
1,935,000	2.444%, 07/26/2021(e) 3 mo. USD LIBOR + 0.650%	1,854,968
	MPT Operating Partnership L.P. / MPT Finance Corp.
3,825,000	5.000%, 10/15/2027	3,739,224
1,400,000	4.625%, 08/01/2029	1,309,875
	Navient Corp.
45,000	7.250%, 01/25/2022	43,635
10,000	6.500%, 06/15/2022	9,865
105,000	7.250%, 09/25/2023	102,641
291,000	6.750%, 06/15/2026	269,335
15,000	5.000%, 03/15/2027	13,008
	New York Life Global Funding
2,575,000	2.099%, 01/21/2022(d)(e) 3 mo. USD LIBOR + 0.280%	2,496,357
880,000	2.288%, 07/12/2022(d)(e) 3 mo. USD LIBOR + 0.440%	845,621
	Operadora de Servicios Mega S.A. de C.V. Sofom ER
400,000	8.250%, 02/11/2025(d)	275,500
	Radian Group, Inc.
2,570,000	4.500%, 10/01/2024	2,553,925
3,550,000	4.875%, 03/15/2027	3,527,076
	Reliance Standard Life Global Funding II
830,000	2.150%, 01/21/2023(d)	811,422
	RKP Overseas Finance 2016 A Ltd.
200,000	7.950%, 02/17/2022(c)	173,996

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	RKPF Overseas 2019 E Ltd.
$300,000	7.750%, 11/18/2024(c)(g) 5 year CMT + 6.003%	$280,502
	Shimao Property Holdings Ltd.
200,000	4.750%, 07/03/2022	197,496
	Shriram Transport Finance Co. Ltd.
480,000	5.100%, 07/16/2023(d)	337,774
	Springleaf Finance Corp.
50,000	6.875%, 03/15/2025	50,729
150,000	7.125%, 03/15/2026	149,344
655,000	6.625%, 01/15/2028	622,610
160,000	5.375%, 11/15/2029	147,288
	Standard Chartered Plc
1,760,000	2.096%, 09/10/2022(d)(e) 3 mo. USD LIBOR + 1.200%	1,698,022
955,000	4.247%, 01/20/2023(d)(g) 3 mo. USD LIBOR + 1.150%	960,415
1,015,000	4.644%, 04/01/2031(d)(g) 5 year CMT + 3.850%	1,043,476
	Starwood Property Trust, Inc.
6,458,000	4.750%, 03/15/2025	5,739,515
	Sunac China Holdings Ltd.
335,000	7.250%, 06/14/2022	316,581
200,000	7.500%, 02/01/2024	182,096
200,000	6.500%, 01/10/2025	183,063
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(c)(g) 5 year CMT + 6.308%	365,712
	US Bank N.A.
1,860,000	2.072%, 11/16/2021(e) 3 mo. USD LIBOR + 0.380%	1,834,845
	Yanlord Land Hong Kong Co. Ltd.
200,000	5.875%, 01/23/2022	190,292
	Yuzhou Properties Co. Ltd.
710,000	8.300%, 05/27/2025	592,625

		91,699,978

Industrial: 3.0%
	3M Co.
1,750,000	2.750%, 03/01/2022	1,764,323
	Aeropuertos Dominicanos Siglo XXI S.A.
350,000	6.750%, 03/30/2029	248,500
	Arconic, Inc.
5,580,000	5.125%, 10/01/2024	5,521,179
	Ball Corp.
5,472,000	4.875%, 03/15/2026	5,721,250
	Boeing Co. (The)
1,555,000	2.700%, 05/01/2022	1,472,849
460,000	2.250%, 06/15/2026	406,204
195,000	2.950%, 02/01/2030	183,146
70,000	3.750%, 02/01/2050	64,159
455,000	3.950%, 08/01/2059	410,286
	Bombardier, Inc.
768,000	7.500%, 03/15/2025(d)	554,496
	C10 Capital SPV Ltd.
300,000	6.160%, 06/30/2020(c)(g) 3 mo. USD LIBOR + 4.710%	237,750
	C5 Capital SPV Ltd.
200,000	5.727%, 06/30/2020(c)(g) 3 mo. USD LIBOR + 4.277%	158,500

Principal Amount^		Value
Industrial (continued)
	Carrier Global Corp.
$250,000	1.923%, 02/15/2023(d)	$246,634
	Caterpillar Financial Services Corp.
1,650,000	1.544%, 09/04/2020(e) 3 mo. USD LIBOR + 0.290%	1,631,155
1,065,000	1.950%, 11/18/2022	1,062,597
	Cemex SAB de C.V.
400,000	5.450%, 11/19/2029(d)	327,900
	Embraer Netherlands Finance B.V.
340,000	5.050%, 06/15/2025	303,023
	FedEx Corp.
695,000	3.400%, 01/14/2022	699,547
	General Electric Co.
363,000	5.000%, 01/21/2021(c)(g) 3 mo. USD LIBOR + 3.330%	300,156
	GMR Hyderabad International Airport Ltd.
735,000	5.375%, 04/10/2024	628,366
	Honeywell International, Inc.
1,755,000	2.104%, 08/08/2022(e) 3 mo. USD LIBOR + 0.370%	1,682,267
1,755,000	2.150%, 08/08/2022	1,773,052
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	15,810
	IHS Netherlands Holdco B.V.
500,000	7.125%, 03/18/2025(d)	412,023
	John Deere Capital Corp.
2,000,000	1.263%, 06/13/2022(e) 3 mo. USD LIBOR + 0.490%	1,957,558
700,000	1.479%, 09/08/2022(e) 3 mo. USD LIBOR + 0.480%	670,187
875,000	1.200%, 04/06/2023	858,583
	JSL Europe S.A.
550,000	7.750%, 07/26/2024	400,150
	Klabin Austria GmbH
550,000	7.000%, 04/03/2049	508,200
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(d)	445,021
	Masonite International Corp.
40,000	5.375%, 02/01/2028(d)	39,534
	Patrick Industries, Inc.
300,000	7.500%, 10/15/2027(d)	296,563
	Rolls-Royce Plc
1,750,000	2.375%, 10/14/2020(d)	1,649,281
	Sensata Technologies, Inc.
3,191,000	4.375%, 02/15/2030(d)	2,896,072
	Silgan Holdings, Inc.
4,261,000	4.125%, 02/01/2028(d)	3,962,730
	Spirit AeroSystems, Inc.
80,000	4.600%, 06/15/2028	68,141
	TransDigm, Inc.
190,000	6.250%, 03/15/2026(d)	190,356
3,401,000	7.500%, 03/15/2027	3,296,419
3,102,000	5.500%, 11/15/2027(d)	2,801,261

		45,865,228

Technology: 1.9%
	Amkor Technology, Inc.
2,400,000	6.625%, 09/15/2027(d)	2,269,320
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
30,000	3.875%, 01/15/2027	28,729

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	Broadcom, Inc.
$ 1,625,000	4.750%, 04/15/2029(d)	$1,651,855
	Diebold Nixdorf, Inc.
1,772,000	8.500%, 04/15/2024	1,167,314
	Entegris, Inc.
1,750,000	4.625%, 02/10/2026(d)	1,672,212
	Fair Isaac Corp.
4,361,000	5.250%, 05/15/2026(d)	4,354,644
160,000	4.000%, 06/15/2028(d)	152,800
	Flexential Intermediate Corp.
585,000	11.250%, 08/01/2024(d)	536,737
	Hewlett Packard Enterprise Co.
1,760,000	1.464%, 03/12/2021(e) 3 mo. USD LIBOR + 0.680%	1,703,128
	Micron Technology, Inc.
1,585,000	5.327%, 02/06/2029	1,737,138
	MSCI, Inc.
4,436,000	4.000%, 11/15/2029(d)	4,431,253
1,450,000	3.625%, 09/01/2030(d)	1,383,844
	NCR Corp.
3,422,000	6.125%, 09/01/2029(d)	3,214,798
	Nuance Communications, Inc.
2,370,000	5.625%, 12/15/2026	2,322,950
	PTC, Inc.
120,000	4.000%, 02/15/2028(d)	116,136
	Western Digital Corp.
1,138,000	4.750%, 02/15/2026	1,159,337

		27,902,195

Utilities: 0.6%
	AES Argentina Generacion S.A.
150,000	7.750%, 02/02/2024	85,837
	AES Corp.
25,000	4.875%, 05/15/2023	24,219
180,000	5.500%, 04/15/2025	177,745
60,000	6.000%, 05/15/2026	59,433
	AES Gener S.A.
200,000	7.125%, 03/26/2079(g) 5 year USD Swap + 4.664%	157,485
400,000	6.350%, 10/07/2079(d)(g) 5 year CMT + 4.917%	305,800
	Calpine Corp.
65,000	5.125%, 03/15/2028(d)	60,288
	Capex S.A.
150,000	6.875%, 05/15/2024	100,313
	Cometa Energia S.A. de C.V.
193,800	6.375%, 04/24/2035	177,386
	Edison International
75,000	4.950%, 04/15/2025	74,827
	Empresa Electrica Guacolda S.A.
300,000	4.560%, 04/30/2025	213,141
	Enel SpA
740,000	8.750%, 09/24/2073(d)(g) 5 year USD Swap + 5.880%	786,472
	Energuate Trust
300,000	5.875%, 05/03/2027	300,003
	NextEra Energy Operating Partners L.P.
3,748,000	3.875%, 10/15/2026(d)	3,581,671
	NRG Energy, Inc.
75,000	5.750%, 01/15/2028	76,916
190,000	5.250%, 06/15/2029(d)	196,754

Principal Amount^		Value
Utilities (continued)
	Pampa Energia S.A.
$ 150,000	9.125%, 04/15/2029(d)	$101,033
	Stoneway Capital Corp.
177,117	10.000%, 03/01/2027	26,569
	Vistra Operations Co. LLC
2,845,000	3.700%, 01/30/2027(d)	2,540,613

		9,046,505

TOTAL CORPORATE BONDS (Cost $490,861,721)		444,836,945

GOVERNMENT SECURITIES & AGENCY ISSUE: 0.8%
	Argentina POM Politica Monetaria
10,815,000 (ARS)	38.039%, 06/21/2020(e)	86,880
	Dominican Republic International Bond
550,000	6.400%, 06/05/2049(d)	489,668
	Export-Import Bank of Korea
895,000	1.741%, 06/25/2022(e) 3 mo. USD LIBOR + 0.525%	876,332
	Provincia de Buenos Aires Government Bonds
72,825,000 (ARS)	33.929%, 05/31/2022(e) BADLARPP + 3.830%	588,929
15,545,000 (ARS)	37.463%, 04/12/2025(d)(e) BADLARPP + 3.750%	125,442
	United States Treasury Note
10,500,000	2.750%, 09/30/2020(a)	10,638,428

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $17,967,075)		12,805,679

LIMITED PARTNERSHIPS: 0.2%
35,594	GACP II L.P.	2,147,442
1,300,000	U.S. Farming Realty Trust II L.P.(b)	1,063,211

TOTAL LIMITED PARTNERSHIPS (Cost $2,925,355)		3,210,653

MORTGAGE-BACKED SECURITIES: 17.4%
	Adjustable Rate Mortgage Trust
1,933,251	Series 2005-2-6M2 1.927%, 06/25/2035(e) 1 mo. USD LIBOR + 0.980%	1,783,110
323,532	Series 2006-1-2A1 4.171%, 03/25/2036(g)	218,376
	American Home Mortgage Investment Trust
334,782	Series 2006-1-11A1 1.227%, 03/25/2046(b)(e) 1 mo. USD LIBOR + 0.280%	263,699
	AREIT Trust
1,000,000	Series 2019-CRE3-D 3.355%, 09/14/2036(d)(e) 1 mo. USD LIBOR + 2.650%	683,721
	Banc of America Alternative Loan Trust
69,370	Series 2003-8-1CB1 5.500%, 10/25/2033	69,010
642,941	Series 2006-7-A4 5.998%, 10/25/2036(f)	275,503

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Banc of America Funding Trust
$67,354	Series 2005-7-3A1 5.750%, 11/25/2035	$67,948
120,105	Series 2006-6-1A2 6.250%, 08/25/2036	109,545
688,801	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	620,724
381,361	Series 2006-B-7A1 3.747%, 03/20/2036(g)	319,970
3,254,767	Series 2007-1-TA4 6.090%, 01/25/2037(f)	3,294,096
69,456	Series 2007-4-5A1 5.500%, 11/25/2034	65,375
2,836,365	Series 2010-R5-1A3 6.000%, 10/26/2037(d)(g)	2,524,857
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
1,474,000	Series 2019-AHT-D 3.205%, 03/15/2034(d)(e) 1 mo. USD LIBOR + 2.500%	1,343,227
	Banc of America Mortgage Trust
20,640	Series 2005-A-2A1 3.676%, 02/25/2035(b)(g)	18,338
	Bancorp Commercial Mortgage Trust
665,000	Series 2019-CRE5-D 3.055%, 03/15/2036(d)(e) 1 mo. USD LIBOR + 2.350%	585,282
	BBCMS Trust
750,000	Series 2018-CBM-E 3.855%, 07/15/2037(d)(e) 1 mo. USD LIBOR + 3.150%	667,261
	BCAP LLC Trust
224,930	Series 2010-RR6-6A2 9.300%, 07/26/2037(d)(g)	171,773
2,901,449	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	2,303,399
	Bear Stearns Adjustable Rate Mortgage Trust
3,895,750	Series 2005-12-25A1 3.013%, 02/25/2036(g)	2,797,596
	Bear Stearns Asset-Backed Securities I Trust
523,855	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	349,945
	BF Mortgage Trust
666,000	Series 2019-NYT-F 3.705%, 12/15/2035(d)(e) 1 mo. USD LIBOR + 3.000%	515,045
	BHP Trust
710,000	Series 2019-BXHP-E 3.272%, 08/15/2036(d)(e) 1 mo. USD LIBOR + 2.568%	576,377
	BX Commercial Mortgage Trust
1,517,000	Series 2019-IMC-G 4.305%, 04/15/2034(d)(e) 1 mo. USD LIBOR + 3.600%	1,121,266
	BX Trust
709,000	Series 2019-MMP-F 3.497%, 08/15/2036(d)(e) 1 mo. USD LIBOR + 2.792%	487,724

Principal Amount^		Value
	Carbon Capital VI Commercial Mortgage Trust
$649,000	Series 2019-FL2-B 3.555%, 10/15/2035(d)(e) 1 mo. USD LIBOR + 2.850%	$562,391
	CF Trust
1,420,000	Series 2019-MF1-F 3.950%, 08/21/2032(d)(e) 1 mo. USD LIBOR + 2.950%	1,124,614
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.975%, 12/10/2054(d)(g)(k)	947,361
7,346,000	Series 2016-C7-XF 0.975%, 12/10/2054(d)(g)(k)	414,309
	CG-CCRE Commercial Mortgage Trust
105,000	Series 2014-FL2-COL1 4.205%, 11/15/2031(d)(e) 1 mo. USD LIBOR + 3.500%	104,841
205,000	Series 2014-FL2-COL2 5.205%, 11/15/2031(d)(e) 1 mo. USD LIBOR + 4.500%	204,188
	Chase Mortgage Finance Trust
3,353,221	Series 2007-S2-1A9 6.000%, 03/25/2037	2,471,853
1,648,890	Series 2007-S3-1A15 6.000%, 05/25/2037	1,125,800
	ChaseFlex Trust
1,217,759	Series 2007-3-2A1 1.247%, 07/25/2037(e) 1 mo. USD LIBOR + 0.300%	1,061,368
	CIM Trust
6,000,000	Series 2016-1RR-B2 6.956%, 07/26/2055(d)(g)	5,386,345
10,000,000	Series 2016-2RR-B2 7.569%, 02/25/2056(d)(g)	9,006,454
10,000,000	Series 2016-3RR-B2 7.969%, 02/27/2056(d)(g)	8,950,217
7,860,000	Series 2017-3RR-B2 10.501%, 01/27/2057(d)(g)	7,353,036
	Citicorp Mortgage Securities Trust
2,565,585	Series 2006-7-1A1 6.000%, 12/25/2036	2,276,749
	Citigroup Commercial Mortgage Trust
668,000	Series 2015-GC27-D 4.420%, 02/10/2048(d)(g)	559,462
1,497,000	Series 2018-TBR-F 4.355%, 12/15/2036(d)(e) 1 mo. USD LIBOR + 3.650%	950,337
	Citigroup Mortgage Loan Trust, Inc.
208,078	Series 2005-5-2A2 5.750%, 08/25/2035	157,112
2,929,724	Series 2005-5-3A2A 3.507%, 10/25/2035(g)	1,923,651
356,871	Series 2009-6-8A2 6.000%, 08/25/2022(d)(g)	365,686
3,071,266	Series 2011-12-1A2 3.864%, 04/25/2036(d)(g)	2,100,251
330,112	Series 2018-A-A1 4.000%, 01/25/2068(d)(g)	309,183
764,416	Series 2018-C-A1 4.125%, 03/25/2059(d)(f)	710,470

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	CitiMortgage Alternative Loan Trust
$267,301	Series 2006-A5-1A13 1.397%, 10/25/2036(e) 1 mo. USD LIBOR + 0.450%	$192,407
264,877	Series 2006-A5-1A2 5.603%, 10/25/2036(e)(k) -1*1 mo. USD LIBOR + 6.550%	41,374
465,340	Series 2007-A4-1A13 5.750%, 04/25/2037	418,182
238,268	Series 2007-A4-1A6 5.750%, 04/25/2037	213,986
2,330,131	Series 2007-A6-1A5 6.000%, 06/25/2037	2,099,590
	COMM Mortgage Trust
40,000	Series 2012-LC4-C 5.537%, 12/10/2044(g)	39,335
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(d)	592,294
3,345,369	Series 2014-UBS4-G 3.750%, 08/10/2047(d)	341,522
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(d)(g)	1
1,000,000	Series 2015-CR26-E 3.250%, 10/10/2048(d)	653,419
1,989,000	Series 2018-HCLV-D 2.881%, 09/15/2033(d)(e) 1 mo. USD LIBOR + 2.177%	1,885,714
	Countrywide Alternative Loan Trust
129,274	Series 2003-22CB-1A1 5.750%, 12/25/2033	133,315
501,781	Series 2004-13CB-A4 0.000%, 07/25/2034(l)	406,837
97,370	Series 2004-16CB-1A1 5.500%, 07/25/2034	100,056
106,761	Series 2004-16CB-3A1 5.500%, 08/25/2034	109,778
239,047	Series 2004-J10-2CB1 6.000%, 09/25/2034	247,896
5,052,330	Series 2005-64CB-1A10 5.750%, 12/25/2035	4,724,285
78,696	Series 2005-J1-2A1 5.500%, 02/25/2025	77,795
2,545,145	Series 2006-13T1-A13 6.000%, 05/25/2036	1,764,750
419,613	Series 2006-31CB-A7 6.000%, 11/25/2036	322,894
4,197,717	Series 2006-36T2-2A1 6.250%, 12/25/2036	2,664,247
437,809	Series 2006-J1-2A1 7.000%, 02/25/2036	95,440
219,824	Series 2007-16CB-2A1 1.397%, 08/25/2037(e) 1 mo. USD LIBOR + 0.450%	81,157
63,656	Series 2007-16CB-2A2 46.695%, 08/25/2037(e) -8.3333*1 mo. USD LIBOR + 54.583%	167,775
428,334	Series 2007-19-1A34 6.000%, 08/25/2037	302,290
1,248,154	Series 2007-20-A12 6.250%, 08/25/2047	932,425
434,036	Series 2007-22-2A16 6.500%, 09/25/2037	253,999

Principal Amount^		Value
$2,822,982	Series 2007-HY2-1A 3.612%, 03/25/2047(g)	$2,426,810
1,970,359	Series 2007-HY7C-A4 1.177%, 08/25/2037(e) 1 mo. USD LIBOR + 0.230%	1,482,107
	Countrywide Alternative Loan Trust Resecuritization
555,520	Series 2008-2R-2A1 6.000%, 08/25/2037(g)	349,500
3,771,778	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	2,956,189
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 3.697%, 05/25/2023(d)(e) 1 mo. USD LIBOR + 2.750%	1,840,979
	Countrywide Home Loan Mortgage Pass-Through Trust
9,037	Series 2004-HYB4-2A1 4.104%, 09/20/2034(b)(g)	7,743
617,854	Series 2005-23-A1 5.500%, 11/25/2035	459,764
386,709	Series 2005-HYB8-4A1 3.624%, 12/20/2035(g)	339,677
3,223,503	Series 2006-9-A1 6.000%, 05/25/2036	2,253,115
174,587	Series 2007-10-A5 6.000%, 07/25/2037	128,685
698,545	Series 2007-13-A5 6.000%, 08/25/2037	520,389
	Credit Suisse Commercial Mortgage Securities Corp.
175,000	Series 2019-SKLZ-D 4.305%, 01/15/2034(d)(e) 1 mo. USD LIBOR + 3.600%	154,288
	Credit Suisse First Boston Mortgage Securities Corp.
1,297,307	Series 2005-11-7A1 6.000%, 12/25/2035	953,885
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
51,065	Series 2003-27-4A4 5.750%, 11/25/2033	52,831
2,467,918	Series 2005-10-10A3 6.000%, 11/25/2035	1,098,197
	Credit Suisse Mortgage-Backed Trust
799,048	Series 2006-6-1A10 6.000%, 07/25/2036	586,535
653,159	Series 2007-1-4A1 6.500%, 02/25/2022	143,669
72,383	Series 2007-2-2A5 5.000%, 03/25/2037	65,853
1,607,978	Series 2011-17R-1A2 5.750%, 02/27/2037(d)	1,584,285
630,000	Series 2014-USA-A2 3.953%, 09/15/2037(d)	638,449
635,000	Series 2014-USA-D 4.373%, 09/15/2037(d)	531,524
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(d)	1,114,815
782,665	Series 2018-RPL2-A1 4.030%, 08/25/2062(d)(f)	728,091
307,529	Series 2018-RPL7-A1 4.000%, 08/26/2058(d)	320,695

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Credit Suisse Mortgage-Backed Trust (Continued)
$ 669,736	Series 2019-RP10-A1 3.318%, 12/26/2059(d)(g)	$688,144
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.530%, 10/10/2034(d)(g)	261,383
	Deutsche Mortgage and Asset Receiving Corp.
3,011,622	Series 2014-RS1-1A2 6.500%, 07/27/2037(d)(g)	2,791,192
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
104,328	Series 2006-PR1-3A1 11.138%, 04/15/2036(d)(e) -1.4*1 mo. USD LIBOR + 12.124%	96,996
	DSLA Mortgage Loan Trust
129,615	Series 2005-AR5-2A1A 1.080%, 09/19/2045(e) 1 mo. USD LIBOR + 0.330%	89,826
	Dukinfield II Plc
383,800 (GBP)	Series 2-A 1.787%, 12/20/2052(e) 3 mo. GBP LIBOR + 1.250%	465,416
	Federal Home Loan Mortgage Corp. REMICS
617,455	Series 3118-SD 5.995%, 02/15/2036(e)(k) -1*1 mo. USD LIBOR + 6.700%	113,520
245,414	Series 3301-MS 5.395%, 04/15/2037(e)(k) -1*1 mo. USD LIBOR + 6.100%	49,925
320,691	Series 3303-SE 5.375%, 04/15/2037(e)(k) -1*1 mo. USD LIBOR + 6.080%	59,441
208,449	Series 3303-SG 5.395%, 04/15/2037(e)(k) -1*1 mo. USD LIBOR + 6.100%	44,691
62,452	Series 3382-SB 5.295%, 11/15/2037(e)(k) -1*1 mo. USD LIBOR + 6.000%	8,540
289,770	Series 3382-SW 5.595%, 11/15/2037(e)(k) -1*1 mo. USD LIBOR + 6.300%	53,549
84,615	Series 3384-S 5.685%, 11/15/2037(e)(k) -1*1 mo. USD LIBOR + 6.390%	12,858
188,118	Series 3384-SG 5.605%, 08/15/2036(e)(k) -1*1 mo. USD LIBOR + 6.310%	39,520
2,041,561	Series 3404-SA 5.295%, 01/15/2038(e)(k) -1*1 mo. USD LIBOR + 6.000%	424,897

Principal Amount^		Value
$ 106,299	Series 3417-SX 5.475%, 02/15/2038(e)(k) -1*1 mo. USD LIBOR + 6.180%	$12,371
64,640	Series 3423-GS 4.945%, 03/15/2038(e)(k) -1*1 mo. USD LIBOR + 5.650%	7,026
577,915	Series 3423-TG 0.350%, 03/15/2038(e)(k) -1*1 mo. USD LIBOR + 6.000%	4,316
2,661,404	Series 3435-S 5.275%, 04/15/2038(e)(k) -1*1 mo. USD LIBOR + 5.980%	491,816
81,605	Series 3445-ES 5.295%, 05/15/2038(e)(k) -1*1 mo. USD LIBOR + 6.000%	10,810
362,191	Series 3523-SM 5.295%, 04/15/2039(e)(k) -1*1 mo. USD LIBOR + 6.000%	65,930
220,180	Series 3560-KS 5.695%, 11/15/2036(e)(k) -1*1 mo. USD LIBOR + 6.400%	32,831
131,796	Series 3598-SA 5.645%, 11/15/2039(e)(k) -1*1 mo. USD LIBOR + 6.350%	19,621
160,656	Series 3641-TB 4.500%, 03/15/2040	182,427
596,471	Series 3728-SV 3.745%, 09/15/2040(e)(k) -1*1 mo. USD LIBOR + 4.450%	68,780
224,785	Series 3758-S 5.325%, 11/15/2040(e)(k) -1*1 mo. USD LIBOR + 6.030%	41,884
816,406	Series 3770-SP 5.795%, 11/15/2040(e)(k) -1*1 mo. USD LIBOR + 6.500%	91,282
286,224	Series 3815-ST 5.145%, 02/15/2041(e)(k) -1*1 mo. USD LIBOR + 5.850%	55,493
627,098	Series 3859-SI 5.895%, 05/15/2041(e)(k) -1*1 mo. USD LIBOR + 6.600%	141,551
191,589	Series 3872-SL 5.245%, 06/15/2041(e)(k) -1*1 mo. USD LIBOR + 5.950%	31,491
154,171	Series 3900-SB 5.265%, 07/15/2041(e)(k) -1*1 mo. USD LIBOR + 5.970%	23,897

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$ 30,651	Series 3946-SM 12.586%, 10/15/2041(e) -3*1 mo. USD LIBOR + 14.700%	$52,661
1,130,781	Series 3957-DZ 3.500%, 11/15/2041	1,226,986
1,196,233	Series 3972-AZ 3.500%, 12/15/2041	1,297,534
3,150,704	Series 3984-DS 5.245%, 01/15/2042(e)(k) -1*1 mo. USD LIBOR + 5.950%	542,595
2,003,385	Series 4229-MS 6.467%, 07/15/2043(e) -1.75*1 mo. USD LIBOR + 7.700%	2,473,694
4,524,727	Series 4239-OU 0.000%, 07/15/2043(l)	4,246,469
3,105,979	Series 4291-MS 5.195%, 01/15/2054(e)(k) -1*1 mo. USD LIBOR + 5.900%	556,172
2,930,785	Series 4314-MS 5.395%, 07/15/2043(e)(k) -1*1 mo. USD LIBOR + 6.100%	358,340
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
25,750	Series 2014-DN2-M2 2.597%, 04/25/2024(e) 1 mo. USD LIBOR + 1.650%	25,325
227,457	Series 2015-DNA1-M2 2.797%, 10/25/2027(e) 1 mo. USD LIBOR + 1.850%	222,074
40,000	Series 2018-DNA1-M2 2.747%, 07/25/2030(e) 1 mo. USD LIBOR + 1.800%	33,291
	Federal National Mortgage Association Connecticut Avenue Securities
406,174	Series 2017-C05-1M2 3.147%, 01/25/2030(e) 1 mo. USD LIBOR + 2.200%	363,353
95,000	Series 2017-C07-1M2 3.347%, 05/25/2030(e) 1 mo. USD LIBOR + 2.400%	85,682
	Federal National Mortgage Association REMICS
330,019	Series 2003-84-PZ 5.000%, 09/25/2033	378,318
672,961	Series 2005-42-SA 5.853%, 05/25/2035(e)(k) -1*1 mo. USD LIBOR + 6.800%	74,116
2,277,582	Series 2006-92-LI 5.633%, 10/25/2036(e)(k) -1*1 mo. USD LIBOR + 6.580%	465,106
583,842	Series 2007-39-AI 5.173%, 05/25/2037(e)(k) -1*1 mo. USD LIBOR + 6.120%	113,663

Principal Amount^		Value
$ 171,155	Series 2007-57-SX 5.673%, 10/25/2036(e)(k) -1*1 mo. USD LIBOR + 6.620%	$32,410
28,582	Series 2007-68-SA 5.703%, 07/25/2037(e)(k) -1*1 mo. USD LIBOR + 6.650%	4,180
34,318	Series 2008-1-CI 5.353%, 02/25/2038(e)(k) -1*1 mo. USD LIBOR + 6.300%	4,705
1,749,355	Series 2008-33-SA 5.053%, 04/25/2038(e)(k) -1*1 mo. USD LIBOR + 6.000%	343,252
68,625	Series 2008-56-SB 5.113%, 07/25/2038(e)(k) -1*1 mo. USD LIBOR + 6.060%	10,107
3,582,222	Series 2009-110-SD 5.303%, 01/25/2040(e)(k) -1*1 mo. USD LIBOR + 6.250%	677,683
45,540	Series 2009-111-SE 5.303%, 01/25/2040(e)(k) -1*1 mo. USD LIBOR + 6.250%	6,563
234,107	Series 2009-86-CI 4.853%, 09/25/2036(e)(k) -1*1 mo. USD LIBOR + 5.800%	37,238
146,472	Series 2009-87-SA 5.053%, 11/25/2049(e)(k) -1*1 mo. USD LIBOR + 6.000%	26,227
68,115	Series 2009-90-IB 4.773%, 04/25/2037(e)(k) -1*1 mo. USD LIBOR + 5.720%	9,842
82,630	Series 2010-11-SC 3.853%, 02/25/2040(e)(k) -1*1 mo. USD LIBOR + 4.800%	9,279
41,130	Series 2010-115-SD 5.653%, 11/25/2039(e)(k) -1*1 mo. USD LIBOR + 6.600%	4,789
3,663,542	Series 2010-123-SK 5.103%, 11/25/2040(e)(k) -1*1 mo. USD LIBOR + 6.050%	703,365
883,097	Series 2010-134-SE 5.703%, 12/25/2025(e)(k) -1*1 mo. USD LIBOR + 6.650%	83,610
229,667	Series 2010-15-SL 4.003%, 03/25/2040(e)(k) -1*1 mo. USD LIBOR + 4.950%	33,893
72,291	Series 2010-9-GS 3.803%, 02/25/2040(e)(k) -1*1 mo. USD LIBOR + 4.750%	7,350

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$6,420	Series 2011-110-LS 6.938%, 11/25/2041(e) -2*1 mo. USD LIBOR + 10.100%	$9,736
266,335	Series 2011-111-VZ 4.000%, 11/25/2041	294,905
1,189,914	Series 2011-141-PZ 4.000%, 01/25/2042	1,309,273
136,565	Series 2011-5-PS 5.453%, 11/25/2040(e)(k) -1*1 mo. USD LIBOR + 6.400%	12,367
2,188,301	Series 2011-93-ES 5.553%, 09/25/2041(e)(k) -1*1 mo. USD LIBOR + 6.500%	441,407
1,470,802	Series 2012-106-SA 5.213%, 10/25/2042(e)(k) -1*1 mo. USD LIBOR + 6.160%	297,544
2,994,607	Series 2012-131-BS 3.503%, 12/25/2042(e) -1.2*1 mo. USD LIBOR + 5.400%	3,125,826
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(l)	9,120,170
2,002,333	Series 2013-15-SC 3.563%, 03/25/2033(e) -1.2*1 mo. USD LIBOR + 5.460%	2,198,361
3,615,518	Series 2014-50-WS 5.253%, 08/25/2044(e)(k) -1*1 mo. USD LIBOR + 6.200%	622,044
	First Horizon Alternative Mortgage Securities Trust
780,452	Series 2006-FA6-1A4 6.250%, 11/25/2036	512,576
306,875	Series 2007-FA4-1A7 6.000%, 08/25/2037	199,942
	First Horizon Mortgage Pass-Through Trust
184,766	Series 2006-1-1A10 6.000%, 05/25/2036	135,555
	Fontainebleau Miami Beach Trust
693,000	Series 2019-FBLU H 4.095%, 12/10/2036(d)(g)	414,735
	GCAT LLC
491,990	Series 2020-1-A1 2.981%, 01/26/2060(d)(f)	492,355
	GCAT Trust
727,284	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(g)	722,190
	Gosforth Funding Plc
330,444	Series 2018-1A-A1 2.129%, 08/25/2060(d)(e) 3 mo. USD LIBOR + 0.450%	324,359
	Government National Mortgage Association
644,187	Series 2007-21-S 5.495%, 04/16/2037(e)(k) -1*1 mo. USD LIBOR + 6.200%	120,419

Principal Amount^		Value
$229,535	Series 2008-69-SB 6.857%, 08/20/2038(e)(k) -1*1 mo. USD LIBOR + 7.630%	$53,898
272,281	Series 2009-104-SD 5.645%, 11/16/2039(e)(k) -1*1 mo. USD LIBOR + 6.350%	54,247
41,634	Series 2010-98-IA 5.680%, 03/20/2039(g)(k)	4,673
607,966	Series 2011-45-GZ 4.500%, 03/20/2041	673,327
162,197	Series 2011-69-OC 0.000%, 05/20/2041(l)	158,710
3,320,586	Series 2011-69-SC 4.607%, 05/20/2041(e)(k) -1*1 mo. USD LIBOR + 5.380%	533,342
553,687	Series 2011-89-SA 4.677%, 06/20/2041(e)(k) -1*1 mo. USD LIBOR + 5.450%	92,750
2,640,060	Series 2013-102-BS 5.377%, 03/20/2043(e)(k) -1*1 mo. USD LIBOR + 6.150%	403,626
46,819,755	Series 2013-155-IB 0.197%, 09/16/2053(g)(k)	764,997
4,342,850	Series 2014-145-CS 4.895%, 05/16/2044(e)(k) -1*1 mo. USD LIBOR + 5.600%	706,595
2,834,886	Series 2014-156-PS 5.477%, 10/20/2044(e)(k) -1*1 mo. USD LIBOR + 6.250%	486,358
4,677,184	Series 2014-5-SA 4.777%, 01/20/2044(e)(k) -1*1 mo. USD LIBOR + 5.550%	847,809
4,692,553	Series 2014-58-SG 4.895%, 04/16/2044(e)(k) -1*1 mo. USD LIBOR + 5.600%	698,610
4,689,828	Series 2014-76-SA 4.827%, 01/20/2040(e)(k) -1*1 mo. USD LIBOR + 5.600%	828,011
5,139,548	Series 2014-95-CS 5.545%, 06/16/2044(e)(k) -1*1 mo. USD LIBOR + 6.250%	1,088,650
6,183,492	Series 2018-105-SH 5.477%, 08/20/2048(e)(k) -1*1 mo. USD LIBOR + 6.250%	924,243
78,763,449	Series 2018-111-SA 3.550%, 08/20/2048(e)(k) -1*1 mo. USD LIBOR + 4.550%	9,014,752
26,349,223	Series 2018-134-CS 5.427%, 10/20/2048(e)(k) -1*1 mo. USD LIBOR + 6.200%	3,620,502

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GPMT Ltd.
$1,507,000	Series 2018-FL1-D 3.723%, 11/21/2035(d)(e) 1 mo. USD LIBOR + 2.950%	$1,264,377
	GS Mortgage Securities Corp. Trust
1,503,000	Series 2018-TWR-G 4.629%, 07/15/2031(d)(e) 1 mo. USD LIBOR + 3.925%	1,125,841
	GS Mortgage Securities Trust
1,010,000	Series 2011-GC5-D 5.389%, 08/10/2044(d)(g)	979,812
2,216,000	Series 2014-GC26-D 4.514%, 11/10/2047(d)(g)	1,876,066
	GSCG Trust
710,000	Series 2019-600C-H 4.118%, 09/06/2034(d)(g)	488,999
	GSR Mortgage Loan Trust
41,897	Series 2005-4F-6A1 6.500%, 02/25/2035(b)	39,500
790,823	Series 2005-9F-2A1 6.000%, 01/25/2036	571,448
117,130	Series 2005-AR4-6A1 4.655%, 07/25/2035(g)	101,147
184,827	Series 2005-AR6-4A5 4.507%, 09/25/2035(g)	174,242
275,572	Series 2006-7F-3A4 6.250%, 08/25/2036	147,264
117,882	Series 2006-8F-2A1 6.000%, 09/25/2036	107,591
	HarborView Mortgage Loan Trust
285,445	Series 2004-11-2A2A 1.390%, 01/19/2035(b)(e) 1 mo. USD LIBOR + 0.640%	233,804
4,428,618	Series 2007-7-2A1B 1.947%, 10/25/2037(e) 1 mo. USD LIBOR + 1.000%	3,197,074
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 3.455%, 05/15/2038(d)(e) 1 mo. USD LIBOR + 2.750%	927,939
	Hilton Orlando Trust
873,000	Series 2018-ORL-F 4.355%, 12/15/2034(d)(e) 1 mo. USD LIBOR + 3.650%	660,784
	Hilton USA Trust
1,073,000	Series 2016-SFP-E 5.519%, 11/05/2035(d)	979,356
	Hospitality Mortgage Trust
1,122,280	Series 2019-HIT-G 4.605%, 11/15/2036(d)(e) 1 mo. USD LIBOR + 3.900%	841,262
	Impac Secured Assets Trust
7,060,923	Series 2007-2-1A1C 1.327%, 05/25/2037(e) 1 mo. USD LIBOR + 0.380%	5,363,523
	IndyMac INDA Mortgage Loan Trust
288,008	Series 2006-AR3-1A1 3.830%, 12/25/2036(g)	237,714
	IndyMac INDX Mortgage Loan Trust
190,223	Series 2004-AR7-A5 2.167%, 09/25/2034(e) 1 mo. USD LIBOR + 1.220%	157,317

Principal Amount^		Value
$305,746	Series 2005-AR11-A3 3.601%, 08/25/2035(g)	$248,854
713,157	Series 2006-AR2-2A1 1.157%, 02/25/2046(e) 1 mo. USD LIBOR + 0.210%	524,731
2,201,483	Series 2006-AR5-2A1 3.679%, 05/25/2036(g)	1,829,127
4,024,901	Series 2006-R1-A3 3.515%, 12/25/2035(g)	3,295,502
1,433,842	Series 2007-AR5-2A1 3.610%, 05/25/2037(g)	1,174,246
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.664%, 02/15/2046(d)(g)	1,216,189
1,531,000	Series 2019-MFP-F 3.705%, 07/15/2036(d)(e) 1 mo. USD LIBOR + 3.100%	948,783
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	213,179
224,000	Series 2019-UES-D 4.452%, 05/05/2032(d)(g)	208,197
261,000	Series 2019-UES-E 4.452%, 05/05/2032(d)(g)	234,502
274,000	Series 2019-UES-F 4.452%, 05/05/2032(d)(g)	227,607
299,000	Series 2019-UES-G 4.452%, 05/05/2032(d)(g)	239,434
	JP Morgan Mortgage Trust
377,263	Series 2004-S1-2A1 6.000%, 09/25/2034	392,638
2,461,281	Series 2005-ALT1-3A1 3.713%, 10/25/2035(g)	1,935,025
56,967	Series 2007-A1-4A2 4.688%, 07/25/2035(b)(g)	49,931
16,444	Series 2007-S1-1A2 5.500%, 03/25/2022	15,464
766,460	Series 2007-S3-1A97 6.000%, 08/25/2037	548,902
373,528	Series 2008-R2-2A 5.500%, 12/27/2035(d)(g)	356,908
	JP Morgan Resecuritization Trust
7,581,976	Series 2015-4-1A7 1.817%, 06/26/2047(d)(e) 1 mo. USD LIBOR + 0.190%	4,319,426
	JPMBB Commercial Mortgage Securities Trust
1,616,000	Series 2014-C23-D 3.973%, 09/15/2047(d)(g)	1,341,655
300,000	Series 2014-C23-E 3.364%, 09/15/2047(d)(g)	207,165
78,000	Series 2015-C27-D 3.807%, 02/15/2048(d)(g)	63,160
4,749,500	Series 2015-C27-XFG 1.307%, 02/15/2048(d)(g)(k)	265,683
	Lanark Master Issuer Plc
311,600	Series 2019-1A-1A1 2.453%, 12/22/2069(d)(e) 3 mo. USD LIBOR + 0.770%	309,468
	Legacy Mortgage Asset Trust
1,112,546	Series 2020-GS1-A1 2.882%, 10/25/2059(d)(f)	1,112,980
	Lehman Mortgage Trust
1,805,676	Series 2006-2-2A3 5.750%, 04/25/2036	1,844,983

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Lehman XS Trust
$128,937	Series 2006-2N-1A1 1.207%, 02/25/2046(e) 1 mo. USD LIBOR + 0.260%	$102,201
	LoanCore Issuer Ltd.
1,296,000	Series 2019-CRE3-D 3.205%, 04/15/2034(d)(e) 1 mo. USD LIBOR + 2.500%	966,626
	Master Alternative Loan Trust
34,288	Series 2003-9-4A1 5.250%, 11/25/2033	35,084
32,016	Series 2004-5-1A1 5.500%, 06/25/2034	32,865
39,845	Series 2004-5-2A1 6.000%, 06/25/2034	41,213
170,749	Series 2004-8-2A1 6.000%, 09/25/2034	178,704
	Merrill Lynch Alternative Note Asset Trust
461,453	Series 2007-AF1-1AF2 5.750%, 05/25/2037	424,041
	Merrill Lynch Mortgage Investors Trust
10,073	Series 2006-2-2A 3.768%, 05/25/2036(b)(g)	8,929
	Morgan Stanley Bank of America Merrill Lynch Trust
15,000	Series 2015-C20-D 3.071%, 02/15/2048(d)	11,738
	Morgan Stanley Capital I Trust
687,000	Series 2007-IQ15-C 6.128%, 06/11/2049(d)(g)	677,096
285,000	Series 2011-C2-D 5.488%, 06/15/2044(d)(g)	263,458
235,000	Series 2011-C2-E 5.488%, 06/15/2044(d)(g)	196,562
1,508,000	Series 2019-PLND-F 3.505%, 05/15/2036(d)(e) 1 mo. USD LIBOR + 2.800%	1,212,842
	Morgan Stanley Mortgage Loan Trust
2,593,306	Series 2005-9AR-2A 3.951%, 12/25/2035(g)	2,214,900
3,071,198	Series 2006-11-2A2 6.000%, 08/25/2036	2,116,084
387,455	Series 2006-7-3A 5.034%, 06/25/2036(g)	299,823
261,354	Series 2007-13-6A1 6.000%, 10/25/2037	184,362
	Morgan Stanley Re-REMIC Trust
382,532	Series 2010-R9-3C 6.000%, 11/26/2036(d)(g)	371,888
	Motel 6 Trust
1,045,891	Series 2017-M6MZ-M 7.631%, 08/15/2024(d)(e) 1 mo. USD LIBOR + 6.927%	826,930
	OBX Trust
527,449	Series 2019-EXP3-1A8 3.500%, 10/25/2059(d)(g)	524,289
	Prime Mortgage Trust
1,369,351	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	792,598

Principal Amount^		Value
	Residential Accredit Loans, Inc.
$980,938	Series 2006-QS10-A9 6.500%, 08/25/2036	$900,087
626,256	Series 2006-QS14-A18 6.250%, 11/25/2036	520,462
459,808	Series 2006-QS17-A5 6.000%, 12/25/2036	401,030
474,256	Series 2006-QS2-1A4 5.500%, 02/25/2036	423,411
557,198	Series 2006-QS7-A3 6.000%, 06/25/2036	482,716
599,466	Series 2007-QS1-2A10 6.000%, 01/25/2037	507,168
924,136	Series 2007-QS3-A1 6.500%, 02/25/2037	799,290
2,071,352	Series 2007-QS6-A6 6.250%, 04/25/2037	1,829,813
516,313	Series 2007-QS8-A8 6.000%, 06/25/2037	439,226
1,588,545	Series 2007-QS9-A33 6.500%, 07/25/2037	1,429,124
	Residential Asset Securitization Trust
174,262	Series 2005-A8CB-A9 5.375%, 07/25/2035	135,059
286,380	Series 2006-A8-1A1 6.000%, 08/25/2036	223,951
253,640	Series 2007-A1-A8 6.000%, 03/25/2037	134,199
490,187	Series 2007-A5-2A5 6.000%, 05/25/2037	353,284
16,209,941	Series 2007-A9-A1 1.497%, 09/25/2037(e) 1 mo. USD LIBOR + 0.550%	3,674,777
16,209,941	Series 2007-A9-A2 5.503%, 09/25/2037(e)(k) -1*1 mo. USD LIBOR + 6.450%	5,840,289
	Residential Funding Mortgage Securities I Trust
543,297	Series 2006-S4-A5 6.000%, 04/25/2036	505,223
	Sequoia Mortgage Trust
243,476	Series 2018-CH1-A1 4.000%, 02/25/2048(d)(g)	244,045
801,334	Series 2019-CH1-A1 4.500%, 03/25/2049(d)(g)	800,936
	SLIDE
2,383,973	Series 2018-FUN-F 3.705%, 06/15/2031(d)(e) 1 mo. USD LIBOR + 3.000%	2,034,941
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 3.455%, 11/15/2027(d)(e) 1 mo. USD LIBOR + 2.750%	193,713
980,000	Series 2014-STAR-D 4.205%, 11/15/2027(d)(e) 1 mo. USD LIBOR + 3.500%	728,630
950,000	Series 2014-STAR-E 5.105%, 11/15/2027(b)(d)(e) 1 mo. USD LIBOR + 4.400%	551,074

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Structured Adjustable Rate Mortgage Loan Trust
$751,276	Series 2005-14-A1 1.257%, 07/25/2035(e) 1 mo. USD LIBOR + 0.310%	$518,250
326,827	Series 2005-15-1A1 3.762%, 07/25/2035(g)	224,851
418,119	Series 2005-22-3A1 4.119%, 12/25/2035(g)	326,038
923,702	Series 2008-1-A2 3.692%, 10/25/2037(g)	736,975
	Structured Asset Securities Corp. Trust
725,465	Series 2005-5-2A2 5.500%, 04/25/2035	644,328
8,805,420	Series 2007-4-1A3 5.309%, 03/28/2045(d)(e)(k) -1*1 mo. LIBOR + 6.250%	1,654,295
	Tharaldson Hotel Portfolio Trust
1,382,807	Series 2018-THL-F 4.958%, 11/11/2034(d)(e) 1 mo. USD LIBOR + 3.952%	1,153,561
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 4.888%, 05/10/2063(d)(g)	263,439
	Washington Mutual Mortgage Pass-Through Certificates Trust
421,070	Series 2005-1-5A1 6.000%, 03/25/2035	403,936
624,423	Series 2006-5-1A5 6.000%, 07/25/2036	546,323
468,322	Series 2006-8-A6 4.310%, 10/25/2036(f)	237,449
2,869,893	Series 2007-5-A3 7.000%, 06/25/2037	1,859,517
	Wells Fargo Alternative Loan Trust
181,264	Series 2007-PA2-3A1 1.297%, 06/25/2037(e) 1 mo. USD LIBOR + 0.350%	144,764
271,370	Series 2007-PA2-3A2 5.703%, 06/25/2037(e)(k) -1*1 mo. USD LIBOR + 6.650%	40,421
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.110%, 05/15/2048(d)(g)(k)	1,026,597
750,000	Series 2016-C33-D 3.123%, 03/15/2059(d)	554,202
1,225,000	Series 2019-JWDR-C 3.139%, 09/15/2031(d)(g)	918,397
	Wells Fargo Mortgage-Backed Securities Trust
119,868	Series 2006-AR19-A1 4.349%, 12/25/2036(g)	112,111
	WFRBS Commercial Mortgage Trust
155,000	Series 2011-C2-D 5.663%, 02/15/2044(d)(g)	151,918
510,000	Series 2011-C3-D 5.681%, 03/15/2044(d)(g)	413,778
500,000	Series 2012-C6-D 5.579%, 04/15/2045(d)(g)	479,288

Principal Amount^		Value
$160,000	Series 2012-C7-C 4.813%, 06/15/2045(g)	$154,018
290,000	Series 2012-C7-E 4.813%, 06/15/2045(d)(g)	251,003

TOTAL MORTGAGE-BACKED SECURITIES (Cost $257,105,343)		261,248,782

MUNICIPAL BONDS: 0.2%
Puerto Rico: 0.2%
	Commonwealth of Puerto Rico
1,330,000	Series A 8.000%, 07/01/2035(m)	801,325
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
100,000	Series A 5.250%, 07/01/2029	95,875
311,000	Series A 5.125%, 07/01/2037	295,450
280,000	Series A 6.000%, 07/01/2047	275,800
	Puerto Rico Public Buildings Authority
675,000	Series U 5.250%, 07/01/2042(m)	513,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
21,000	Series A-1 0.000%, 07/01/2024(n)	18,007
40,000	Series A-1 0.000%, 07/01/2027(n)	30,507
39,000	Series A-1 0.000%, 07/01/2029(n)	27,037
50,000	Series A-1 0.000%, 07/01/2031(n)	31,156
56,000	Series A-1 0.000%, 07/01/2033(n)	31,057
41,000	Series A-1 4.500%, 07/01/2034	41,195
21,000	Series A-1 4.550%, 07/01/2040	19,932
536,000	Series A-1 0.000%, 07/01/2046(n)	127,391
437,000	Series A-1 0.000%, 07/01/2051(n)	77,651
151,000	Series A-1 4.750%, 07/01/2053	142,568
383,000	Series A-1 5.000%, 07/01/2058	373,406
210,000	Series A-2 4.329%, 07/01/2040	193,429
7,000	Series A-2 4.536%, 07/01/2053	6,370
84,000	Series A-2 4.784%, 07/01/2058	78,878

TOTAL MUNICIPAL BONDS (Cost $2,112,174)		3,180,034

SHORT-TERM INVESTMENTS: 13.8%
TREASURY BILLS: 2.9%
	United States Treasury Bill
7,000,000	0.052%, 05/05/2020(a)(o)	6,999,645
2,190,000	1.905%, 07/16/2020(a)(o)	2,177,603
2,000,000	0.067%, 08/13/2020(a)(o)	1,999,496

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
TREASURY BILLS (CONTINUED)
	United States Treasury Bill (Continued)
$32,050,000	0.069%, 11/05/2020(a)(o)	$32,036,608

TOTAL TREASURY BILLS (Cost $42,991,113)		43,213,352

REPURCHASE AGREEMENTS : 10.9%
164,125,647	Fixed Income Clearing Corp. 0.000%, 3/31/2020, due 04/01/2020 [collateral: par value $1,130,000 U.S. Treasury Note, 2.125%, due 05/15/2022, value $1,184,350; par value $86,350,000 U.S. Treasury Note, 2.375%, due 03/15/2022, value $90,088,270; par value $75,965,000 U.S. Treasury Note, 0.375%, due 03/31/2022, value $76,155,693] (proceeds $164,125,647)	164,125,647

TOTAL REPURCHASE AGREEMENTS (Cost $164,125,647)		164,125,647

TOTAL SHORT-TERM INVESTMENTS (Cost $207,116,760)		207,338,999

TOTAL PURCHASED OPTIONS (Cost $64,464): 0.0%		88,768

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT
(Cost: $1,680,646,033): 103.6%		1,559,348,474

Liabilities in Excess of Other Assets: (3.6)%		(54,164,577)

NET ASSETS: 100.0%		$1,505,183,897

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
SOFRRATE	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $159,681,516 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Perpetual Call.

(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	Floating Interest Rate at March 31, 2020.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2020.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2020.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(i)	Pay-in-kind securities.
(j)	When issued security.
(k)	Interest Only security. Security with a notional or nominal principal amount.
(l)	Principal Only security.
(m)	Security is currently in default and/or non-income producing.
(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(o)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

The cost basis of investments for federal income tax purposes at March 31, 2020 was as follows*:

Cost of investments	$1,635,270,774

Gross unrealized appreciation	137,228,382
Gross unrealized depreciation	(254,528,777)

Net unrealized depreciation	$(117,300,395)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at March 31, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Cincinnati Bell, Inc.	Goldman Sachs & Co.	$12.50	8/21/2020	151	$221,064	$40,393	$5,707	$34,686
Stars Group, Inc. (The)	Goldman Sachs & Co.	25.00	8/21/2020	251	512,542	46,435	35,716	10,719
Wesco International, Inc.	Goldman Sachs & Co.	55.00	4/17/2020	194	443,290	1,940	23,041	(21,101)

Total Purchased Options						$88,768	$64,464	$24,304

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: (2.7)%
(159,121)	AbbVie, Inc.	$(12,123,429)
(106,856)	Adesto Technologies Corp.*	(1,195,719)
(18,819)	Allegheny Technologies, Inc.*	(159,962)
(4,312)	Bayerische Motoren Werke AG	(223,811)
(460)	Booz Allen Hamilton Holding Corp.	(31,574)
(131)	CACI International, Inc. - Class A*	(27,661)
(531,268)	Charles Schwab Corp. (The)	(17,861,230)
(47,034)	Cincinnati Bell, Inc.*	(688,578)
(13,583)	Comtech Telecommunications Corp.	(180,518)
(5,517)	Daimler AG	(167,261)
(20,981)	Eldorado Resorts, Inc.*	(302,126)
(16,825)	Fiat Chrysler Automobiles N.V.	(121,814)
(27,372)	Fidelity National Financial, Inc.	(681,015)
(34,023)	Ford Motor Co.	(164,331)
(10,301)	General Motors Co.	(214,055)
(13,780)	Honda Motor Co. Ltd.	(311,362)
(8,431)	International Flavors & Fragrances, Inc.	(860,636)
(1,279)	Jacobs Engineering Group, Inc.	(101,386)
(5,412)	Kaiser Aluminum Corp.	(374,943)
(9,547)	Peugeot S.A.	(127,945)
(510)	PPG Industries, Inc.	(42,636)
(33,931)	Ra Pharmaceuticals, Inc.*	(1,629,027)
(2,588)	Renault S.A.	(50,487)
(639)	RPM International, Inc.	(38,021)
(382)	Science Applications International Corp.	(28,509)
(99)	Sherwin-Williams Co. (The)	(45,492)
(22,000)	Softbank Corp.	(281,175)
(5,106)	Spirit AeroSystems Holdings, Inc. - Class A	(122,187)
(4,058)	Stantec, Inc.	(103,722)
(10,537)	Stars Group, Inc. (The)*	(215,166)
(618)	Tesla, Inc.*	(323,832)
(1,357)	Tetra Tech, Inc.	(95,831)
(9,136)	Textron, Inc.	(243,657)
(7,260)	Toyota Motor Corp.	(438,861)
(21,469)	WESCO International, Inc.*	(490,567)
(1,685)	WSP Global, Inc.	(95,372)
(195)	WW Grainger, Inc.	(48,458)

TOTAL COMMON STOCKS (Proceeds $41,754,574)		(40,212,356)

EXCHANGE-TRADED FUND : (0.1)%
(71,010)	Financial Select Sector SPDR Fund	(1,478,428)

TOTAL EXCHANGE-TRADED FUND (Proceeds $1,355,579)		(1,478,428)

Principal Amount^		Value
CORPORATE BONDS: (0.1)%
	Dell International LLC / EMC Corp.
$(450,000)	7.125%, 06/15/2024(d)	$(466,312)
	Gray Television, Inc.
(556,000)	5.125%, 10/15/2024(d)	(546,968)
	Gray Television, Inc.
(362,000)	5.875%, 07/15/2026(d)	(350,543)
	Western Digital Corp.
(848,000)	4.750%, 02/15/2026	(863,900)

TOTAL CORPORATE BONDS (Proceeds $2,257,404)		(2,227,723)

TOTAL SECURITIES SOLD SHORT (Proceeds $45,367,557)		(43,918,507)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT March 31, 2020 (Unaudited)

At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2020	Fund Delivering	U.S. $ Value at March 31, 2020	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/14/2020	IDR	$1,464,313	USD	$1,727,747	$—	$(263,434)
	4/14/2020	USD	1,726,375	IDR	1,464,313	262,062	—
	4/15/2020	JPY	7,077,813	USD	6,982,866	94,947	—
	4/15/2020	NOK	2,906,164	USD	3,399,255	—	(493,091)
	4/15/2020	PLN	1,600,874	USD	1,737,041	—	(136,167)
	4/15/2020	USD	6,955,949	JPY	7,077,812	—	(121,863)
	4/15/2020	USD	3,257,590	NOK	2,906,163	351,427	—
	4/15/2020	USD	1,695,632	PLN	1,600,874	94,758	—
	4/23/2020	USD	453,912	CAD	463,997	—	(10,085)
	4/23/2020	USD	1,583,617	EUR	1,620,696	—	(37,079)
Barclays Bank Plc	4/14/2020	EUR	3,444,063	USD	3,495,094	—	(51,031)
	4/14/2020	USD	3,428,219	EUR	3,444,063	—	(15,844)
	4/23/2020	USD	531,654	EUR	545,744	—	(14,090)
Citibank N.A.	4/30/2020	BRL	1,347,844	USD	1,652,824	—	(304,980)
	4/30/2020	USD	1,615,358	BRL	1,347,845	267,513	—
Deutsche Bank AG	4/30/2020	USD	525,761	GBP	502,174	23,587	—
Goldman Sachs & Co.	6/15/2020	CAD	184,757	USD	179,829	4,928	—
	6/15/2020	CAD	268,809	USD	274,765	—	(5,956)
	6/15/2020	EUR	2,508,445	USD	2,464,241	44,204	—
	6/15/2020	EUR	985,259	USD	972,395	12,864	—
	6/15/2020	GBP	3,127,264	USD	2,972,188	155,076	—
	6/15/2020	USD	4,824,165	CAD	4,727,864	96,301	—
	6/15/2020	USD	817,109	CAD	807,844	9,265	—
	6/15/2020	USD	347,130	CAD	344,569	2,561	—
	6/15/2020	USD	121,668	CAD	120,337	1,331	—
	6/15/2020	USD	72,575	CAD	72,216	359	—
	6/15/2020	USD	302,634	CAD	305,378	—	(2,744)
	6/15/2020	USD	1,662,521	CAD	1,665,439	—	(2,918)
	6/15/2020	USD	1,138,564	CAD	1,142,066	—	(3,502)
	6/15/2020	USD	223,668	CAD	227,988	—	(4,320)
	6/15/2020	USD	460,323	CAD	474,544	—	(14,221)
	6/15/2020	USD	710,521	CAD	728,399	—	(17,878)
	6/15/2020	USD	8,643,785	EUR	8,477,231	166,554	—
	6/15/2020	USD	580,868	EUR	572,617	8,251	—
	6/15/2020	USD	341,302	EUR	339,063	2,239	—
	6/15/2020	USD	1,181,514	EUR	1,182,135	—	(621)
	6/15/2020	USD	159,016	EUR	161,301	—	(2,285)
	6/15/2020	USD	3,164,522	GBP	3,127,264	37,258	—
Goldman Sachs International	4/14/2020	MXN	1,387,337	USD	1,712,462	—	(325,125)
	4/14/2020	USD	1,702,578	MXN	1,387,337	315,241	—
	6/15/2020	CAD	698,492	USD	695,259	3,233	—
	6/15/2020	EUR	368,119	USD	368,979	—	(860)
HSBC Holdings Plc	4/13/2020	CAD	3,212,146	USD	3,476,348	—	(264,202)
	4/13/2020	USD	3,408,442	CAD	3,212,146	196,296	—
	4/15/2020	SEK	1,664,583	USD	1,745,657	—	(81,074)
	4/15/2020	USD	1,709,030	SEK	1,664,583	44,447	—
	4/22/2020	AUD	3,051,141	USD	3,428,743	—	(377,602)
	4/22/2020	USD	3,325,005	AUD	3,051,142	273,863	—
	5/13/2020	USD	181,173	EUR	182,062	—	(889)
JPMorgan Chase Bank N.A.	6/8/2020	EUR	949,162	USD	921,188	27,974	—
	6/8/2020	EUR	800,824	USD	778,055	22,769	—
	6/8/2020	EUR	1,094,727	USD	1,084,904	9,823	—
	6/8/2020	EUR	1,216,894	USD	1,226,518	—	(9,624)
	6/8/2020	USD	827,625	EUR	825,339	2,286	—
	6/8/2020	USD	116,182	EUR	114,332	1,850	—
	6/8/2020	USD	1,184,112	EUR	1,182,342	1,770	—
	6/8/2020	USD	359,230	EUR	358,302	928	—
	6/8/2020	USD	197,633	EUR	197,262	371	—
	6/8/2020	USD	901,037	EUR	932,294	—	(31,257)
	6/8/2020	USD	5,374,397	EUR	5,435,614	—	(61,217)
Morgan Stanley & Co.	4/7/2020	USD	1,966,536	COP	1,621,566	344,970	—

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2020 (Unaudited)(Continued)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2020	Fund Delivering	U.S. $ Value at March 31, 2020	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. (Continued)
	4/14/2020	NZD	$1,557,588	USD	$1,737,589	$—	$(180,001)
	4/14/2020	USD	1,715,021	NZD	1,557,588	157,433	—
	4/30/2020	USD	5,102,759	ZAR	4,224,015	878,744	—
	4/30/2020	ZAR	4,224,014	USD	4,772,136	—	(548,122)
	6/16/2020	USD	471,591	EUR	464,033	7,558	—
	6/16/2020	USD	305,841	EUR	303,831	2,010	—
	6/16/2020	USD	254,585	EUR	254,113	472	—
	6/16/2020	USD	303,968	EUR	303,831	137	—
	6/16/2020	USD	132,600	EUR	132,581	19	—
	6/16/2020	USD	403,623	EUR	408,791	—	(5,168)
	6/16/2020	USD	356,080	EUR	364,597	—	(8,517)
	6/30/2020	USD	183,393	EUR	182,392	1,001	—
	6/30/2020	USD	293,475	EUR	292,933	542	—
Standard Chartered Bank	7/2/2020	USD	3,028,331	EUR	3,029,044	—	(713)
UBS AG	4/22/2020	USD	3,589,811	THB	3,323,940	265,871	—

			$129,060,642		$128,262,029	$4,195,093	$(3,396,480)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
S&P 500 EMINI	107	$5,350	$13,747,895	6/19/2020	$(23,448)
2YR U.S. Treasury Notes	785	157,000,000	173,000,508	6/30/2020	1,271,580

Total Long					$1,248,132

Futures Contracts - Short
5YR U.S. Treasury Notes	(641)	$(64,100,000)	$(80,355,359)	6/30/2020	$(1,480,316)
10YR U.S. Treasury Notes	(291)	(29,100,000)	(40,358,063)	6/19/2020	(518,857)
Ultra-Long U.S. Treasury Bonds	(41)	(4,100,000)	(9,096,875)	6/19/2020	68,419
Ultra 10YR. U.S. Treasury Notes	(284)	(28,400,000)	(44,312,875)	6/19/2020	(975,494)

Total Short					$(2,906,248)

Total Futures Contracts					$(1,658,116)

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Accor S.A. 2.625%, 02/05/2021	12/20/2024	(1.000%	)	3.240%	EUR	(150,000)	Quarterly	$15,735	$(3,106)	$18,841
Aegon N.V. 6.125%, 12/15/2031	12/20/2024	(1.000%	)	1.345%		(1,800,000)	Quarterly	31,325	(24,016)	55,341
AES Corp. 4.875%, 05/15/2023	12/20/2024	(5.000%	)	2.041%	$	(1,250,000)	Quarterly	(161,435)	(244,599)	83,164
Akzo Nobel N.V. 1.750%, 11/07/2024	12/20/2024	(1.000%	)	0.524%	EUR	(9,800,000)	Quarterly	(243,004)	(154,973)	(88,031)
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	12/20/2024	(5.000%	)	9.154%	$	(11,000,000)	Quarterly	1,535,371	(9,821)	1,545,192
American International Group, Inc. 6.250%, 05/01/2036	12/20/2024	(1.000%	)	0.932%		(150,000)	Quarterly	(463)	(2,313)	1,850
Amgen, Inc. 3.625%, 05/22/2024	12/20/2024	(1.000%	)	0.483%		(100,000)	Quarterly	(2,399)	(2,946)	547

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Anheuser-Busch InBev S.A. 4.000%, 06/02/2021	12/20/2024	(1.000%	)	1.464%	EUR	(2,150,000)	Quarterly	$49,999	$(66,050)	$116,049
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2024	(1.000%	)	1.409%		(150,000)	Quarterly	3,082	(3,337)	6,419
AT&T, Inc. 2.450%, 06/30/2020	12/20/2024	(1.000%	)	2.100%	$	(250,000)	Quarterly	11,981	(2,651)	14,632
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	12/20/2024	(5.000%	)	9.311%		(1,600,000)	Quarterly	230,535	119,879	110,656
Avnet, Inc. 4.875%, 12/01/2022	12/20/2024	(1.000%	)	0.685%		(13,800,000)	Quarterly	(200,049)	(83,197)	(116,852)
Bank of America Corp. 2.369%, 07/21/2021	12/20/2024	(1.000%	)	1.002%		(4,750,000)	Quarterly	431	(130,881)	131,312
Barrick Gold Corp. 5.800%, 11/15/2034	12/20/2024	(1.000%	)	0.394%		(6,350,000)	Quarterly	(179,200)	(158,369)	(20,831)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2024	(5.000%	)	7.427%		(1,550,000)	Quarterly	134,280	99,449	34,831
Best Buy Co., Inc. 5.500%, 03/15/2021	12/20/2024	(5.000%	)	1.318%		(9,150,000)	Quarterly	(1,512,764)	(1,855,592)	342,828
Block Financial LLC 5.500%, 11/01/2022	12/20/2024	(5.000%	)	1.133%		(9,300,000)	Quarterly	(1,626,438)	(1,894,443)	268,005
Boeing Co. (The) 8.750%, 08/15/2021	12/20/2024	(1.000%	)	4.416%		(6,300,000)	Quarterly	858,306	(135,793)	994,099
Bouygues S.A. 4.250%, 07/22/2020	12/20/2024	(1.000%	)	0.503%	EUR	(5,950,000)	Quarterly	(154,159)	(250,973)	96,814
British Telecommunications Plc 5.750%, 12/07/2028	12/20/2024	(1.000%	)	1.163%		(10,150,000)	Quarterly	83,979	(149,663)	233,642
Campbell Soup Co. 4.250%, 04/15/2021	12/20/2024	(1.000%	)	0.350%	$	(100,000)	Quarterly	(3,029)	(1,939)	(1,090)
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	12/20/2024	(1.000%	)	3.202%		(2,250,000)	Quarterly	206,914	(42,771)	249,685
Cardinal Health, Inc. 4.625%, 12/15/2020	12/20/2024	(1.000%	)	0.527%		(3,600,000)	Quarterly	(78,903)	(24,295)	(54,608)
Carnival Corp. 6.650%, 01/15/2028	12/20/2024	(1.000%	)	7.122%		(12,250,000)	Quarterly	2,852,987	(347,827)	3,200,814
CDX North America High Yield Index Series 33 5.000%, 12/20/2024	12/20/2024	(5.000%	)	6.687%		(93,100,000)	Quarterly	5,676,175	(5,958,400)	11,634,575
CDX North America Investment Grade Index Series 33 1.000%, 12/20/2024	12/20/2024	(1.000%	)	1.078%		(80,000,000)	Quarterly	287,255	(1,563,272)	1,850,527
Centrica Plc 6.375%, 03/10/2022	12/20/2024	(1.000%	)	1.581%	EUR	(10,750,000)	Quarterly	311,634	149,189	162,445
CenturyLink, Inc. 7.500%, 04/01/2024	12/20/2024	(1.000%	)	3.243%	$	(2,200,000)	Quarterly	205,746	116,176	89,570
CHS/Community Health Systems, Inc. 6.875%, 02/01/2022	12/20/2024	(5.000%	)	24.282%		(2,050,000)	Quarterly	826,070	922,500	(96,430)
CIT Group, Inc. 5.000%, 08/15/2022	12/20/2024	(5.000%	)	3.652%		(9,150,000)	Quarterly	(505,936)	(1,846,429)	1,340,493
CNH Industrial Finance Europe S.A. 2.875%, 05/17/2023	12/20/2024	(5.000%	)	2.059%	EUR	(9,150,000)	Quarterly	(1,319,135)	(2,008,070)	688,935

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Commerzbank AG 4.000%, 09/16/2020	12/20/2024	(1.000%	)	1.472%	EUR	(10,100,000)	Quarterly	$239,024	$(150,313)	$389,337
Continental AG 3.125%, 09/09/2020	12/20/2024	(1.000%	)	1.974%		(11,700,000)	Quarterly	560,083	(181,402)	741,485
Credit Suisse Group AG 4.282%, 01/09/2028	12/20/2024	(1.000%	)	1.297%		(2,000,000)	Quarterly	29,986	(53,918)	83,904
CVS Health Corp. 2.125%, 06/01/2021	12/20/2024	(1.000%	)	0.757%	$	(2,100,000)	Quarterly	(23,446)	(24,169)	723
Daimler AG 1.400%, 01/12/2024	12/20/2024	(1.000%	)	1.700%	EUR	(2,100,000)	Quarterly	73,075	(42,868)	115,943
Darden Restaurants, Inc. 3.850%, 05/01/2027	12/20/2024	(1.000%	)	1.716%	$	(10,800,000)	Quarterly	342,074	(339,765)	681,839
Dell, Inc. 7.100%, 04/15/2028	12/20/2024	(1.000%	)	2.202%		(11,450,000)	Quarterly	597,218	519,827	77,391
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2024	(1.000%	)	4.278%		(11,200,000)	Quarterly	1,472,180	73,967	1,398,213
DISH DBS Corp. 6.750%, 06/01/2021	12/20/2024	(5.000%	)	4.744%		(7,900,000)	Quarterly	(79,286)	210,370	(289,656)
Domtar Corp. 4.400%, 04/01/2022	12/20/2024	(1.000%	)	0.806%		(11,200,000)	Quarterly	(99,204)	(16,498)	(82,706)
Dow Chemical Co. (The) 7.375%, 11/01/2029	12/20/2024	(1.000%	)	1.625%		(2,050,000)	Quarterly	56,822	(12,210)	69,032
DR Horton, Inc. 4.750%, 02/15/2023	12/20/2024	(1.000%	)	0.905%		(150,000)	Quarterly	(646)	(3,930)	3,284
Eastman Chemical Co. 7.600%, 02/01/2027	12/20/2024	(1.000%	)	1.028%		(9,250,000)	Quarterly	11,606	(155,304)	166,910
Electricite de France S.A. 5.625%, 02/21/2033	12/20/2024	(1.000%	)	0.575%	EUR	(10,000,000)	Quarterly	(221,029)	(237,343)	16,314
Electrolux AB 1.000%, 12/05/2019	12/20/2024	(1.000%	)	0.337%		(9,800,000)	Quarterly	(340,729)	(427,835)	87,106
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2024	(1.000%	)	3.146%	$	(100,000)	Quarterly	8,981	(1,445)	10,426
Enel SpA 5.250%, 05/20/2024	12/20/2024	(1.000%	)	0.858%	EUR	(200,000)	Quarterly	(1,461)	(4,754)	3,293
FirstEnergy Corp. 7.375%, 11/15/2031	12/20/2024	(1.000%	)	0.354%	$	(2,750,000)	Quarterly	(82,845)	(84,381)	1,536
Ford Motor Co. 4.346%, 12/08/2026	12/20/2024	(5.000%	)	9.560%		(9,800,000)	Quarterly	1,480,871	(702,524)	2,183,395
Fortum Oyj 2.250%, 09/06/2022	12/20/2024	(1.000%	)	0.827%	EUR	(4,300,000)	Quarterly	(38,210)	(49,863)	11,653
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	12/20/2024	(1.000%	)	4.818%	$	(9,700,000)	Quarterly	1,455,185	1,099,456	355,729
General Electric Co. 2.700%, 10/09/2022	12/20/2024	(1.000%	)	2.166%		(200,000)	Quarterly	10,136	(383)	10,519
Glencore Finance Europe Ltd. 3.375%, 09/30/2020	12/20/2024	(5.000%	)	4.517%	EUR	(8,700,000)	Quarterly	(187,447)	(1,655,816)	1,468,369
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2024	(5.000%	)	5.138%	$	(11,850,000)	Quarterly	64,212	(1,004,812)	1,069,024
Halliburton Co. 8.750%, 02/15/2021	12/20/2024	(1.000%	)	3.401%		(11,200,000)	Quarterly	1,114,422	(30,581)	1,145,003
Hertz Corp. (The) 5.500%, 10/15/2024	12/20/2024	(5.000%	)	18.433%		(7,800,000)	Quarterly	2,599,963	993,750	1,606,213

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Host Hotels & Resorts L.P. 4.750%, 03/01/2023	12/20/2024	(1.000%	)	1.795%	$	(11,050,000)	Quarterly	$387,188	$(221,752)	$608,940
Howmet Aerospace, Inc. 5.125%, 10/01/2024	12/20/2024	(1.000%	)	3.393%		(3,500,000)	Quarterly	347,131	361,758	(14,627)
HSBC Holdings Plc 0.875%, 09/06/2024	12/20/2024	(1.000%	)	0.973%	EUR	(9,850,000)	Quarterly	(13,516)	(271,172)	257,656
Imperial Brands Finance Plc 1.375%, 01/27/2025	12/20/2024	(1.000%	)	0.991%		(10,100,000)	Quarterly	(4,494)	67,976	(72,470)
ING Groep N.V. 0.750%, 03/09/2022	12/20/2024	(1.000%	)	0.931%		(8,100,000)	Quarterly	(28,595)	(211,286)	182,691
International Lease Finance Corp. 8.250%, 12/15/2020	12/20/2024	(5.000%	)	3.715%	$	(4,650,000)	Quarterly	(244,612)	(228,089)	(16,523)
International Paper Co. 7.500%, 08/15/2021	12/20/2024	(1.000%	)	0.481%		(11,050,000)	Quarterly	(265,854)	(234,235)	(31,619)
ITV Plc 2.125%, 09/21/2022	12/20/2024	(5.000%	)	2.914%	EUR	(8,650,000)	Quarterly	(855,467)	(1,152,028)	296,561
KB Home 7.000%, 12/15/2021	12/20/2024	(5.000%	)	4.683%	$	(9,600,000)	Quarterly	(119,551)	323,325	(442,876)
Kinder Morgan, Inc. 3.050%, 12/01/2019	12/20/2024	(1.000%	)	1.599%		(150,000)	Quarterly	3,991	(2,381)	6,372
Kinder Morgan, Inc. 4.300%, 03/01/2028	12/20/2024	(1.000%	)	1.599%		(1,400,000)	Quarterly	37,251	90,150	(52,899)
Kohl’s Corp. 4.250%, 07/17/2025	12/20/2024	(1.000%	)	4.058%		(13,550,000)	Quarterly	1,675,040	274,172	1,400,868
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2024	(1.000%	)	0.775%	EUR	(4,500,000)	Quarterly	(52,101)	(32,982)	(19,119)
LafargeHolcim Ltd. 3.000%, 11/22/2022	12/20/2024	(1.000%	)	1.480%		(250,000)	Quarterly	6,011	(4,823)	10,834
Lennar Corp. 4.750%, 04/01/2021	12/20/2024	(5.000%	)	2.936%	$	(700,000)	Quarterly	(60,919)	(49,964)	(10,955)
Liberty Interactive LLC 8.500%, 07/15/2029	12/20/2024	(5.000%	)	6.124%		(4,900,000)	Quarterly	207,291	(898,098)	1,105,389
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021	12/20/2024	(1.000%	)	9.169%		(11,900,000)	Quarterly	3,263,893	633,984	2,629,909
Marks & Spencer Plc 3.000%, 12/08/2023	12/20/2024	(1.000%	)	4.360%	EUR	(15,450,000)	Quarterly	2,329,411	928,470	1,400,941
MBIA, Inc. 6.625%, 10/01/2028	12/20/2024	(5.000%	)	4.368%	$	(300,000)	Quarterly	(7,530)	(52,450)	44,920
McKesson Corp. 7.650%, 03/01/2027	12/20/2024	(1.000%	)	0.434%		(11,000,000)	Quarterly	(289,372)	(97,345)	(192,027)
Meritor, Inc. 6.250%, 02/15/2024	12/20/2024	(5.000%	)	3.309%		(8,400,000)	Quarterly	(590,290)	(1,267,586)	677,296
MetLife, Inc. 3.600%, 11/13/2025	12/20/2024	(1.000%	)	0.846%		(300,000)	Quarterly	(2,108)	(5,531)	3,423
METRO AG 1.375%, 10/28/2021	12/20/2024	(1.000%	)	2.995%	EUR	(10,500,000)	Quarterly	990,233	283,158	707,075
MGIC Investment Corp. 5.750%, 08/15/2023	6/20/2025	(5.000%	)	3.325%	$	(1,400,000)	Quarterly	(106,168)	(94,714)	(11,454)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2024	(1.000%	)	0.562%		(100,000)	Quarterly	(2,026)	(1,929)	(97)
National Grid Plc 4.375%, 03/10/2020	12/20/2024	(1.000%	)	0.342%	EUR	(200,000)	Quarterly	(6,900)	(5,639)	(1,261)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Naturgy Capital Markets S.A. 5.125%, 11/02/2021	12/20/2024	(1.000%	)	0.444%	EUR	(4,050,000)	Quarterly	$(117,540)	$(136,398)	$18,858
Next Group Plc 5.375%, 10/26/2021	12/20/2024	(1.000%	)	3.105%		(550,000)	Quarterly	54,495	(2,928)	57,423
Nokia Oyj 1.000%, 03/15/2021	12/20/2024	(5.000%	)	1.606%		(8,400,000)	Quarterly	(1,422,159)	(1,937,256)	515,097
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2024	(1.000%	)	4.525%	$	(15,900,000)	Quarterly	2,226,168	792,638	1,433,530
NRG Energy, Inc. 7.250%, 05/15/2026	12/20/2024	(5.000%	)	1.644%		(2,100,000)	Quarterly	(312,359)	(413,711)	101,352
Olin Corp. 5.500%, 08/15/2022	12/20/2024	(1.000%	)	3.792%		(11,700,000)	Quarterly	1,333,737	318,902	1,014,835
Omnicom Group, Inc. / Omnicom Capital, Inc. 4.450%, 08/15/2020	12/20/2024	(1.000%	)	0.467%		(8,650,000)	Quarterly	(213,862)	(245,570)	31,708
Ovintiv, Inc. 3.900%, 11/15/2021	12/20/2024	(1.000%	)	10.680%		(5,800,000)	Quarterly	1,789,245	—	1,789,245
PostNL N.V. 1.000%, 11/21/2024	12/20/2024	(1.000%	)	1.093%	EUR	(10,150,000)	Quarterly	47,921	(155,943)	203,864
Publicis Groupe S.A. 1.125%, 12/16/2021	12/20/2024	(1.000%	)	1.241%		(10,050,000)	Quarterly	122,481	(193,966)	316,447
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2024	(5.000%	)	2.265%	$	(4,450,000)	Quarterly	(526,635)	(389,952)	(136,683)
Radian Group, Inc. 4.500%, 10/01/2024	12/20/2024	(5.000%	)	3.228%		(5,550,000)	Quarterly	(409,852)	(911,740)	501,888
Renault S.A. 3.125%, 03/05/2021	12/20/2024	(1.000%	)	3.293%	EUR	(10,200,000)	Quarterly	1,092,949	(13,159)	1,106,108
Rolls-Royce Plc 2.125%, 06/18/2021	12/20/2024	(1.000%	)	4.204%		(10,050,000)	Quarterly	1,453,543	(46,434)	1,499,977
Royal Bank of Scotland Group Plc 2.000%, 03/04/2025	12/20/2024	(1.000%	)	1.291%		(4,850,000)	Quarterly	71,276	27,211	44,065
RR Donnelley & Sons Co. 7.875%, 03/15/2021	12/20/2024	(5.000%	)	9.668%	$	(5,400,000)	Quarterly	832,129	357,187	474,942
RR Donnelley & Sons Co. 7.875%, 03/15/2021	6/20/2025	(5.000%	)	9.838%		(5,500,000)	Quarterly	930,191	1,237,500	(307,309)
Ryder System, Inc. 3.875%, 12/01/2023	12/20/2024	(1.000%	)	1.469%		(11,100,000)	Quarterly	232,555	(68,303)	300,858
SES S.A. 4.750%, 03/11/2021	12/20/2024	(1.000%	)	1.389%	EUR	(6,100,000)	Quarterly	119,274	(20,457)	139,731
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2024	(1.000%	)	0.684%	$	(200,000)	Quarterly	(2,908)	(4,361)	1,453
Simon Property Group L.P. 4.375%, 03/01/2021	12/20/2024	(1.000%	)	2.479%		(10,900,000)	Quarterly	691,890	(251,063)	942,953
Solvay S.A. 1.625%, 12/02/2022	12/20/2024	(1.000%	)	0.914%	EUR	(4,300,000)	Quarterly	(19,005)	(141,015)	122,010
Springleaf Finance Corp. 7.750%, 10/01/2021	12/20/2024	(5.000%	)	6.771%	$	(1,600,000)	Quarterly	103,693	(278,398)	382,091
SSE Plc 5.875%, 09/22/2022	12/20/2024	(1.000%	)	0.571%	EUR	(400,000)	Quarterly	(8,915)	(9,603)	688
Standard Chartered Plc 2.250%, 04/17/2020	12/20/2024	(1.000%	)	1.071%		(4,300,000)	Quarterly	15,586	(108,767)	124,353

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2024	(5.000%	)	2.641%	$	(9,500,000)	Quarterly	$(955,540)	$(1,645,759)	$690,219
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2024	(1.000%	)	2.643%	EUR	(250,000)	Quarterly	19,676	8,342	11,334
Telefonica Emisiones S.A. 1.528%, 01/17/2025	6/20/2025	(1.000%	)	1.159%		(2,050,000)	Quarterly	18,224	21,746	(3,522)
Telenor ASA 2.625%, 12/06/2024	12/20/2024	(1.000%	)	0.320%		(9,650,000)	Quarterly	(344,305)	(416,563)	72,258
Tesco Plc 6.125%, 02/24/2022	12/20/2024	(1.000%	)	0.993%		(250,000)	Quarterly	(85)	(417)	332
thyssenkrupp AG 2.500%, 02/25/2025	12/20/2024	(1.000%	)	5.312%		(10,550,000)	Quarterly	1,969,821	692,232	1,277,589
Toll Brothers Finance Corp. 4.375%, 04/15/2023	12/20/2024	(1.000%	)	3.052%	$	(7,300,000)	Quarterly	629,208	417,632	211,576
UBS Group AG 3.491%, 05/23/2023	12/20/2024	(1.000%	)	0.929%	EUR	(4,500,000)	Quarterly	(16,455)	(139,268)	122,813
United Rentals North America, Inc. 5.500%, 07/15/2025	12/20/2024	(5.000%	)	2.674%	$	(6,350,000)	Quarterly	(629,109)	(1,148,324)	519,215
United States Steel Corp. 6.650%, 06/01/2037	12/20/2024	(5.000%	)	13.231%		(10,950,000)	Quarterly	2,637,296	625,063	2,012,233
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2024	(1.000%	)	1.122%		(200,000)	Quarterly	1,104	(5,676)	6,780
Vodafone Group Plc 1.000%, 09/11/2020	12/20/2024	(1.000%	)	0.769%	EUR	(5,850,000)	Quarterly	(69,735)	(131,460)	61,725
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2024	(1.000%	)	2.107%		(800,000)	Quarterly	43,336	(5,529)	48,865
Williams Cos, Inc. (The) 4.550%, 06/24/2024	12/20/2024	(1.000%	)	2.688%	$	(11,050,000)	Quarterly	794,293	(128,448)	922,741

Total Buy Protection								$35,155,990	$(24,162,303)	$59,318,293

Sell Protection
Accor S.A. 2.625%, 02/05/2021	12/20/2024	1.000%		3.240%	EUR	10,050,000	Quarterly	$(1,054,248)	$140,134	$(1,194,382)
Aegon N.V. 6.125%, 12/15/2031	12/20/2024	1.000%		1.345%		1,800,000	Quarterly	(31,325)	(36,225)	4,900
AES Corp. 4.875%, 05/15/2023	12/20/2024	5.000%		2.041%	$	6,250,000	Quarterly	807,177	1,311,626	(504,449)
Akzo Nobel N.V. 1.750%, 11/07/2024	12/20/2024	1.000%		0.524%	EUR	9,800,000	Quarterly	243,003	393,748	(150,745)
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	12/20/2024	5.000%		9.154%	$	800,000	Quarterly	(111,663)	65,438	(177,101)
American International Group, Inc. 6.250%, 05/01/2036	12/20/2024	1.000%		0.932%		11,100,000	Quarterly	34,258	127,367	(93,109)
Amgen, Inc. 3.625%, 05/22/2024	12/20/2024	1.000%		0.483%		10,950,000	Quarterly	262,636	334,230	(71,594)
Anglo American Capital Plc 4.125%, 04/15/2021	12/20/2024	5.000%		2.337%	EUR	8,350,000	Quarterly	1,078,323	1,791,934	(713,611)
Anheuser-Busch InBev S.A. 4.000%, 06/02/2021	12/20/2024	1.000%		1.464%		2,150,000	Quarterly	(49,999)	(73,267)	23,268

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2024	1.000%	1.409%	EUR	10,100,000	Quarterly	$(207,531)	$163,925	$(371,456)
AT&T, Inc. 2.450%, 06/30/2020	12/20/2024	1.000%	2.100%	$	11,250,000	Quarterly	(539,159)	58,611	(597,770)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	12/20/2024	5.000%	9.311%		10,150,000	Quarterly	(1,462,463)	1,139,345	(2,601,808)
Avnet, Inc. 4.875%, 12/01/2022	12/20/2024	1.000%	0.685%		2,600,000	Quarterly	37,690	23,234	14,456
Bank of America Corp. 2.369%, 07/21/2021	12/20/2024	1.000%	1.002%		4,750,000	Quarterly	(431)	(8,118)	7,687
Barrick Gold Corp. 5.800%, 11/15/2034	12/20/2024	1.000%	0.394%		12,600,000	Quarterly	355,575	332,685	22,890
BAT International Finance Plc 2.375%, 01/19/2023	12/20/2024	1.000%	0.914%	EUR	7,850,000	Quarterly	34,582	170,977	(136,395)
Bayer AG 1.875%, 01/25/2021	12/20/2024	1.000%	0.935%		3,900,000	Quarterly	13,053	102,580	(89,527)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2024	5.000%	7.427%	$	10,300,000	Quarterly	(892,311)	927,772	(1,820,083)
Berkshire Hathaway, Inc. 2.750%, 03/15/2023	12/20/2024	1.000%	0.258%		10,850,000	Quarterly	376,971	266,348	110,623
Best Buy Co., Inc. 5.500%, 03/15/2021	12/20/2024	5.000%	1.318%		4,650,000	Quarterly	768,781	763,306	5,475
Boeing Co. (The) 8.750%, 08/15/2021	12/20/2024	1.000%	4.416%		3,300,000	Quarterly	(449,589)	(516,050)	66,461
Campbell Soup Co. 4.250%, 04/15/2021	12/20/2024	1.000%	0.350%		11,100,000	Quarterly	336,235	232,476	103,759
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	12/20/2024	1.000%	3.202%		2,950,000	Quarterly	(271,287)	42,548	(313,835)
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	6/20/2025	1.000%	3.375%		1,750,000	Quarterly	(187,798)	(178,884)	(8,914)
Cardinal Health, Inc. 4.625%, 12/15/2020	12/20/2024	1.000%	0.527%		11,150,000	Quarterly	244,379	(31,009)	275,388
Carnival Corp. 6.650%, 01/15/2028	12/20/2024	1.000%	7.122%		12,250,000	Quarterly	(2,852,986)	(2,094,107)	(758,879)
Carrefour S.A. 1.250%, 06/03/2025	12/20/2024	1.000%	0.977%	EUR	4,000,000	Quarterly	4,763	76,206	(71,443)
CDX North America High Yield Index Series 33 5.000%, 12/20/2024	12/20/2024	5.000%	6.687%	$	17,640,000	Quarterly	(1,075,485)	(230,730)	(844,755)
CDX North America HIgh Yield Index Series 34 5.000%, 06/20/2025	6/20/2025	5.000%	6.558%		99,820,000	Quarterly	(6,218,591)	(5,190,640)	(1,027,951)
CDX North America Investment Grade Index Series 33 1.000%, 12/20/2024	12/20/2024	1.000%	1.078%		80,000,000	Quarterly	(287,254)	(542,059)	254,805
Centrica Plc 6.375%, 03/10/2022	12/20/2024	1.000%	1.581%	EUR	500,000	Quarterly	(14,495)	456	(14,951)
CenturyLink, Inc. 7.500%, 04/01/2024	12/20/2024	1.000%	3.243%	$	2,200,000	Quarterly	(205,747)	(326,219)	120,472

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
CHS/Community Health Systems, Inc. 6.875%, 02/01/2022	12/20/2024	5.000%	24.282%	$	2,850,000	Quarterly	$(1,148,438)	$(672,500)	$(475,938)
Citigroup, Inc. 2.876%, 07/24/2023	12/20/2024	1.000%	1.088%		4,400,000	Quarterly	(17,495)	118,811	(136,306)
Clariant AG 1.125%, 04/15/2026	12/20/2024	1.000%	0.942%	EUR	6,350,000	Quarterly	18,855	146,877	(128,022)
CNH Industrial Finance Europe S.A. 2.875%, 05/17/2023	12/20/2024	5.000%	2.059%		10,900,000	Quarterly	1,571,430	2,525,487	(954,057)
Commerzbank AG 4.000%, 09/16/2020	12/20/2024	1.000%	1.472%		150,000	Quarterly	(3,550)	2,184	(5,734)
Continental AG 3.125%, 09/09/2020	12/20/2024	1.000%	1.974%		1,800,000	Quarterly	(86,167)	35,412	(121,579)
CVS Health Corp. 2.125%, 06/01/2021	12/20/2024	1.000%	0.757%	$	11,000,000	Quarterly	122,811	153,008	(30,197)
Deutsche Bank AG 0.031%, 12/07/2020	12/20/2024	1.000%	2.768%	EUR	10,250,000	Quarterly	(864,006)	(24,977)	(839,029)
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2024	1.000%	4.278%	$	150,000	Quarterly	(19,716)	1,328	(21,044)
DISH DBS Corp. 6.750%, 06/01/2021	12/20/2024	5.000%	4.744%		10,900,000	Quarterly	109,396	168,886	(59,490)
Domtar Corp. 4.400%, 04/01/2022	12/20/2024	1.000%	0.806%		150,000	Quarterly	1,329	1,544	(215)
Dow Chemical Co. (The) 7.375%, 11/01/2029	12/20/2024	1.000%	1.625%		2,050,000	Quarterly	(56,822)	(104,588)	47,766
DR Horton, Inc. 4.750%, 02/15/2023	12/20/2024	1.000%	0.905%		11,000,000	Quarterly	47,392	274,212	(226,820)
Eastman Chemical Co. 7.600%, 02/01/2027	12/20/2024	1.000%	1.028%		5,600,000	Quarterly	(7,026)	114,708	(121,734)
Electricite de France S.A. 5.625%, 02/21/2033	12/20/2024	1.000%	0.575%	EUR	12,100,000	Quarterly	267,447	380,924	(113,477)
Electrolux AB 1.103%, 03/27/2024	12/20/2024	1.000%	0.337%		100,000	Quarterly	3,477	4,511	(1,034)
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2024	1.000%	3.146%	$	11,100,000	Quarterly	(996,966)	133,849	(1,130,815)
Enel SpA 5.250%, 05/20/2024	12/20/2024	1.000%	0.858%	EUR	10,100,000	Quarterly	73,775	231,710	(157,935)
Eni SpA 2.625%, 11/22/2021	6/20/2025	1.000%	1.590%		2,050,000	Quarterly	(66,318)	(61,974)	(4,344)
Experian Finance Plc 3.500%, 10/15/2021	12/20/2024	1.000%	0.429%		8,100,000	Quarterly	241,777	319,927	(78,150)
FirstEnergy Corp. 7.375%, 11/15/2031	12/20/2024	1.000%	0.354%	$	10,800,000	Quarterly	325,354	331,370	(6,016)
Ford Motor Co. 4.346%, 12/08/2026	12/20/2024	5.000%	9.560%		9,800,000	Quarterly	(1,480,869)	1,456,540	(2,937,409)
Fortum Oyj 2.250%, 09/06/2022	12/20/2024	1.000%	0.827%	EUR	4,300,000	Quarterly	38,210	112,388	(74,178)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	12/20/2024	1.000%	4.818%	$	9,700,000	Quarterly	(1,455,185)	(303,715)	(1,151,470)
General Electric Co. 2.700%, 10/09/2022	12/20/2024	1.000%	2.166%		11,300,000	Quarterly	(572,691)	(147,417)	(425,274)
General Motors Co. 4.875%, 10/02/2023	6/20/2025	5.000%	4.650%		2,000,000	Quarterly	29,996	60,892	(30,896)
Glencore Finance Europe Ltd. 3.375%, 09/30/2020	12/20/2024	5.000%	4.517%	EUR	200,000	Quarterly	4,309	38,213	(33,904)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	12/20/2024	1.000%	1.211%	$	4,450,000	Quarterly	$(42,246)	$106,816	$(149,062)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	6/20/2025	1.000%	1.244%		5,900,000	Quarterly	(71,134)	(228,124)	156,990
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2024	5.000%	5.138%		2,200,000	Quarterly	(11,922)	286,672	(298,594)
Halliburton Co. 8.750%, 02/15/2021	12/20/2024	1.000%	3.401%		1,600,000	Quarterly	(159,203)	25,253	(184,456)
Hertz Corp. (The) 5.500%, 10/15/2024	12/20/2024	5.000%	18.433%		10,000,000	Quarterly	(3,333,284)	894,021	(4,227,305)
Host Hotels & Resorts L.P. 4.750%, 03/01/2023	12/20/2024	1.000%	1.795%		3,850,000	Quarterly	(134,903)	(413,573)	278,670
Howmet Aerospace, Inc. 5.125%, 10/01/2024	12/20/2024	1.000%	3.393%		8,400,000	Quarterly	(833,117)	(7,798)	(825,319)
Iberdrola International B.V. 2.875%, 11/11/2020	12/20/2024	1.000%	0.350%	EUR	1,800,000	Quarterly	61,383	68,615	(7,232)
Imperial Brands Finance Plc 1.375%, 01/27/2025	12/20/2024	1.000%	0.991%		2,150,000	Quarterly	957	29,579	(28,622)
International Lease Finance Corp. 8.250%, 12/15/2020	12/20/2024	5.000%	3.715%	$	9,100,000	Quarterly	478,702	1,936,243	(1,457,541)
International Paper Co. 7.500%, 08/15/2021	12/20/2024	1.000%	0.481%		3,100,000	Quarterly	74,583	89,466	(14,883)
Intesa Sanpaolo SpA 1.750%, 03/20/2028	12/20/2024	1.000%	1.634%	EUR	10,000,000	Quarterly	(315,847)	53,083	(368,930)
ITV Plc 2.125%, 09/21/2022	12/20/2024	5.000%	2.914%		8,650,000	Quarterly	855,468	1,773,467	(917,999)
KB Home 7.000%, 12/15/2021	12/20/2024	5.000%	4.683%	$	9,600,000	Quarterly	119,549	1,705,331	(1,585,782)
Kinder Morgan, Inc. 3.050%, 12/01/2019	12/20/2024	1.000%	1.599%		11,100,000	Quarterly	(295,343)	166,001	(461,344)
Kohl’s Corp. 4.250%, 07/17/2025	12/20/2024	1.000%	4.058%		2,200,000	Quarterly	(271,963)	(34,245)	(237,718)
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2024	1.000%	0.775%	EUR	12,950,000	Quarterly	149,935	67,475	82,460
LafargeHolcim Ltd. 3.000%, 11/22/2022	12/20/2024	1.000%	1.480%		10,050,000	Quarterly	(241,653)	195,752	(437,405)
Lennar Corp. 4.750%, 04/01/2021	12/20/2024	5.000%	2.936%	$	9,300,000	Quarterly	809,344	1,907,856	(1,098,512)
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021	12/20/2024	1.000%	9.169%		350,000	Quarterly	(95,996)	(14,767)	(81,229)
Marks & Spencer Plc 3.000%, 12/08/2023	12/20/2024	1.000%	4.360%	EUR	5,000,000	Quarterly	(753,854)	(173,037)	(580,817)
Marriott International, Inc. 2.300%, 01/15/2022	12/20/2024	1.000%	2.357%	$	3,800,000	Quarterly	(222,466)	112,906	(335,372)
MBIA, Inc. 6.625%, 10/01/2028	12/20/2024	5.000%	4.368%		9,900,000	Quarterly	248,490	1,571,517	(1,323,027)
McDonald’s Corp. 2.750%, 12/09/2020	6/20/2025	1.000%	0.521%		4,350,000	Quarterly	106,276	115,785	(9,509)
Meritor, Inc. 6.250%, 02/15/2024	12/20/2024	5.000%	3.309%		5,150,000	Quarterly	361,905	884,039	(522,134)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2024	1.000%	0.846%	$	11,250,000	Quarterly	$79,065	$174,059	$(94,994)
METRO AG 1.375%, 10/28/2021	12/20/2024	1.000%	2.995%	EUR	350,000	Quarterly	(33,008)	(6,298)	(26,710)
Mondelez International, Inc. 4.000%, 02/01/2024	12/20/2024	1.000%	0.322%	$	10,900,000	Quarterly	345,030	369,368	(24,338)
Morgan Stanley 3.750%, 02/25/2023	12/20/2024	1.000%	1.240%		4,450,000	Quarterly	(48,117)	111,095	(159,212)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2024	1.000%	0.562%		11,050,000	Quarterly	223,966	217,904	6,062
National Grid Plc 4.375%, 03/10/2020	12/20/2024	1.000%	0.342%	EUR	9,900,000	Quarterly	341,530	257,856	83,674
Next Group Plc 5.375%, 10/26/2021	12/20/2024	1.000%	3.105%		10,550,000	Quarterly	(1,045,325)	(64,493)	(980,832)
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2024	1.000%	4.525%	$	6,700,000	Quarterly	(938,070)	(250,903)	(687,167)
Olin Corp. 5.500%, 08/15/2022	12/20/2024	1.000%	3.792%		1,250,000	Quarterly	(142,493)	(153,816)	11,323
Ovintiv, Inc. 3.900%, 11/15/2021	12/20/2024	1.000%	10.680%		2,500,000	Quarterly	(771,228)	(706,423)	(64,805)
Pearson Funding Plc 1.375%, 05/06/2025	6/20/2025	1.000%	1.205%	EUR	2,050,000	Quarterly	(23,455)	(17,198)	(6,257)
PostNL N.V. 1.000%, 11/21/2024	12/20/2024	1.000%	1.093%		250,000	Quarterly	(1,181)	5,065	(6,246)
Publicis Groupe S.A. 1.125%, 12/16/2021	12/20/2024	1.000%	1.241%		1,900,000	Quarterly	(23,156)	38,509	(61,665)
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2024	5.000%	2.265%	$	9,350,000	Quarterly	1,106,527	1,861,705	(755,178)
Radian Group, Inc. 4.500%, 10/01/2024	12/20/2024	5.000%	3.228%		9,400,000	Quarterly	694,162	1,729,115	(1,034,953)
Rite Aid Corp. 7.700%, 02/15/2027	12/20/2024	5.000%	11.341%		4,550,000	Quarterly	(898,128)	(740,500)	(157,628)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	12/20/2024	5.000%	9.668%		5,400,000	Quarterly	(832,129)	(1,080,000)	247,871
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2024	1.000%	0.684%		11,150,000	Quarterly	162,144	162,039	105
Societe Generale S.A. 3.250%, 01/12/2022	12/20/2024	1.000%	1.144%	EUR	1,650,000	Quarterly	(12,092)	45,336	(57,428)
Solvay S.A. 1.625%, 12/02/2022	12/20/2024	1.000%	0.914%		4,300,000	Quarterly	19,004	(41,889)	60,893
Springleaf Finance Corp. 7.750%, 10/01/2021	12/20/2024	5.000%	6.771%	$	9,650,000	Quarterly	(625,397)	1,559,020	(2,184,417)
SSE Plc 5.875%, 09/22/2022	12/20/2024	1.000%	0.571%	EUR	10,100,000	Quarterly	225,080	185,188	39,892
Sudzucker International Finance B.V. 1.250%, 11/29/2023	12/20/2024	1.000%	1.643%		9,850,000	Quarterly	(315,653)	105,781	(421,434)
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2024	5.000%	2.641%	$	4,350,000	Quarterly	437,536	258,327	179,209
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2024	1.000%	2.643%	EUR	10,650,000	Quarterly	(838,158)	(467,251)	(370,907)
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	6/20/2025	1.000%	1.323%		4,350,000	Quarterly	(77,987)	(121,347)	43,360
Telenor ASA 2.625%, 12/06/2024	12/20/2024	1.000%	0.320%		3,900,000	Quarterly	139,149	103,784	35,365

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Tesco Plc 6.125%, 02/24/2022	12/20/2024	1.000%	0.993%	EUR	10,250,000	Quarterly	$3,487	$(77,619)	$81,106
Toll Brothers Finance Corp. 4.375%, 04/15/2023	12/20/2024	1.000%	3.052%	$	11,100,000	Quarterly	(956,740)	82,520	(1,039,260)
Total Capital S.A. 3.125%, 09/16/2022	6/20/2025	1.000%	1.178%	EUR	2,050,000	Quarterly	(20,405)	(17,198)	(3,207)
United Rentals North America, Inc. 5.500%, 07/15/2025	12/20/2024	5.000%	2.674%	$	2,200,000	Quarterly	217,959	443,072	(225,113)
United States Steel Corp. 6.650%, 06/01/2037	12/20/2024	5.000%	13.231%		4,800,000	Quarterly	(1,156,075)	(1,078,313)	(77,762)
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2024	1.000%	1.122%		11,050,000	Quarterly	(61,008)	265,595	(326,603)
Vinci S.A. 0.189%, 11/17/2021	6/20/2025	1.000%	0.658%	EUR	2,150,000	Quarterly	42,026	3,557	38,469
Vivendi S.A. 0.750%, 05/26/2021	12/20/2024	1.000%	0.451%		8,400,000	Quarterly	241,016	293,935	(52,919)
Vodafone Group Plc 1.000%, 09/11/2020	12/20/2024	1.000%	0.769%		15,800,000	Quarterly	188,343	358,255	(169,912)
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2024	1.000%	2.107%		10,950,000	Quarterly	(593,180)	88,777	(681,957)
Wendel SE 2.750%, 10/02/2024	12/20/2024	5.000%	1.267%		8,450,000	Quarterly	1,594,692	2,080,491	(485,799)
Williams Cos, Inc. (The) 4.550%, 06/24/2024	12/20/2024	1.000%	2.688%	$	11,050,000	Quarterly	(794,292)	(958,888)	164,596

Total Sell Protection							$(22,897,527)	$20,671,798	$(43,569,325)

Total							$12,258,463	$(3,490,505)	$15,748,968

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 33, CDX North America High Yield Index Series 34, and CDX North America Investment Grade Index Series 33.

(4)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(1)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Enel SpA 5.250%, 05/20/2024	12/20/2023	Morgan Stanley & Co.	(1.000%)	0.682%	EUR (1,660,000)	Quarterly	$(21,786)	$11,425	$(33,211)

Total Buy Protection							$(21,786)	$11,425	$(33,211)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (Continued)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection
ADLER Real Estate AG 1.500%, 12/06/2021	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	4.309%	EUR	4,300,000	Quarterly	$133,424	$802,092	$(668,668)
Altice Finco S.A. 9.000%, 06/15/2023	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	4.836%		9,100,000	Quarterly	64,468	889,240	(824,772)
EDP Finance B.V. 1.875%, 09/29/2023	12/20/2024	JPMorgan Chase Bank N.A.	1.000%	0.705%		10,100,000	Quarterly	153,799	205,068	(51,269)
Elis S.A. 1.750%, 04/11/2024	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	4.824%		5,150,000	Quarterly	39,703	1,118,256	(1,078,553)
Hapag-Lloyd AG 5.125%, 07/15/2024	6/20/2025	JPMorgan Chase Bank N.A.	5.000%	6.264%		4,600,000	Quarterly	(262,408)	(304,055)	41,647
Netflix, Inc. 4.875%, 06/15/2030	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	1.451%	$	5,450,000	Quarterly	863,843	992,646	(128,803)
Netflix, Inc. 5.375%, 02/01/2021	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	1.451%		2,250,000	Quarterly	356,633	366,857	(10,224)
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021	12/20/2024	JPMorgan Chase Bank N.A.	1.000%	4.428%		6,350,000	Quarterly	(867,940)	(621,250)	(246,690)
CDX Emerging Markets Index Series 33 1.000%, 06/20/2025	6/20/2025	Morgan Stanley & Co.	1.000%	3.438%		2,850,000	Quarterly	(322,235)	(283,575)	(38,660)

Total Sell Protection								$159,287	$3,165,279	$(3,005,992)

Total								$137,501	$3,176,704	$(3,039,203)

(1)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
iBoxx USD Liquid High Yield Index USD	6/20/2020	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR + 0.000%	$140,000,000	Quarterly	$(9,309,087)	$—	$(9,309,087)
Cypress Semiconductor Corp. USD	2/28/2021	Morgan Stanley & Co.	Receives	1 Month USD LIBOR - 0.400%	5,721,888	Monthly	—	—	—
ForeScout Technologies, Inc. USD	2/28/2021	Morgan Stanley & Co.	Pays	1 Month USD LIBOR - 0.400%	(7,301,460)	Monthly	—	—	—
Taubman Centers, Inc. USD	2/28/2021	Morgan Stanley & Co.	Pays	1 Month USD LIBOR - 0.400%	(8,374,995)	Monthly	—	—	—
WABCO Holdings, Inc. USD	2/28/2021	Morgan Stanley & Co.	Pays	1 Month USD LIBOR - 0.400%	$(28,980,785)	Monthly	—	—	—

Total							$(9,309,087)	$—	$(9,309,087)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Allstate Corp. (The)	Morgan Stanley & Co.	$125.00	4/17/2020	(1)	$(9,173)	$(57)	$(147)	$90
Amgen, Inc.	Morgan Stanley & Co.	230.00	4/17/2020	(1)	(20,273)	(34)	(262)	228
Applied Materials, Inc.	Morgan Stanley & Co.	70.00	4/17/2020	(3)	(13,746)	(3)	(251)	248
AT&T, Inc.	Morgan Stanley & Co.	39.00	4/17/2020	(9)	(26,235)	(18)	(582)	564
Bristol-myers Squibb Co.	Morgan Stanley & Co.	67.50	4/17/2020	(8)	(44,592)	(8)	(709)	701
Broadcom, Inc.	Morgan Stanley & Co.	330.00	4/17/2020	(1)	(23,710)	(2)	(271)	269
Citigroup, Inc.	Morgan Stanley & Co.	80.00	4/17/2020	(3)	(12,636)	(18)	(203)	185
Comcast Corp.	Morgan Stanley & Co.	47.50	4/17/2020	(8)	(27,504)	(8)	(358)	350
Eaton Corp. Plc	Morgan Stanley & Co.	110.00	4/17/2020	(3)	(23,307)	(30)	(185)	155
Fidelity National Information	Morgan Stanley & Co.	160.00	4/17/2020	(1)	(12,164)	(100)	(190)	90
Garmin Ltd.	Morgan Stanley & Co.	105.00	4/17/2020	(3)	(22,488)	(15)	(122)	107
Home Depot, Inc. (The)	Morgan Stanley & Co.	260.00	4/17/2020	(1)	(18,671)	(12)	(188)	176
Intel Corp.	Morgan Stanley & Co.	67.50	4/17/2020	(5)	(27,060)	(20)	(413)	393
Interpublic Group of Cos. Inc. (The)	Morgan Stanley & Co.	25.00	4/17/2020	(2)	(3,238)	(20)	(59)	39
Iron Mountain, Inc.	Morgan Stanley & Co.	35.00	4/17/2020	(7)	(16,660)	(17)	(208)	191
Johnson & Johnson	Morgan Stanley & Co.	150.00	4/17/2020	(1)	(13,113)	(41)	(287)	246
Johnson Controls International	Morgan Stanley & Co.	44.00	4/17/2020	(6)	(16,176)	(72)	(208)	136
Mcdonald’s Corp.	Morgan Stanley & Co.	220.00	4/17/2020	(1)	(16,535)	(3)	(248)	245
Metlife, Inc.	Morgan Stanley & Co.	52.50	4/17/2020	(8)	(24,456)	(40)	(390)	350
Microsoft Corp.	Morgan Stanley & Co.	190.00	4/17/2020	(1)	(15,771)	(17)	(192)	175
NVIDIA Corp.	Morgan Stanley & Co.	330.00	4/17/2020	(1)	(26,360)	(23)	(329)	306
Omnicom Group, Inc.	Morgan Stanley & Co.	80.00	4/17/2020	(4)	(21,960)	(60)	(315)	255
Oracle Corp.	Morgan Stanley & Co.	57.50	4/17/2020	(6)	(28,998)	(66)	(294)	228
Qualcomm, Inc.	Morgan Stanley & Co.	95.00	4/17/2020	(4)	(27,060)	(16)	(327)	311
T Rowe Price Group, Inc.	Morgan Stanley & Co.	140.00	4/17/2020	(1)	(9,765)	(38)	(158)	120
Target Corp.	Morgan Stanley & Co.	125.00	4/17/2020	(3)	(27,891)	(3)	(494)	491
Texas Instruments, Inc.	Morgan Stanley & Co.	135.00	4/17/2020	(1)	(9,993)	(1)	(97)	96
Verizon Communications, Inc.	Morgan Stanley & Co.	60.00	4/17/2020	(3)	(16,119)	(21)	(215)	194

Total Written Options						$(763)	$(7,702)	$6,939

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 8.8%
Energy: 0.9%
31,777	Energy Transfer L.P.	$146,174
20,187	Enterprise Products Partners L.P.	288,674
7,165	Kinder Morgan, Inc.	99,737
14,532	Williams Cos., Inc. (The)	205,628

		740,213

Financials: 7.9%
52,470	Ares Capital Corp.	565,627
76,549	Barings BDC, Inc.	572,586
58,290	BlackRock Capital Investment Corp.	128,238
43,711	Capital Southwest Corp.	499,180
11,904	Crescent Capital BDC, Inc.	114,874
11,300	Ellington Financial, Inc.	64,523
27,078	Ellington Residential Mortgage REIT	143,513
84,408	FS KKR Capital Corp.	253,224
50,153	Golub Capital BDC, Inc.	629,922
37,400	Granite Point Mortgage Trust, Inc.	189,618
22,408	KKR Real Estate Finance Trust, Inc.	336,344
46,628	New Residential Investment Corp.	233,606
24,258	Nexpoint Real Estate Finance, Inc.	234,090
79,569	Oaktree Specialty Lending Corp.	257,804
44,401	Oaktree Strategic Income Corp.	245,981
25,119	Ready Capital Corp.	181,359
43,347	Solar Capital Ltd.	504,559
35,855	TPG RE Finance Trust, Inc.	196,844
66,673	TriplePoint Venture Growth BDC Corp. - Class B	382,703
23,437	Two Harbors Investment Corp.	89,295
54,892	WhiteHorse Finance, Inc.	388,635

		6,212,525

TOTAL COMMON STOCKS (Cost $10,724,465)		6,952,738

PREFERRED STOCKS: 1.2%
Energy: 0.0%
	NuStar Energy L.P.
3,000	7.625%, 06/15/2022(a)(b)	29,100

Financials: 1.2%
	AG Mortgage Investment Trust, Inc.
2,350	8.000%, 09/17/2024(a)(b)	13,559
	AmTrust Financial Services, Inc.
31	7.250%, 04/30/2020(b)	482
	AmTrust Financial Services, Inc.
14	7.625%, 04/30/2020(b)	215
	AmTrust Financial Services, Inc.
118	7.750%, 03/15/2021(b)	1,835
	ARMOUR Residential REIT, Inc.
6,000	7.000%, 01/28/2025(b)	98,400
	Chimera Investment Corp.
4,000	8.000%, 03/30/2024(a)(b)	59,560
	Chimera Investment Corp.
7,570	7.750%, 09/30/2025(a)(b)	112,036

Shares		Value
Financials (continued)
	Investcorp Credit Management BDC, Inc.
5,650	6.125%, 07/01/2023	$88,422
	New Residential Investment Corp.
4,075	7.125%, 08/15/2024(a)(b)	55,624
	New Residential Investment Corp.
3,975	7.500%, 08/15/2024(a)(b)	60,142
	Trinity Capital, Inc.
17,000	7.000%, 01/16/2023(c)	444,125

		934,400

TOTAL PREFERRED STOCKS (Cost $1,332,704)		963,500

CLOSED-END FUNDS: 0.4%
1,816	Ares Dynamic Credit Allocation Fund, Inc.	19,595
12,892	BlackRock Corporate High Yield Fund, Inc.	113,449
4,345	BlackRock Credit Allocation Income Trust	50,663
677	BlackRock Debt Strategies Fund, Inc.	5,721
3,923	Blackstone / GSO Strategic Credit Fund	40,838
1,296	Eaton Vance Ltd. Duration Income Fund	13,699
2,875	Guggenheim Strategic Opportunities Fund	43,844

TOTAL CLOSED-END FUNDS (Cost $264,350)		287,809

EXCHANGE-TRADED FUND: 1.0%
9,860	iShares iBoxx High Yield Corporate Bond ETF	759,910

TOTAL EXCHANGE-TRADED FUND (Cost $684,043)		759,910

Principal Amount^
ASSET-BACKED SECURITIES: 26.7%
	AASET Trust
$223,659	Series 2019-1-B 4.948%, 05/15/2039(c)	156,658
241,088	Series 2019-2-B 4.458%, 10/16/2039(c)	162,611
244,877	Series 2020-1A-B 4.335%, 01/16/2040(c)	162,350
	AASET US Ltd.
219,224	Series 2018-2A-A 4.454%, 11/18/2038(c)	175,348
	Adams Outdoor Advertising L.P.
390,938	Series 2018-1-A 4.810%, 11/15/2048(c)	393,700
	AIM Aviation Finance Ltd.
160,506	Series 2015-1A-A1 4.213%, 02/15/2040(c)(d)	139,684
158,213	Series 2015-1A-B1 5.072%, 02/15/2040(c)(d)	129,691
	Atlas Senior Loan Fund Ltd.
350,000	Series 2018-9A-C 3.619%, 04/20/2028(c)(e) 3 mo. USD LIBOR + 1.800%	310,918

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Bain Capital Credit CLO Ltd.
$250,000	Series 2016-2A-CR 4.381%, 01/15/2029(c)(e) 3 mo. USD LIBOR + 2.550%	$224,782
	Capital Automotive LLC
330,214	Series 2017-1A-A1 3.870%, 04/15/2047(c)	297,634
	CARS-DB4 L.P.
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(c)	200,707
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(c)	84,423
	Castlelake Aircraft Securitization Trust
325,013	Series 2017-1A 3.967%, 07/15/2042	246,876
206,363	Series 2018-1-A 4.125%, 06/15/2043(c)	151,266
	CFG Investments Ltd.
400,000	Series 2019-1-B 7.620%, 08/15/2029(c)	252,024
	Colombia Cent CLO 27 Ltd.
200,000	Series 2018-27A-X 2.494%, 10/25/2028(c)(e) 3 mo. USD LIBOR + 0.700%	200,005
	Drug Royalty III L.P.
360,912	Series 2018-1A-A1 3.431%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 1.600%	349,763
	Elm Trust
300,000	Series 2018-2A-A2 4.605%, 10/20/2027(c)	299,253
100,000	Series 2018-2A-B 5.584%, 10/20/2027(c)	100,631
	Falcon Aerospace Ltd.
369,390	Series 2017-1-B 6.300%, 02/15/2042(c)	276,498
	FREED ABS Trust
400,000	Series 2018-2-B 4.610%, 10/20/2025(c)	374,023
	Global SC Finance II SRL
260,000	Series 2014-1A-A1 3.190%, 07/17/2029(c)	245,430
	GoldentTree Loan Management US CLO 1 Ltd.
250,000	Series 2017-1A-CR 3.496%, 04/20/2029(c)(e) 3 mo. USD LIBOR + 1.850%	225,913
	GPMT Ltd.
500,000	Series 2019-FL2-A 2.005%, 02/22/2036(c)(e) 1 mo. USD LIBOR + 1.300%	459,003
	GSAMP Trust
281,411	Series 2007-NC1-A1 1.077%, 12/25/2046(e) 1 mo. USD LIBOR + 0.130%	153,098
	Hercules Capital Funding Trust
400,000	Series 2018-1A-A 4.605%, 11/22/2027(c)	398,740
100,000	Series 2019-1A-A 4.703%, 02/20/2028(c)	99,754

Principal Amount^		Value
	Highbridge Loan Management Ltd.
$500,000	Series 7A-2015-BR 2.872%, 03/15/2027(c)(e) 3 mo. USD LIBOR + 1.180%	$470,395
	Hull Street CLO Ltd.
300,000	Series 2014-1A-CR 4.527%, 10/18/2026(c)(e) 3 mo. USD LIBOR + 2.700%	283,735
	InSite Issuer LLC
480,000	Series 2018-1A-C 6.115%, 12/15/2048(c)	404,954
	KREF Ltd.
400,000	Series 2018-FL1-A 1.900%, 06/15/2036(c)(e) 1 mo. USD LIBOR + 1.100%	373,366
	Legacy Mortgage Asset Trust
232,312	Series 2019-GS5-A1 3.200%, 05/25/2059(c)(d)	232,695
	LoanCore Issuer Ltd.
250,000	Series 2018-CRE1-AS 2.205%, 05/15/2028(c)(e) 1 mo. USD LIBOR + 1.500%	230,447
	Madison Avenue Secured Funding Trust
150,000	Series 2019-1-A 2.225%, 11/11/2020(c)(e) 1 mo. USD LIBOR + 1.500%	135,311
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 3.146%, 11/21/2027(c)(e) 3 mo. USD LIBOR + 1.450%	454,928
250,000	Series 2013-5A-BR 3.546%, 11/21/2027(c)(e) 3 mo. USD LIBOR + 1.850%	220,246
	Marathon CRE Ltd.
100,000	Series 2018-FL1-C 3.305%, 06/15/2028(c)(e) 1 mo. USD LIBOR + 2.600%	85,773
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 4.581%, 07/15/2029(c)(e) 3 mo. USD LIBOR + 2.200%	432,391
	Monroe Capital CLO Ltd.
250,000	Series 2014-1A-CR 4.202%, 10/22/2026(c)(e) 1 mo. USD LIBOR + 2.400%	235,024
	Morgan Stanley ABS Capital I, Inc. Trust
339,758	Series 2006-HE8-A2D 1.167%, 10/25/2036(e) 1 mo. USD LIBOR + 0.220%	164,821
401,717	Series 2007-HE4-A2C 1.177%, 02/25/2037(e) 1 mo. USD LIBOR + 0.230%	153,742
	Morgan Stanley IXIS Real Estate Capital Trust
411,074	Series 2006-2-A4 1.167%, 11/25/2036(e) 1 mo. USD LIBOR + 0.220%	177,366
	NADG NNN Operating L.P.
159,800	Series 2019-1-A 3.368%, 12/28/2049(c)	131,705

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Nassau CFO LLC
$235,959	Series 2019-1-A 3.980%, 08/15/2034(c)	$221,706
	Nationstar HECM Loan Trust
460,000	Series 2018-3A-M1 3.903%, 11/25/2028(a)(c)	463,750
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-B 3.081%, 01/15/2028(c)(e) 3 mo. USD LIBOR + 1.250%	487,652
	Neuberger Berman CLO XX Ltd.
420,000	Series 2015-20A-AR 2.631%, 01/15/2028(c)(e) 3 mo. USD LIBOR + 0.800%	406,794
	Neuberger Berman Loan Advisers CLO 36 Ltd.
250,000	Series 2020-36A-C 3.525%, 04/20/2033(c)(e)(f) 3 mo. USD LIBOR + 2.350%	218,204
	New Residential Advance Receivables Trust
600,000	Series 2019-T3-DT3 3.055%, 09/15/2052(c)	575,128
300,000	Series 2019-T4-DT4 2.804%, 10/15/2051(c)	291,695
	NewStar Clarendon Fund CLO LLC
250,000	Series 2014-1A-BR 3.844%, 01/25/2027(c)(e) 3 mo. USD LIBOR + 2.050%	241,789
300,000	Series 2014-1A-CR 4.844%, 01/25/2027(c)(e) 3 mo. USD LIBOR + 3.050%	287,652
	Newtek Small Business Loan Trust
170,311	Series 2018-1-A 2.647%, 02/25/2044(c)(e) 1 mo. USD LIBOR + 1.700%	165,158
77,414	Series 2018-1-B 3.947%, 02/25/2044(c)(e) 1 mo. USD LIBOR + 3.000%	75,401
	Ocwen Master Advance Receivables Trust
100,000	Series 2019-T1-BT1 2.662%, 08/15/2050(c)	99,490
100,000	Series 2019-T1-CT1 2.811%, 08/15/2050(c)	99,491
100,000	Series 2019-T1-DT1 3.107%, 08/15/2050(c)	99,492
	Oportun Funding X LLC
400,000	Series 2018-C-B 4.590%, 10/08/2024(c)	372,136
	Oxford Finance Funding LLC
260,000	Series 2019-1A-A2 4.459%, 02/15/2027(c)	263,449
430,000	Series 2020-1A-B 4.037%, 02/15/2028(c)	415,972
	Palmer Square Loan Funding Ltd.
326,887	Series 2018-4A-A1 2.592%, 11/15/2026(c)(e) 3 mo. USD LIBOR + 0.900%	319,514
215,000	Series 2019-2A-B 4.069%, 04/20/2027(c)(e) 3 mo. USD LIBOR + 2.250%	197,070

Principal Amount^		Value
$340,000	Series 2019-3A-B 3.795%, 08/20/2027(c)(e) 3 mo. USD LIBOR + 2.100%	$313,730
	Raspro Trust
542,298	Series 2005-1A-B 2.891%, 03/23/2024(c)(e) 3 mo. USD LIBOR + 0.925%	517,837
	ReadyCap Lending Small Business Loan Trust
201,133	Series 2019-2-A 2.750%, 12/27/2044(c)(e) 3 mo. PRIME-0.500%	179,834
	Regatta VI Funding Ltd.
500,000	Series 2016-1A-AR 2.899%, 07/20/2028(c)(e) 3 mo. USD LIBOR + 1.080%	490,915
	Regional Management Issuance Trust
480,000	Series 2018-2-B 4.940%, 01/18/2028(c)	428,473
	Republic FInance Issuance Trust
240,000	Series 2019-A-A 3.430%, 11/22/2027(c)	210,398
	RMF Buyout Issuance Trust
460,000	Series 2018-1-M1 3.912%, 11/25/2028(a)(c)	459,541
	Saganaw Insurance Recievables LLC
159,181	Series 2019-1A-A 5.125%, 12/01/2023(c)	163,190
	Sapphire Aviation Finance I Ltd.
187,259	Series 2018-1A-A 4.250%, 03/15/2040(c)	142,125
	Sapphire Aviation Finance II Ltd.
250,000	Series 2020-1A-B 4.335%, 03/15/2040(c)	147,792
	Secured Tenant Site Contract Revenue Notes
121,272	Series 2018-1A-C 3.970%, 06/15/2048(c)	103,674
	SPS Servicer Advance Receivables Trust
150,000	Series 2019-T1-DT1 2.630%, 10/15/2051(c)	146,869
	Stack Infrastructure Issuer LLC
455,017	Series 2019-1A-A2 4.540%, 02/25/2044(c)	457,121
	STWD Ltd.
150,000	Series 2019-FL1-B 2.305%, 07/15/2038(c)(e) 1 mo. USD LIBOR + 1.600%	128,647
	Sunbird Engine Finance LLC
249,124	Series 2020-1A-B 4.703%, 02/15/2045(c)	198,529
	THL Credit Wind River CLO Ltd.
352,356	Series 2012-1A-AR2 2.711%, 01/15/2026(c)(e) 3 mo. USD LIBOR + 0.880%	352,677
	TPG Real Estate Finance Issuer Ltd.
470,000	Series 2018-FL2-A 1.930%, 11/15/2037(c)(e) 1 mo. USD LIBOR + 1.130%	454,281
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(a)(c)	32,500

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Veros Automobile Receivables Trust
$42,550	Series 2018-1-A 3.630%, 05/15/2023(c)	$42,482
	Wachovia Asset Securitization Issuance II LLC Trust
274,616	Series 2007-HE2A-A 1.077%, 07/25/2037(c)(e) 1 mo. USD LIBOR + 0.130%	250,774
	Wingstop Funding LLC
99,000	Series 2018-1-A2 4.970%, 12/05/2048(c)	95,315

TOTAL ASSET-BACKED SECURITIES (Cost $23,206,609)		21,075,929

BANK LOANS: 15.8%
	Accuride Corp.
49,362	6.700%, 11/17/2023(e) 3 mo. LIBOR + 5.250%	21,473
	Allen Media LLC
530,000	7.231%, 02/10/2027(e) 3 mo. LIBOR + 5.500%	445,200
	AmeriLife Group LLC
40,000	4.612%, 03/18/2027(e) 1 mo. LIBOR + 4.000%	33,400
	Anchor Packaging, Inc.
81,809	4.989%, 07/18/2026(e) 1 mo. LIBOR + 4.000%	67,901
	API Technologies Corp.
99,250	5.239%, 05/09/2026(e) 1 mo. LIBOR + 4.250%	81,881
	Arconic Rolled Products Corp.
100,000	0.000%, 02/04/2027(g)	91,500
	Arctic Glacier U.S.A., Inc.
100,000	4.950%, 03/20/2024(e) 1 mo. LIBOR + 3.500%	82,500
	Aria Energy Operating LLC
295,830	5.459%, 05/27/2022(e) 1 mo. LIBOR + 4.500%	221,873
	Aston FinCo S.A.R.L.
100,000	6.128%, 10/09/2026(e) 3 mo. LIBOR + 4.250%	89,750
	Avolon TLB Borrower 1 (US) LLC
252,009	2.523%, 01/15/2025(e) 1 mo. LIBOR + 1.750%	227,229
	AVSC Holding Corp.
98,492	4.888%, 03/03/2025(e) 3 mo. LIBOR + 3.250%	64,020
	BCP Renaissance Parent LLC
492,481	4.950%, 10/31/2024(e) 3 mo. LIBOR + 3.500%	253,628
	BCPE Empire Holdings, Inc.
13,063	4.787%, 06/11/2026(e) 1 mo. LIBOR + 4.000%	11,757
83,127	4.989%, 06/11/2026(e) 1 mo. LIBOR + 4.000%	74,814
	Blue Ribbon LLC
10,000	5.623%, 11/15/2021(e) 3 mo. LIBOR + 4.000%	7,933
	Buckeye Partners L.P.
300,000	4.265%, 11/01/2026(e) 1 mo. LIBOR + 2.750%	277,650

Principal Amount^		Value
	BWAY Holding Co.
$58,584	5.084%, 04/03/2024(e) 3 mo. LIBOR + 3.250%	$48,442
	Cast and Crew Payroll LLC
50,000	0.000%, 02/09/2026(g)	39,750
49,874	4.740%, 02/09/2026(e) 1 mo. LIBOR + 3.750%	39,899
	CD&R Hydra Buyer, Inc.
99,239	5.250%, 12/11/2024(e) 1 mo. LIBOR + 4.250%	81,872
	CenturyLink, Inc.
325,000	0.000%, 01/31/2025(g)	304,959
	Cologix, Inc.
100,000	4.750%, 03/20/2024(e) 1 mo. LIBOR + 3.750%	87,500
	Comet Acquisition, Inc.
98,750	5.113%, 10/24/2025(e) 3 mo. LIBOR + 3.500%	81,469
	CPM Holdings, Inc.
98,750	5.353%, 11/17/2025(e) 1 mo. LIBOR + 3.750%	81,864
	Cvent, Inc.
98,492	4.739%, 11/29/2024(e) 1 mo. LIBOR + 3.750%	71,735
	Diamond (BC) B.V.
98,489	4.777%, 09/06/2024(e) 3 mo. LIBOR + 3.000%	75,180
	Eastern Power LLC
680,516	4.750%, 10/02/2025(e) 1 mo. LIBOR + 3.750%	596,867
	Elanco Animal Health, Inc.
325,000	0.000%, 02/04/2027(g)	311,187
	Emerald TopCo, Inc.
99,500	4.489%, 07/24/2026(e) 1 mo. LIBOR + 3.500%	92,286
	EyeCare Partners LLC
81,081	4.822%, 02/05/2027(e) 3 mo. LIBOR + 3.750%	66,621
	Frontera Generation Holdings LLC
492,401	5.250%, 05/02/2025(e) 1 mo. LIBOR + 4.250%	366,839
	Give & Go Prepared Foods Corp.
99,490	6.500%, 07/29/2023(e) 3 mo. PRIME + 3.250%	98,122
	GlobalFoundries, Inc.
99,250	6.250%, 06/05/2026(e) 3 mo. LIBOR + 4.750%	85,355
	Helix Gen Funding LLC
600,000	4.750%, 06/03/2024(e) 1 mo. LIBOR + 3.750%	534,000
	IBC Capital Ltd.
93,505	4.639%, 09/11/2023(e) 3 mo. LIBOR + 3.750%	79,947
	Informatica LLC
100,000	0.000%, 02/25/2027(g)	87,667
	Jefferies Finance LLC
99,749	4.250%, 06/03/2026(e) 1 mo. LIBOR + 3.250%	83,706
	Kestrel Acquisition LLC
283,545	5.250%, 06/02/2025(e) 1 mo. LIBOR + 4.250%	170,481

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	LTI Holdings, Inc.
$98,500	4.489%, 09/06/2025(e) 1 mo. LIBOR + 3.500%	$74,080
	MMM Holdings, Inc.
770,250	6.750%, 12/24/2026(e) 1 mo. LIBOR + 5.750%	720,184
	Moran Foods LLC
49,617	9.777%, 12/05/2023(e) 3 mo. LIBOR + 6.000%	3,473
	NFP Corp.
49,364	4.239%, 02/15/2027(e) 1 mo. LIBOR + 3.250%	42,947
	NorthRiver Midstream Finance L.P.
591,247	5.159%, 10/01/2025(e) 3 mo. LIBOR + 3.250%	468,072
	Panther BF Aggregator 2 L.P.
781,399	4.441%, 04/30/2026(e) 1 mo. LIBOR + 3.500%	718,887
	Playpower, Inc.
99,250	6.950%, 05/08/2026(e) 3 mo. LIBOR + 5.500%	88,333
	RPI 2019 Intermediate Finance Trust
418,950	2.739%, 02/11/2027(e) 1 mo. LIBOR + 1.750%	391,718
	RPI Intermediate Finance Trust
222,188	2.739%, 02/11/2027(e) 3 mo. LIBOR + 1.750%	208,579
	ScribeAmerica Intermediate Holdco LLC
49,246	5.112%, 04/03/2025(e) 1 mo. LIBOR + 4.500%	44,075
	Sprint Communications, Inc.
566,432	3.500%, 02/02/2024(e) 1 mo. LIBOR + 2.500%	564,307
	SS&C Technologies, Inc.
341,669	2.739%, 04/16/2025(e) 1 mo. LIBOR + 1.750%	323,198
	Stericycle, Inc.
650,000	0.000%, 11/17/2022(g)	598,000
	Summit Midstream Partners Holdings LLC
15,890	7.000%, 05/13/2022(e) 1 mo. LIBOR + 6.000%	6,674
	Teneo Holdings LLC
49,750	6.250%, 07/11/2025(e) 3 mo. LIBOR + 5.250%	40,795
	Tibco Software, Inc.
100,000	4.740%, 06/30/2026(e) 1 mo. LIBOR + 3.750%	95,000
	Tivity Health, Inc.
728,313	6.239%, 03/06/2026(e) 1 mo. LIBOR + 5.250%	592,938
	TVC Albany, Inc.
98,500	4.490%, 07/23/2025(e) 1 mo. LIBOR + 3.500%	81,099
	U.S. Renal Care, Inc.
472,625	6.000%, 06/26/2026(e) 1 mo. LIBOR + 5.000%	417,938
	UGI Energy Services LLC
238,200	4.739%, 08/13/2026(e) 1 mo. LIBOR + 3.750%	206,043
	Vistra Operations Co. LLC
649,560	2.703%, 12/31/2025(e) 1 mo. LIBOR + 1.750%	620,736

Principal Amount^		Value
	Wyndham Hotels & Resorts, Inc.
$591,247	2.739%, 05/30/2025(e) 1 mo. LIBOR + 1.750%	$526,210
	Zayo Group Holdings, Inc.
100,000	3.989%, 03/09/2027(e) 1 mo. LIBOR + 3.000%	95,000

TOTAL BANK LOANS (Cost $14,333,787)		12,466,543

CORPORATE BONDS: 12.5%
Basic Materials: 0.0%
	Neon Holdings, Inc.
16,000	10.125%, 04/01/2026(c)	14,446

Communications: 1.0%
	Sprint Corp.
16,000	7.250%, 02/01/2028(c)	16,140
	TEGNA, Inc.
260,000	5.000%, 09/15/2029(c)	235,703
	Telefonica Emisiones S.A.
25,000	5.134%, 04/27/2020	25,002
	VeriSign, Inc.
400,000	5.250%, 04/01/2025	414,502
	ViacomCBS, Inc.
70,000	4.750%, 05/15/2025(f)	70,405

		761,752

Consumer, Cyclical: 0.2%
	Aramark Services, Inc.
5,000	5.000%, 02/01/2028(c)	4,681
	Nordstrom, Inc.
160,000	4.375%, 04/01/2030	128,660
	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
10,000	8.500%, 05/15/2027(c)	8,779
	Party City Holdings, Inc.
28,000	6.625%, 08/01/2026(c)	2,940
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
25,000	5.750%, 03/01/2025	23,344
	Superior Plus L.P. / Superior General Partner, Inc.
20,000	7.000%, 07/15/2026(c)	19,671

		188,075

Consumer, Non-cyclical: 2.3%
	Ashtead Capital, Inc.
260,000	4.250%, 11/01/2029(c)	222,074
	Avanos Medical, Inc.
32,000	6.250%, 10/15/2022	31,480
	Carriage Services, Inc.
10,000	6.625%, 06/01/2026(c)	9,910
	Conagra Brands, Inc.
10,000	2.552%, 10/22/2020(e) 3 mo. USD LIBOR + 0.750%	9,895
	CVS Pass-Through Trust
153,495	5.926%, 01/10/2034(c)	175,202
	Ingredion, Inc.
70,000	4.625%, 11/01/2020(h)	70,049
	KeHE Distributors LLC / KeHE Finance Corp.
10,000	8.625%, 10/15/2026(c)	10,106
	Kraft Heinz Foods Co.
160,000	4.625%, 10/01/2039(c)	143,994

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
$ 50,000	5.000%, 06/04/2042	$47,556
80,000	4.375%, 06/01/2046	72,442
	MEDNAX, Inc.
450,000	6.250%, 01/15/2027(c)	364,534
	Nathan’s Famous, Inc.
50,000	6.625%, 11/01/2025(c)	46,750
	Quest Diagnostics, Inc.
70,000	4.700%, 04/01/2021(h)	70,830
	Reynolds American, Inc.
100,000	3.250%, 06/12/2020(h)	99,704
	Sotheby’s
50,000	7.375%, 10/15/2027(c)	40,090
	Sysco Corp.
260,000	5.950%, 04/01/2030(f)	273,464
	Vector Group Ltd.
50,000	6.125%, 02/01/2025(c)	45,873
	Zimmer Biomet Holdings, Inc.
60,000	2.700%, 04/01/2020	60,000

		1,793,953

Energy: 0.6%
	Enable Midstream Partners L.P.
405,000	4.150%, 09/15/2029	180,031
	Energy Transfer Operating L.P.
320,000	6.250%, 02/15/2023(a)(b) 3 mo. USD LIBOR + 4.028%	160,559
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021(h)	97,034

		437,624

Financial: 8.0%
	Alliance Data Systems Corp.
375,000	4.750%, 12/15/2024(c)	287,813
	American Equity Investment Life Holding Co.
25,000	5.000%, 06/15/2027	24,088
	Assurant, Inc.
17,000	2.482%, 03/26/2021(e) 3 mo. USD LIBOR + 1.250%	17,000
	AXIS Specialty Finance LLC
3,000	5.875%, 06/01/2020(h)	3,021
	Brazilian Merchant Voucher Receivables Ltd.
200,000	4.180%, 04/07/2028	206,811
	Business Development Corp. of America
375,000	4.750%, 12/30/2022(c)	384,227
225,000	4.850%, 12/15/2024(c)	220,728
	Credit Acceptance Corp.
285,000	6.625%, 03/15/2026	272,090
	Credit Suisse Group AG
250,000	4.194%, 04/01/2031(a)(c)(f) SOFRRATE + 3.730%	256,524
	Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Finance
465,000	5.000%, 08/01/2021(c)	447,003
	Enstar Group Ltd.
500,000	4.950%, 06/01/2029	473,465

Principal Amount^		Value
Financial (continued)
	FS KKR Capital Corp. II
$ 645,000	4.250%, 02/14/2025(c)	$523,705
	HAT Holdings I LLC / HAT Holdings II LLC
230,000	5.250%, 07/15/2024(c)	222,239
	HSBC Holdings Plc
200,000	4.950%, 03/31/2030	218,660
	JPMorgan Chase & Co.
50,000	4.493%, 03/24/2031(a) SOFRRATE + 3.790%	57,875
	Main Street Capital Corp.
200,000	5.200%, 05/01/2024	189,616
	Marsh & McLennan Cos., Inc.
20,000	4.800%, 07/15/2021	20,538
	Owl Rock Capital Corp.
100,000	4.000%, 03/30/2025	77,256
	Owl Rock Capital Corp. II
120,000	4.625%, 11/26/2024(c)	112,158
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(c)	657,765
	Solar Capital Ltd.
400,000	4.500%, 01/20/2023	401,669
	Standard Chartered Plc
200,000	4.644%, 04/01/2031(a)(c) 5 year CMT + 3.850%	205,611
	Swiss Re Finance Luxembourg S.A.
495,000	5.000%, 04/02/2049(a)(c) 5 year CMT + 3.582%	506,286
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	537,309

		6,323,457

Industrial: 0.1%
	Cleaver-Brooks, Inc.
25,000	7.875%, 03/01/2023(c)	20,969
	Textron, Inc.
100,000	2.284%, 11/10/2020(e)(h) 3 mo. USD LIBOR + 0.550%	100,005

		120,974

Technology: 0.2%
	Fiserv, Inc.
20,000	2.700%, 06/01/2020	19,938
	Western Digital Corp.
100,000	4.750%, 02/15/2026	101,875

		121,813

Utilities: 0.1%
	AES Corp.
50,000	4.500%, 03/15/2023	49,313
	Exelon Corp.
60,000	2.850%, 06/15/2020	59,995

		109,308

TOTAL CORPORATE BONDS (Cost $10,594,102)		9,871,402

GOVERNMENT SECURITIES & AGENCY ISSUE: 20.6%
	United States Treasury Note
100,000	1.500%, 06/15/2020	100,291
2,000,000	1.375%, 09/15/2020	2,011,719
1,800,000	1.875%, 12/15/2020	1,822,922

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE (CONTINUED)
$1,600,000	2.375%, 03/15/2021	$1,635,156
1,600,000	2.625%, 06/15/2021	1,648,375
1,600,000	2.750%, 09/15/2021	1,659,250
1,800,000	2.625%, 12/15/2021	1,874,215
1,500,000	2.375%, 03/15/2022(i)	1,563,428
1,500,000	1.750%, 06/15/2022(i)	1,550,947
1,500,000	1.500%, 09/15/2022(i)	1,546,494
800,000	1.625%, 12/15/2022(i)	829,484

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $15,785,699)		16,242,281

MORTGAGE-BACKED SECURITIES: 10.4%
	Alternative Loan Trust
337,163	Series 2005-38-A3 1.297%, 09/25/2035(e) 1 mo. USD LIBOR + 0.350%	294,794
467,014	Series 2005-59-1A1 1.103%, 11/20/2035(e) 1 mo. USD LIBOR + 0.330%	384,298
193,229	Series 2007-OA4-A1 1.117%, 05/25/2047(e) 1 mo. USD LIBOR + 0.170%	159,632
207,836	Series 2007-OA7-A1A 1.127%, 05/25/2047(e) 1 mo. USD LIBOR + 0.180%	164,874
	Angel Oak Mortgage Trust
494,536	Series 2020-1-A3 2.774%, 12/25/2059(a)(c)	490,661
	BX Commercial Mortgage Trust
238,850	Series 2019-XL-F 2.705%, 10/15/2036(c)(e) 1 mo. USD LIBOR + 2.000%	211,341
238,850	Series 2019-XL-G 3.005%, 10/15/2036(c)(e) 1 mo. USD LIBOR + 2.300%	206,559
	BXMT Ltd.
250,000	Series 2020-FL2-D 2.750%, 02/16/2037(c)(e) 1 mo. USD LIBOR + 1.950%	185,406
	Cascade Funding Mortgage Trust
491,275	Series 2018-RM2-A 4.000%, 10/25/2068(a)(c)	486,354
	CD Mortgage Trust
1,023,740	Series 2017-CD4-XA 1.306%, 05/10/2050(a)(j)	66,415
	CGMS Commercial Mortgage Trust
260,000	Series 2017-MDRC-E 4.105%, 07/15/2030(c)(e) 1 mo. USD LIBOR + 3.400%	252,354
	Citigroup Mortgage Loan Trust
114,810	Series 2019-IMC1-A1 2.720%, 07/25/2049(a)(c)	111,625
	COLT Mortgage Loan Trust
104,231	Series 2018-3-A1 3.692%, 10/26/2048(a)(c)	103,515
	Credit Suisse Mortgage Trust
151,511	Series 2018-RPL9-A1 3.850%, 09/25/2057(a)(c)	155,329
480,000	Series 2018-SITE-C 4.782%, 04/15/2036(a)(c)	462,684

Principal Amount^		Value
	Exantas Capital Corp. Ltd.
$150,000	Series 2018-RSO6-B 1.950%, 06/15/2035(c)(e) 1 mo. USD LIBOR + 1.150%	$128,601
	Federal National Mortgage Association Connecticut Avenue Securities
75,758	Series 2016-C02-1M2 6.947%, 09/25/2028(e) 1 mo. USD LIBOR + 6.000%	74,721
250,000	Series 2016-C06-1M2 5.197%, 04/25/2029(e) 1 mo. USD LIBOR + 4.250%	243,329
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,873,512	Series 2015-R1-XA1 0.700%, 11/25/2055(a)(c)(j)	220,739
4,619,355	Series 2015-R1-XA3 0.700%, 11/25/2052(a)(c)(j)	301,642
	GPMT Ltd.
200,000	Series 2018-FL1-C 2.923%, 11/19/2035(c)(e) 1 mo. USD LIBOR + 2.150%	181,477
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 3.205%, 12/15/2036(c)(e) 1 mo. USD LIBOR + 2.500%	199,570
250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(a)(c)	199,076
	HarborView Mortgage Loan Trust
340,585	Series 2006-12-2A2A 0.940%, 01/19/2038(e) 1 mo. USD LIBOR + 0.190%	275,686
	Homeward Opportunities Fund I Trust
232,914	Series 2019-2-A1 2.702%, 09/25/2059(a)(c)	225,391
	JP Morgan Chase Commercial Mortgage Securities Trust
1,849,309	Series 2016-JP2-XA 1.821%, 08/15/2049(a)(j)	165,771
	JPMDB Commercial Mortgage Securities Trust
214,208	Series 2017-C5-XA 0.938%, 03/15/2050(a)(j)	11,039
	LSTAR Securities Investment Ltd.
822,895	Series 2019-5-A1 3.081%, 11/01/2024(c)(e) 1 mo. USD LIBOR + 1.500%	807,985
	LSTAR Securities Investment Trust
297,715	Series 2019-1-A1 3.281%, 03/01/2024(c)(e) 1 mo. USD LIBOR + 1.700%	284,231
	NRPL Trust
241,728	Series 2019-3A-A1 3.000%, 07/25/2059(c)(d)	244,473
	Residential Accredit Loans, Inc. Trust
434,376	Series 2006-QO6-A1 1.127%, 06/25/2046(e) 1 mo. USD LIBOR + 0.180%	128,541
	Station Place Securitization Trust
50,000	Series 2019-2-A 1.479%, 04/24/2021(c)(e) 1 mo. USD LIBOR + 0.550%	50,319

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Station Place Securitization Trust (Continued)
$50,000	Series 2019-9-A 1.629%, 10/24/2020(c)(e) 1 mo. USD LIBOR + 0.700%	$50,074
100,000	Series 2019-WL1-B 1.747%, 08/25/2052(c)(e) 1 mo. USD LIBOR + 0.800%	99,285
	Verus Securitization Trust
245,630	Series 2020-1-A1 2.417%, 01/25/2060(a)(c)	236,076
245,630	Series 2020-1-A2 2.642%, 01/25/2060(a)(c)	236,116
	Wells Fargo Commercial Mortgage Trust
962,985	Series 2016-BNK1-XA 1.758%, 08/15/2049(a)(j)	82,460

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,874,295)		8,182,443

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,740

TOTAL MUNICIPAL BOND (Cost $4,675)		4,740

SHORT-TERM INVESTMENTS: 4.7%
CERTIFICATE OF DEPOSITS: 0.2%
	Lloyds Bank Corporate Markets Plc
100,000	2.111%, 08/05/2020(e) 3 mo. USD LIBOR + 0.370%	100,000
	Standard Chartered Bank
100,000	2.151%, 08/04/2020(e) 3 mo. USD LIBOR + 0.400%	100,000

TOTAL CERTIFICATE OF DEPOSITS (Cost $200,000)		200,000

COMMERCIAL PAPER: 0.7%
	American Electric Power Co., Inc.
300,000	1.928%, 04/01/2020(k)	300,000
	UDR, Inc.
300,000	1.441%, 04/03/2020(k)	299,976

TOTAL COMMERCIAL PAPER (Cost $599,976)		599,976

Shares
MONEY MARKET FUND: 1.8%
1,391,163	State Street Institutional Treasury Money Market Fund - Premier Class, 0.580%(l)	1,391,163

TOTAL MONEY MARKET FUND (Cost $1,391,163)		1,391,163

Principal Amount^		Value
REPURCHASE AGREEMENTS: 2.0%
$1,581,000	Fixed Income Clearing Corp. 0.000%, 3/31/2020, due 04/01/2020 [collateral: par value $1,615,000, U.S. Treasury Note, 0.375%, due 03/31/2022, value $1,619,054] (proceeds $1,581,000)	$1,581,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,581,000)		1,581,000

TREASURY BILLS: 0.0%
	United States Treasury Bill
25,000	1.535%, 05/21/2020(i)(k)	24,998
10,000	0.155%, 02/25/2021(i)(k)	9,990

TOTAL TREASURY BILLS (Cost $34,933)		34,988

TOTAL SHORT-TERM INVESTMENTS (Cost $3,807,072)		3,807,127

TOTAL INTEREST RATE SWAPTIONS (Cost $61,700): 0.1%		50,644

TOTAL INVESTMENTS (Cost: $89,673,501): 102.2%		80,665,066

Liabilities in Excess of Other Assets: (2.2)%		(1,745,447)

NET ASSETS: 100.0%		$78,919,619

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
SOFRRATE	Secured Overnight Financing Rate
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2020.
(b)	Perpetual Call.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2020.
(e)	Floating Interest Rate at March 31, 2020.
(f)	When issued security.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	All or a portion of this security has been pledged to cover collateral requirements for reverse repurchase agreements.
(i)	Securities with an aggregate fair value of $5,525,341 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2020 (Unaudited)(Continued)

(j)	Interest Only security. Security with a notional or nominal principal amount.
(k)	The rate shown represents yield-to-maturity.
(l)	The rate disclosed is the 7 day net yield as of March 31, 2020.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
EUR	Euro
ILS	Israeli New Shekel
MXN	Mexican Peso

UNFUNDED LOAN COMMITMENTS — At March 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
BCPE Empire Holdings, Inc., 4.787%, 06/11/2026	$3,354	$3,019	$(335)
Anchor Packaging, Inc., 1.000%, 07/18/2026	17,986	14,928	(3,058)
EyeCare Partners LLC, 0.500%, 02/18/2027	18,919	15,545	(3,374)
AmeriLife Group LLC, 0.000%, 03/18/2027	10,000	8,350	(1,650)

TOTAL		$41,842	$(8,417)

The cost basis of investments for federal income tax purposes at March 31, 2020 was as follows*:

Cost of investments	$88,115,058

Gross unrealized appreciation	1,965,444
Gross unrealized depreciation	(10,138,523)

Net unrealized depreciation	$(8,173,079)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at March 31, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
Two Year Ten Year USD Constant Maturity Swaption	Bank of America N.A.	0.40	7/29/2022	11,000,000	$11,000,000	$21,391	$25,410	$(4,019)
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.40	7/29/2022	2,000,000	2,000,000	3,889	4,540	(651)
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.61	7/29/2022	7,000,000	7,000,000	7,863	10,150	(2,287)
Two Year Ten Year USD Constant Maturity Swaption	Morgan Stanley & Co.	0.40	7/29/2022	9,000,000	9,000,000	17,501	21,600	(4,099)

Total Purchased Options						$50,644	$61,700	$(11,056)

Litman Gregory Masters High Income Alternatives Fund

REVERSE REPURCHASE AGREEMENTS at March 31, 2020 (Unaudited)

Principal Amount^		Value
$(418,575)	Royal Bank of Canada 2.750%, 3/23/2020, due 04/06/2020 [collateral: par value $100,000, Textron, Inc., 2.284%, due 11/10/2020, value $100,549; par value $100,000, Sabine Pass Liquefaction LLC, 5.625%, due 02/01/2021, value $100,262; par value $100,000, Reynolds American, Inc., 3.250%, due 06/12/2020, value $100,694; par value $70,000, Quest Diagnostics, Inc., 4.700%, due 04/01/2021, value $70,873; par value $70,000, Ingredion, Inc., 4.625%, due 11/01/2020, value $72,127] (proceeds $(419,023))	$(418,575)
(64,823)	Royal Bank of Canada 2.750%, 3/26/2020, due 04/06/2020 [collateral: par value $67,000, AXIS Specialty Finance LLC, 5.875%, due 06/01/2020, value $68,660] (proceeds $(64,877))	(64,823)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $483,398)		(483,398)

Average balance outstanding		$(461,790)

Average interest rate (net)		—%

Maximum balance outstanding		$(483,398)

Average balance outstanding was calculated based on dailty face value balances outstanding during the period that the Fund had entered into the reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT March 31, 2020 (Unaudited)

At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2020	Fund Delivering	U.S. $ Value at March 31, 2020	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/30/2020	USD	$293	ILS	$283	$10	$—
	6/15/2020	USD	67,489	EUR	64,838	2,651	—
	2/1/2021	USD	4,821	ILS	4,711	110	—
	4/30/2021	USD	29,952	ILS	28,910	1,042	—
	1/31/2022	USD	93,833	ILS	91,318	2,515	—
Barclays Bank Plc	4/8/2020	USD	44,420	MXN	36,635	7,785	—
Citibank N.A.	4/23/2020	USD	43,772	MXN	36,128	7,644	—
	4/30/2020	USD	3,980	ILS	3,849	131	—
	7/1/2020	BRL	191,746	USD	195,065	—	(3,319)
	7/1/2020	USD	495,761	BRL	383,491	112,270	—
	4/30/2021	USD	406,848	ILS	393,183	13,665	—
	7/1/2021	BRL	37,334	USD	38,193	—	(859)
	7/1/2021	BRL	37,334	USD	38,664	—	(1,330)
Goldman Sachs International	4/8/2020	MXN	36,635	USD	44,728	—	(8,093)
	4/23/2020	MXN	36,128	USD	44,084	—	(7,956)
	4/30/2020	EUR	286,738	USD	288,248	—	(1,510)
	4/30/2020	ILS	2,986	USD	2,917	69	—
	4/30/2020	ILS	2,986	USD	2,921	65	—
	4/30/2020	USD	298,168	EUR	286,737	11,431	—
	4/30/2020	USD	926	ILS	906	20	—
	4/30/2020	USD	951	ILS	934	17	—
	6/15/2020	USD	60,290	EUR	57,891	2,399	—
	7/30/2020	USD	1,450	EUR	1,411	39	—
	2/1/2021	ILS	337,129	USD	330,597	6,532	—
	2/1/2021	ILS	337,128	USD	331,515	5,613	—
	2/1/2021	ILS	5,432	USD	5,138	294	—
	2/1/2021	ILS	5,432	USD	5,185	247	—
	2/1/2021	USD	593,208	ILS	573,836	19,372	—
	2/1/2021	USD	102,448	ILS	100,421	2,027	—
	2/1/2021	USD	6,281	ILS	6,140	141	—
	4/30/2021	ILS	305,006	USD	298,557	6,449	—
	4/30/2021	ILS	305,006	USD	298,892	6,114	—
	4/30/2021	USD	94,794	ILS	92,514	2,280	—
	4/30/2021	USD	97,471	ILS	95,405	2,066	—
	7/30/2021	USD	198,957	EUR	191,473	7,484	—
	1/31/2022	ILS	105,016	USD	98,692	6,324	—
	1/31/2022	ILS	105,016	USD	99,610	5,406	—
	1/31/2022	USD	121,979	ILS	118,713	3,266	—
JPMorgan Chase Bank N.A.	6/15/2020	EUR	122,730	USD	125,048	—	(2,318)
	7/30/2020	EUR	2,904	USD	2,918	—	(14)
	7/30/2020	USD	1,526	EUR	1,494	32	—
	7/1/2021	USD	95,024	BRL	74,669	20,355	—
	7/30/2021	EUR	394,210	USD	399,948	—	(5,738)
	7/30/2021	USD	209,308	EUR	202,736	6,572	—
Morgan Stanley & Co.	4/1/2020	BRL	34,703	USD	34,888	—	(185)
	4/1/2020	BRL	42,415	USD	42,641	—	(226)
	4/1/2020	BRL	23,135	USD	25,343	—	(2,208)
	4/1/2020	BRL	21,593	USD	24,016	—	(2,423)
	4/1/2020	BRL	32,389	USD	36,081	—	(3,692)
	4/1/2020	USD	53,986	BRL	42,415	11,571	—
	4/1/2020	USD	44,069	BRL	34,703	9,366	—
	4/1/2020	USD	32,562	BRL	32,389	173	—
	4/1/2020	USD	23,258	BRL	23,135	123	—
	4/1/2020	USD	21,708	BRL	21,593	115	—
	7/1/2020	BRL	191,745	USD	199,489	—	(7,744)

			$6,252,409		$6,016,239	$283,785	$(47,615)

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at March 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts—Long
Ultra 10YR U.S. Treasury Notes	1	$100,000	$156,031	6/19/2020	$8,591

Total Long					$8,591

Futures Contracts—Short
5YR U.S. Treasury Notes	(10)	$(1,000,000)	$(1,253,594)	6/30/2020	$(1,017)

10YR U.S. Treasury Notes	(8)	(800,000)	(1,109,500)	6/19/2020	(20,864)

Total Short					$(21,881)

Total Futures Contracts					$(13,290)

SCHEDULE OF SWAPS at March 31, 2020 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$2,600,000	11/06/2021	3 Month LIBOR	3.144%	Quarterly	$(109,243)	$965	$(110,208)
$350,000	11/07/2023	3 Month LIBOR	3.180	Quarterly	(34,155)	80	(34,235)

					$(143,398)	$1,045	$(144,443)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2020	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Sell Protection
CDX North American High Yield Index Series 33 5.000%, 12/20/2024	12/20/2024	5.000%	6.279%	$2,165,800	Quarterly	$(137,242)	$(135,755)	$(1,487)

Total Sell Protection						$(137,242)	$(135,755)	$(1,487)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 33.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF WRITTEN OPTIONS at March 31, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$980.00	4/3/2020	(1)	$(115,310)	$(345)	$(7,426)	$7,081
Russell 2000 Index	UBS Securities LLC	1,030.00	4/3/2020	(1)	(115,310)	(619)	(5,550)	4,931
Russell 2000 Index	UBS Securities LLC	1,060.00	4/3/2020	(2)	(230,620)	(1,440)	(14,979)	13,539
Russell 2000 Index	UBS Securities LLC	1,125.00	4/3/2020	(1)	(115,310)	(3,300)	(6,210)	2,910
Russell 2000 Index	UBS Securities LLC	975.00	4/9/2020	(2)	(230,620)	(1,130)	(10,519)	9,389
Russell 2000 Index	UBS Securities LLC	980.00	4/9/2020	(3)	(345,930)	(1,815)	(25,208)	23,393
Russell 2000 Index	UBS Securities LLC	1,030.00	4/9/2020	(1)	(115,310)	(1,503)	(6,360)	4,857
Russell 2000 Index	UBS Securities LLC	1,060.00	4/9/2020	(2)	(230,620)	(4,530)	(16,099)	11,569
Russell 2000 Index	UBS Securities LLC	1,125.00	4/9/2020	(1)	(115,310)	(4,425)	(6,760)	2,335
Russell 2000 Index	UBS Securities LLC	980.00	4/17/2020	(3)	(345,930)	(4,230)	(26,758)	22,528
Russell 2000 Index	UBS Securities LLC	1,005.00	4/17/2020	(1)	(115,310)	(1,746)	(7,709)	5,963
Russell 2000 Index	UBS Securities LLC	1,030.00	4/17/2020	(1)	(115,310)	(2,275)	(5,990)	3,715
Russell 2000 Index	UBS Securities LLC	1,060.00	4/17/2020	(2)	(230,620)	(6,708)	(17,519)	10,811
Russell 2000 Index	UBS Securities LLC	975.00	4/24/2020	(1)	(115,310)	(2,260)	(6,470)	4,210
Russell 2000 Index	UBS Securities LLC	1,135.00	5/1/2020	(2)	(230,620)	(12,220)	(12,189)	(31)
S&P 500 Index	UBS Securities LLC	2,280.00	4/3/2020	(1)	(258,459)	(550)	(15,872)	15,322
S&P 500 Index	UBS Securities LLC	2,330.00	4/3/2020	(1)	(258,459)	(462)	(10,471)	10,009
S&P 500 Index	UBS Securities LLC	2,355.00	4/3/2020	(1)	(258,459)	(980)	(13,269)	12,289
S&P 500 Index	UBS Securities LLC	2,400.00	4/3/2020	(6)	(1,550,754)	(7,920)	(77,574)	69,654
S&P 500 Index	UBS Securities LLC	2,430.00	4/3/2020	(1)	(258,459)	(1,684)	(15,719)	14,035
S&P 500 Index	UBS Securities LLC	2,180.00	4/9/2020	(7)	(1,809,213)	(6,160)	(90,972)	84,812
S&P 500 Index	UBS Securities LLC	2,280.00	4/9/2020	(5)	(1,292,295)	(10,940)	(88,031)	77,091
S&P 500 Index	UBS Securities LLC	2,330.00	4/9/2020	(1)	(258,459)	(2,670)	(11,661)	8,991
S&P 500 Index	UBS Securities LLC	2,355.00	4/9/2020	(2)	(516,918)	(6,060)	(29,679)	23,619
S&P 500 Index	UBS Securities LLC	2,400.00	4/9/2020	(2)	(516,918)	(7,700)	(29,336)	21,636
S&P 500 Index	UBS Securities LLC	2,505.00	4/9/2020	(2)	(516,918)	(12,470)	(32,259)	19,789
S&P 500 Index	UBS Securities LLC	2,180.00	4/17/2020	(6)	(1,550,754)	(10,422)	(72,092)	61,670
S&P 500 Index	UBS Securities LLC	2,400.00	4/17/2020	(1)	(258,459)	(5,380)	(16,341)	10,961
S&P 500 Index	UBS Securities LLC	2,430.00	4/17/2020	(2)	(516,918)	(11,900)	(37,285)	25,385
S&P 500 Index	UBS Securities LLC	2,490.00	4/17/2020	(6)	(1,550,754)	(34,962)	(91,260)	56,298
S&P 500 Index	UBS Securities LLC	2,280.00	4/24/2020	(3)	(775,377)	(14,370)	(64,624)	50,254
S&P 500 Index	UBS Securities LLC	2,355.00	4/24/2020	(2)	(516,918)	(10,772)	(36,869)	26,097
S&P 500 Index	UBS Securities LLC	2,400.00	4/24/2020	(3)	(775,377)	(21,171)	(54,356)	33,185
S&P 500 Index	UBS Securities LLC	2,430.00	4/24/2020	(1)	(258,459)	(7,975)	(20,355)	12,380
S&P 500 Index	UBS Securities LLC	2,495.00	4/24/2020	(1)	(258,459)	(7,940)	(13,759)	5,819
S&P 500 Index	UBS Securities LLC	2,495.00	5/1/2020	(2)	(516,918)	(21,460)	(29,622)	8,162
S&P 500 Index	UBS Securities LLC	2,530.00	5/1/2020	(1)	(258,459)	(12,345)	(13,329)	984
S&P 500 Index	UBS Securities LLC	2,575.00	5/1/2020	(3)	(775,377)	(43,383)	(34,564)	(8,819)

Total Written Options						$(308,222)	$(1,075,045)	$766,823

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2020, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2020, the Alternative Strategies Fund and the High Income Alternatives Fund may entered into interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2020, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended March 31, 2020, the Alternative Strategies Fund and the High Income Alternatives Fund may entered into total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2020, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Shares of the unregistered Underlying Funds are valued at their closing net asset value (“NAV”) as reported on each business day, as a practical expedient for fair value. Each of the unregistered Underlying Funds is daily valued and offer daily liquidity and hold no unfunded commitments. The shares of the open-end registered Underlying Funds are valued at NAV each business day. If the Underlying Funds’ designated representative to the Trustee determines, based on its own due diligence and investment monitoring procedures, that the reported NAV per share does not represent fair value, Underlying Funds’ designated representative to the Trustee shall estimate the fair value of the Underlying Funds in good faith and in a manner that it reasonably chooses.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2020. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$196,292,753	$—	$—	$196,292,753
Preferred Stocks	2,503,471	—	—	2,503,471

Total Equity	198,796,224	—	—	198,796,224

Short-Term Investments
Repurchase Agreements	—	2,711,000	—	2,711,000

Total Investments in Securities	$198,796,224	$2,711,000	$—	$201,507,224

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stocks
Australia	$—	$4,418,124	$—		$4,418,124
Austria	—	4,067,359	—		4,067,359
Belgium	—	5,807,485	—		5,807,485
Bermuda	11,171,885	4,269,828	—		15,441,713
Canada	3,021,276	—	—		3,021,276
Cayman Islands	6,106,286	—	—		6,106,286
Denmark	—	3,083,840	—		3,083,840
Finland	—	5,313,199	—		5,313,199
France	1,084,519	39,067,113	—		40,151,632
Germany	—	11,071,817	—		11,071,817
Ireland	2,609,108	—	—		2,609,108
Israel	—	5,748,178	—		5,748,178
Japan	—	32,255,969	—		32,255,969
Mexico	3,517,387	—	—		3,517,387
Monaco	3,804,791	—	—		3,804,791
Netherlands	—	18,227,937	—		18,227,937
Norway	—	1,500,661	—		1,500,661
Russia	—	4,590,475	—		4,590,475
South Africa	—	2,378,557	—		2,378,557
South Korea	—	1,881,867	—		1,881,867
Spain	—	4,331,205	1,611,995	**	5,943,200
Sweden	—	10,631,757	—		10,631,757
Switzerland	—	16,691,593	—		16,691,593
United Kingdom	—	36,148,882	—		36,148,882
United States	2,139,703	—	—		2,139,703

Total Equity	33,454,955	211,485,846	1,611,995	**	246,552,796

Short-Term Investments
Repurchase Agreements	—	11,763,000	—		11,763,000

Total Short-Term Investments	—	11,763,000	—		11,763,000

Total Investments in Securities	$33,454,955	$223,248,846	$1,611,995	**	$258,315,796

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(8,561)	$—	$—		$(8,561)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$16,257,660	$—	$—	$16,257,660

Total Equity	16,257,660	—	—	16,257,660

Short-Term Investments
Repurchase Agreements	—	805,000	—	805,000

Total Investments in Securities	$16,257,660	$805,000	$—	$17,062,660

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$411,042,575	$14,117,177	$2,651,383	**	$427,811,135
Limited Partnerships	—	—	1,063,211	**	1,063,211
Preferred Stocks	2,074,545	—	1,110,780	**	3,185,325

Total Equity	413,117,120	14,117,177	4,825,374	**	432,059,671

Rights/Warrants	—	5,678	—		5,678
Fixed Income
Asset-Backed Securities	—	140,129,570	1,639,973	**	141,769,543
Bank Loans	—	33,070,290	4,118,451	**	37,188,741
Convertible Bonds	—	16,678,192	—		16,678,192
Corporate Bonds	—	444,429,796	407,149	**	444,836,945
Government Securities & Agency Issue	—	12,805,679	—		12,805,679
Mortgage-Backed Securities	—	260,075,764	1,173,018	(1)	261,248,782
Municipal Bonds	—	3,180,034	—		3,180,034

Total Fixed Income	—	910,369,325	7,338,591	**	917,707,916

Short-Term Investments
Treasury Bills	—	43,213,352	—		43,213,352
Repurchase Agreements	—	164,125,647	—		164,125,647

Total Short-Term Investments	—	207,338,999	—		207,338,999

Purchased Options	88,768	—	—		88,768

Investments Valued at NAV(2)	—	—	—		2,147,442

Total Investments in Securities in Assets	$413,205,888	$1,131,831,179	$12,163,965	**	$1,559,348,474

Short Sales
Common Stocks	(40,212,356)	—	—		(40,212,356)
Exchange-Traded Fund	(1,478,428)	—	—		(1,478,428)
Corporate Bonds	—	(2,227,723)	—		(2,227,723)

Total Short Sales	(41,690,784)	(2,227,723)	—		(43,918,507)

Total Investments in Securities in Liabilities	$(41,690,784)	$(2,227,723)	$—		$(43,918,507)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$798,613	$—	$—		$798,613
Futures	(1,658,116)	—	—		(1,658,116)
Swaps - Credit Default	—	12,709,765	—		12,709,765
Swaps - Total Return	—	(9,309,087)	—		(9,309,087)
Written Options	(763)	—	—		(763)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

(2)	As of March 31, 2020, certain of the Portfolio’s investments were valued using net asset value per unit as practical expedient (“NAV”) and have been excluded from the fair value hierarchy.

There was $342,037 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Security was moved from Level 2 to Level 3 to reflect liquidity discount applied to vendor provided price due to lot size.

There was $269,820 transferred from Level 3 to Level 2 in Alternative Strategies Fund. Security was valued using approved price sources.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$6,952,738	$—	$—	$6,952,738
Preferred Stocks	963,500	—	—	963,500
Closed-End Funds	287,809	—	—	287,809
Exchange-Traded Fund	759,910	—	—	759,910

Total Equity	8,963,957	—	—	8,963,957

Fixed Income
Asset-Backed Securities	—	21,075,929	—	21,075,929
Bank Loans	—	12,466,543	—	12,466,543
Corporate Bonds	—	9,871,402	—	9,871,402
Government Securities & Agency Issue	—	16,242,281	—	16,242,281
Mortgage-Backed Securities	—	8,182,443	—	8,182,443
Municipal Bond	—	4,740	—	4,740

Total Fixed Income	—	67,843,338	—	67,843,338

Short-Term Investments
Certificate of Deposits	—	200,000	—	200,000
Commercial Paper	—	599,976	—	599,976
Money Market Fund	1,391,163	—	—	1,391,163
Repurchase Agreements	—	1,581,000	—	1,581,000
Treasury Bills	—	34,988	—	34,988

Total Short-Term Investments	1,391,163	2,415,964	—	3,807,127

Interest Rate Swaptions	—	50,644	—	50,644

Total Investments in Securities	$10,355,120	$70,309,946	$—	$80,665,066

Fixed Income
Unfunded Loan Commitments	—	41,842	—	41,842

Total Investments in Securities in Assets	$10,355,120	$70,351,788	$—	$80,706,908

Reverse Repurchase Agreements	—	(483,398)	—	(483,398)

Total Investments in Securities in Liabilities	$—	$(483,398)	$—	$(483,398)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$236,170	$—	$—	$236,170
Futures	(13,290)	—	—	(13,290)
Swaps - Interest Rate	—	(144,443)	—	(144,443)
Swaps - Credit Default	—	(1,487)	—	(1,487)
Written Options	(308,222)	—	—	(308,222)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Alternatives Fund.

There was $206,510 transferred from Level 3 to Level 2 in High Income Alternatives Fund. Security was valued using approved price sources.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

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Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

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Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

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Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

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Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

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Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

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Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

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Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

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Market Volatility Associated with COVID-19. The financial markets have recently been impacted by the outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19, which was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in international border closings, enhanced health screenings, expanded healthcare services and expenses, quarantines and other restrictions on business and personal activities, cancellations, disruptions to supply chains and consumer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

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Materials Sector Risk. A Fund may invest a portion of its assets in the materials sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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MLP Risk. Investing in MLP units involves some risks that differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Mortgage REIT Risk. Investing in mREITs involves certain risks related to investing in real property mortgages. In addition, mREITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Internal Revenue Code of 1986 (the “Code”). No assurances can be given that a mREIT in which the High Income Alternatives Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.